N-2 - USD ($)		Apr. 17, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001838126
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-280139
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		2
Entity Registrant Name		HPS Corporate Lending Fund
Entity Address, Address Line One		40 West 57th Street
Entity Address, Address Line Two		33rd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		212
Local Phone Number		287-6767
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S Shares	Class F Shares	Class D Shares	Class I Shares
Shareholder transaction expense (fees paid directly from your investment)
Maximum sales load (1)	—%	—%	—%	—%
Maximum Early Repurchase Deduction (2)	2.0%	2.0%	2.0%	2.0%
(1)
Neither the Fund nor the Managing Dealer will charge upfront sales load with respect to Class S shares, Class D shares, Class I shares or Class F shares; however, if you buy Class S shares, Class D shares, Class I shares or Class F shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 3.5% cap on NAV for Class S shares, a 2.0% cap on NAV for Class D shares, a 2.0% cap on NAV for Class I shares and a 2.0% cap on NAV for Class F shares. Please consult your selling agent for additional information.

(2)
Under our share repurchase program, to the extent we offer to repurchase shares in any particular quarter, we expect to repurchase shares pursuant to tender offers using a purchase price that will be disclosed in accordance with Exchange Act tender offer rules, except that shares that have not been outstanding for at least one year will be subject to a fee of 2.0% of such purchase price. The one-year
holding period is measured as of the subscription closing date immediately following the prospective repurchase date. The Early Repurchase Deduction may be waived, at our discretion, in the case of repurchase requests arising from the death, divorce or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to our Common Shares) (3)
Base management fees (4)	1.25%	1.25%	1.25%	1.25%
Incentive fees (5)	1.47%	1.47%	1.47%	1.47%
Shareholder servicing and/or distribution fees (6)	0.85%	0.50%	0.25%	—%
Interest payment on borrowed funds (7)	6.15%	6.15%	6.15%	6.15%
Acquired fund fees and expenses (8)	0.47%	0.47%	0.47%	0.47%
Other expenses (9)	0.33%	0.33%	0.33%	0.33%
Total annual expenses	10.52%	10.17%	9.92%	9.67%
(3)	The average of total net assets for the fiscal year ended December 31, 2025, which is employed as the denominator for expense ratio computation, was $11.0 billion.
(4)	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% of the value of our net assets as of the beginning of the first calendar day of the applicable month.
(5)
We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees included in the table above are based on actual annualized income. The incentive fees, if any, are divided into two parts:

•
The first part of the incentive fee is based on income, whereby we pay the Adviser quarterly in arrears 12.5% of our
Pre-Incentive
Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up.

•
The second part of the incentive fee is based on realized capital gains, whereby we pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid
incentive fee on capital gains.

The table above reflects incentive fees based on income, if any. The incentive fee based on income of 1.47% referenced in the table above is based on actual amounts of the income component of the incentive fee payable under the Investment Advisory Agreement during the fiscal year ended December 31, 2025. As we cannot predict with certainty whether we will meet the necessary performance targets with respect to the capital gains component of the incentive fee, we have assumed no such fees for this table. If we were to achieve a total return of 5.0% in a calendar year made up of entirely realized capital gains net of all realized capital losses and unrealized capital depreciation, an incentive fee equal to 0.63% of our net assets would be payable. See “Investment Advisory Agreement and Administration Agreement” for more information concerning the incentive fees.

(6)
Subject to FINRA limitations on underwriting compensation, we pay the following shareholder servicing and/or distribution fees to the Managing Dealer and/or a participating broker: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV, (b) for Class D shares, a shareholder servicing fee equal to 0.25% per annum of the aggregate NAV, and (c) for Class F shares, a shareholder servicing and/or distribution fee equal to 0.50% per annum of the aggregate NAV, in each case payable on a monthly basis in arrears as of the first calendar day of the month. No shareholder servicing or distribution fees are paid with respect to the Class I shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares, Class D shares and Class F shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, as required by exemptive relief that allows us to offer multiple classes of shares, at the end of the month in which the Managing Dealer in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to any single share held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such share (or a lower limit as determined by the Managing Dealer and the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on either (i) each such share that would exceed such limit or (ii) all Class S shares, Class D shares and Class F shares in such shareholder’s account. We may modify this requirement if permitted by applicable exemptive relief. At the end of such month, the applicable Class S shares, Class D shares or Class F shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S, Class D shares or Class F shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.

(7)
We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds (including unused fees, amortization of deferred financing costs, debt issuance costs and original issue discounts and the net interest on interest rate swaps accounted for as hedges) incurred during the fiscal year ended December 31, 2025, divided by our average net assets for the year ended December 31, 2025. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market.

(8)
Our shareholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act (i.e., acquired funds). This amount includes the annual fees and expenses of ULTRA III, LLC, our joint venture with Capital One Member, for the year ended December 31, 2025.

(9)
“Other expenses” include accounting, legal and auditing fees, custodian and transfer agent fees, reimbursement of expenses to our Administrator, organization and offering expenses, insurance costs, excise taxes and fees payable to our Trustees, as discussed in “Investment Advisory Agreement and Administration Agreement.” Other expenses represent the annual other expenses of the Fund and its subsidiaries based on actual amounts of other expenses incurred during the fiscal year ended December 31, 2025, divided by our average net assets for the fiscal year ended December 31, 2025.

We have entered into the Expense Support Agreement with the Adviser. Pursuant to the Expense Support Agreement, the Adviser is obligated to advance all of our Other Operating Expenses (each, a “Required Expense Payment”) to the effect that such expenses do not exceed 1.00% (on an annualized basis) of the Fund’s NAV. Any Required Expense Payment must be paid by the Adviser to us in any combination of cash or other immediately available funds and/or offset against amounts due from us to the Adviser or its affiliates. The Adviser may elect to pay certain additional expenses on our behalf (each, a “Voluntary Expense Payment” and together with a Required Expense Payment, the “Expense Payments”), provided that no portion of the payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Voluntary Expense Payment that the Adviser has committed to pay must be paid by the Adviser to us in any combination of cash or other immediately available funds no later than forty-five days after such commitment was made in writing, and/or offset against amounts due from us to the Adviser or its affiliates. The Adviser will be entitled to reimbursement of an Expense Payment from us if Available Operating Funds (as defined below under “Expense Support and Conditional Reimbursement Agreement”) exceed the cumulative distributions accrued to the Fund’s shareholders, among other conditions. See “Expense Support and Conditional Reimbursement Agreement” for additional information regarding the Expense Support Agreement. Because the Adviser’s obligation to make Voluntary Expense Payments is voluntary, the table above does not reflect the impact of any Voluntary Expense Payments from the Adviser.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example:
We have provided an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of our Common Shares. In calculating the following expense amounts, we have assumed that: (1) our annual operating expenses and offering expenses remain at the levels set forth in the table above, except to reduce annual expenses upon completion of organization and offering expenses, (2) the annual return after management fees and other expenses, but before incentive fees is 5.0%, (3) the net return after payment of incentive fees is distributed to shareholders net of the shareholder servicing and/or distributions fees and such amount is reinvested at NAV and (4) your financial intermediary does not directly charge you transaction or other fees.
Class S shares

	1 Year	3 Years	5 Years	10 Years
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of investment income:	$90	$261	$417	$757
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of capital gains:	$97	$277	$441	$787
Class F shares

	1 Year	3 Years	5 Years	10 Years
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of investment income:	$87	$251	$404	$739
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of capital gains:	$93	$268	$428	$770
Class D shares

	1 Year	3 Years	5 Years	10 Years
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of investment income:	$84	$245	$394	$725
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of capital gains:	$91	$261	$418	$758
Class I shares

	1 Year	3 Years	5 Years	10 Years
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of investment income:	$82	$238	$385	$711
Total cumulative expenses you would pay on a $1,000 investment assuming a reinvested 5.0% net return comprised solely of capital gains:	$88	$255	$409	$745
While the examples assume a 5.0% annual return on investment after management fees and expenses, but before incentive fees, our performance will vary and may result in an annual return that is greater or less than this.
These examples should not be considered a representation of your future expenses.
If we achieve sufficient returns on our investments to trigger a quarterly incentive fee on income and/or if we achieve net realized capital gains in excess of 5.0%, both our returns to our shareholders and our expenses would be higher. See “Investment Advisory Agreement and Administration Agreement” for information concerning incentive fees.

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in Common Shares will bear, directly or indirectly. Other expenses are estimated and may vary. Actual expenses may be greater or less than shown.
Basis of Transaction Fees, Note [Text Block]		fees paid directly from your investment
Other Expenses, Note [Text Block]
(9)
“Other expenses” include accounting, legal and auditing fees, custodian and transfer agent fees, reimbursement of expenses to our Administrator, organization and offering expenses, insurance costs, excise taxes and fees payable to our Trustees, as discussed in “Investment Advisory Agreement and Administration Agreement.” Other expenses represent the annual other expenses of the Fund and its subsidiaries based on actual amounts of other expenses incurred during the fiscal year ended December 31, 2025, divided by our average net assets for the fiscal year ended December 31, 2025.

We have entered into the Expense Support Agreement with the Adviser. Pursuant to the Expense Support Agreement, the Adviser is obligated to advance all of our Other Operating Expenses (each, a “Required Expense Payment”) to the effect that such expenses do not exceed 1.00% (on an annualized basis) of the Fund’s NAV. Any Required Expense Payment must be paid by the Adviser to us in any combination of cash or other immediately available funds and/or offset against amounts due from us to the Adviser or its affiliates. The Adviser may elect to pay certain additional expenses on our behalf (each, a “Voluntary Expense Payment” and together with a Required Expense Payment, the “Expense Payments”), provided that no portion of the payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Voluntary Expense Payment that the Adviser has committed to pay must be paid by the Adviser to us in any combination of cash or other immediately available funds no later than forty-five days after such commitment was made in writing, and/or offset against amounts due from us to the Adviser or its affiliates. The Adviser will be entitled to reimbursement of an Expense Payment from us if Available Operating Funds (as defined below under “Expense Support and Conditional Reimbursement Agreement”) exceed the cumulative distributions accrued to the Fund’s shareholders, among other conditions. See “Expense Support and Conditional Reimbursement Agreement” for additional information regarding the Expense Support Agreement. Because the Adviser’s obligation to make Voluntary Expense Payments is voluntary, the table above does not reflect the impact of any Voluntary Expense Payments from the Adviser.

Management Fee not based on Net Assets, Note [Text Block]		The base management fee paid to our Adviser is calculated at an annual rate of 1.25% of the value of our net assets as of the beginning of the first calendar day of the applicable month.
Acquired Fund Fees and Expenses, Note [Text Block]		Our shareholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act (i.e., acquired funds). This amount includes the annual fees and expenses of ULTRA III, LLC, our joint venture with Capital One Member, for the year ended December 31, 2025.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
HLEND A Funding Facility
December 31, 2025	$758,407	1,957.4	—	N/A
December 31, 2024	683,184	2,163.2	—	N/A
December 31, 2023	615,838	2,231.6	—	N/A
December 31, 2022	453,663	2,473.7	—	N/A
HLEND B Funding Facility
December 31, 2025	833,783	1,957.4	—	N/A
December 31, 2024	955,572	2,163.2	—	N/A
December 31, 2023	513,747	2,231.6	—	N/A
December 31, 2022	482,084	2,473.7	—	N/A
HLEND C Funding Facility
December 31, 2025	510,000	1,957.4	—	N/A
December 31, 2024	487,500	2,163.2	—	N/A
December 31, 2023	487,500	2,231.6	—	N/A
HLEND D Funding Facility
December 31, 2025	757,110	1,957.4	—	N/A
December 31, 2024	830,343	2,163.2	—	N/A
December 31, 2023	195,000	2,231.6	—	N/A
HLEND E Funding Facility
December 31, 2025	906,290	1,957.4	—	N/A
December 31, 2024	642,800	2,163.2	—	N/A
Revolving Credit Facility
December 31, 2025	1,742,106	1,957.4	—	N/A
December 31, 2024	1,186,264	2,163.2	—	N/A
December 31, 2023	1,025,294	2,231.6	—	N/A
December 31, 2022	704,819	2,473.7	—	N/A
November 2025 Notes
December 31, 2025	—	—	—	N/A
December 31, 2024	170,000	2,163.2	—	N/A
December 31, 2023	170,000	2,231.6	—	N/A
December 31, 2022	170,000	2,473.7	—	N/A
November 2027 Notes
December 31, 2025	155,000	1,957.4	—	N/A
December 31, 2024	155,000	2,163.2	—	N/A
December 31, 2023	155,000	2,231.6	—	N/A
December 31, 2022	155,000	2,473.7	—	N/A
March 2026 Notes
December 31, 2025	—	—	—	N/A
December 31, 2024	276,000	2,163.2	—	N/A
December 31, 2023	276,000	2,231.6	—	N/A

	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
March 2028 Notes
December 31, 2025	124,000	1,957.4	—	N/A
December 31, 2024	124,000	2,163.2	—	N/A
December 31, 2023	124,000	2,231.6	—	N/A
September 2027 Notes
December 31, 2025	75,000	1,957.4	—	N/A
December 31, 2024	75,000	2,163.2	—	N/A
December 31, 2023	75,000	2,231.6	—	N/A
September 2028 Notes
December 31, 2025	250,000	1,957.4	—	N/A
December 31, 2024	250,000	2,163.2	—	N/A
December 31, 2023	250,000	2,231.6	—	N/A
January 2029 Notes
December 31, 2025	550,000	1,957.4	—	N/A
December 31, 2024	550,000	2,163.2	—	N/A
September 2029 Notes
December 31, 2025	400,000	1,957.4	—	N/A
December 31, 2024	400,000	2,163.2	—	N/A
January 2028 Notes
December 31, 2025	750,000	1,957.4	—	N/A
April 2032 Notes
December 31, 2025	500,000	1,957.4	—	N/A
June 2027 Notes
December 31, 2025	400,000	1,957.4	—	N/A
June 2030 Notes
December 31, 2025	500,000	1,957.4	—	N/A
September 2028-1 Notes
December 31, 2025	600,000	1,957.4	—	N/A
November 2030 Notes
December 31, 2025	500,000	1,957.4	—	N/A
2023 CLO Secured Notes
December 31, 2025	—	—	—	N/A
December 31, 2024	323,000	2,163.2	—	N/A
December 31, 2023	323,000	2,231.6	—	N/A
2023 CLO Refinancing Secured Notes
December 31, 2025	578,000	1,957.4	—	N/A
2024 CLO Secured Notes
December 31, 2025	400,000	1,957.4	—	N/A
December 31, 2024	400,000	2,163.2	—	N/A
2025 CLO Secured Debt
December 31, 2025	850,000	1,957.4	—	N/A
2025-4 CLO Secured Notes
December 31, 2025	850,000	1,957.4	—	N/A
Short-Term Borrowings
December 31, 2025	—	—	—	N/A
December 31, 2024	—	—	—	N/A
December 31, 2023	—	—	—	N/A
December 31, 2022	379,081	2,473.7	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities is shown in the following table as of the end of the audited fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022. This information about our senior securities should be read in conjunction with “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included elsewhere in this prospectus.

	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
HLEND A Funding Facility
December 31, 2025	$758,407	1,957.4	—	N/A
December 31, 2024	683,184	2,163.2	—	N/A
December 31, 2023	615,838	2,231.6	—	N/A
December 31, 2022	453,663	2,473.7	—	N/A
HLEND B Funding Facility
December 31, 2025	833,783	1,957.4	—	N/A
December 31, 2024	955,572	2,163.2	—	N/A
December 31, 2023	513,747	2,231.6	—	N/A
December 31, 2022	482,084	2,473.7	—	N/A
HLEND C Funding Facility
December 31, 2025	510,000	1,957.4	—	N/A
December 31, 2024	487,500	2,163.2	—	N/A
December 31, 2023	487,500	2,231.6	—	N/A
HLEND D Funding Facility
December 31, 2025	757,110	1,957.4	—	N/A
December 31, 2024	830,343	2,163.2	—	N/A
December 31, 2023	195,000	2,231.6	—	N/A
HLEND E Funding Facility
December 31, 2025	906,290	1,957.4	—	N/A
December 31, 2024	642,800	2,163.2	—	N/A
Revolving Credit Facility
December 31, 2025	1,742,106	1,957.4	—	N/A
December 31, 2024	1,186,264	2,163.2	—	N/A
December 31, 2023	1,025,294	2,231.6	—	N/A
December 31, 2022	704,819	2,473.7	—	N/A
November 2025 Notes
December 31, 2025	—	—	—	N/A
December 31, 2024	170,000	2,163.2	—	N/A
December 31, 2023	170,000	2,231.6	—	N/A
December 31, 2022	170,000	2,473.7	—	N/A
November 2027 Notes
December 31, 2025	155,000	1,957.4	—	N/A
December 31, 2024	155,000	2,163.2	—	N/A
December 31, 2023	155,000	2,231.6	—	N/A
December 31, 2022	155,000	2,473.7	—	N/A
March 2026 Notes
December 31, 2025	—	—	—	N/A
December 31, 2024	276,000	2,163.2	—	N/A
December 31, 2023	276,000	2,231.6	—	N/A

	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per Unit (2)	Involuntary Liquidating Preference per Unit (3)	Average Market Value per Unit (4)
March 2028 Notes
December 31, 2025	124,000	1,957.4	—	N/A
December 31, 2024	124,000	2,163.2	—	N/A
December 31, 2023	124,000	2,231.6	—	N/A
September 2027 Notes
December 31, 2025	75,000	1,957.4	—	N/A
December 31, 2024	75,000	2,163.2	—	N/A
December 31, 2023	75,000	2,231.6	—	N/A
September 2028 Notes
December 31, 2025	250,000	1,957.4	—	N/A
December 31, 2024	250,000	2,163.2	—	N/A
December 31, 2023	250,000	2,231.6	—	N/A
January 2029 Notes
December 31, 2025	550,000	1,957.4	—	N/A
December 31, 2024	550,000	2,163.2	—	N/A
September 2029 Notes
December 31, 2025	400,000	1,957.4	—	N/A
December 31, 2024	400,000	2,163.2	—	N/A
January 2028 Notes
December 31, 2025	750,000	1,957.4	—	N/A
April 2032 Notes
December 31, 2025	500,000	1,957.4	—	N/A
June 2027 Notes
December 31, 2025	400,000	1,957.4	—	N/A
June 2030 Notes
December 31, 2025	500,000	1,957.4	—	N/A
September 2028-1 Notes
December 31, 2025	600,000	1,957.4	—	N/A
November 2030 Notes
December 31, 2025	500,000	1,957.4	—	N/A
2023 CLO Secured Notes
December 31, 2025	—	—	—	N/A
December 31, 2024	323,000	2,163.2	—	N/A
December 31, 2023	323,000	2,231.6	—	N/A
2023 CLO Refinancing Secured Notes
December 31, 2025	578,000	1,957.4	—	N/A
2024 CLO Secured Notes
December 31, 2025	400,000	1,957.4	—	N/A
December 31, 2024	400,000	2,163.2	—	N/A
2025 CLO Secured Debt
December 31, 2025	850,000	1,957.4	—	N/A
2025-4 CLO Secured Notes
December 31, 2025	850,000	1,957.4	—	N/A
Short-Term Borrowings
December 31, 2025	—	—	—	N/A
December 31, 2024	—	—	—	N/A
December 31, 2023	—	—	—	N/A
December 31, 2022	379,081	2,473.7	—	N/A

(1)	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)
Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.

(3)
The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.

(4)	Not applicable because the senior securities are not registered for public trading.

Senior Securities Headings, Note [Text Block]		Information about our senior securities is shown in the following table as of the end of the audited fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022. This information about our senior securities should be read in conjunction with “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included elsewhere in this prospectus.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGIES
We were formed on December 23, 2020, as a Delaware statutory trust. We seek to invest primarily in newly originated senior secured debt and other securities, including syndicated loans, of private U.S. companies within the upper middle market.
We have elected to be regulated as a BDC under the 1940 Act. We have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code. As a BDC and a RIC, we will be required to comply with certain regulatory requirements.
Our investment objective is to generate attractive risk-adjusted returns, predominately in the form of current income, with select investments exhibiting the ability to capture long-term capital appreciation. Our investment strategy focuses primarily on newly originated, privately negotiated senior secured term loans in high quality, established upper middle market companies, and in select situations, companies in special situations. The loans within the portfolio are typically floating rate instruments that often pay current income on a quarterly basis. We expect returns to be generated from ongoing interest income as well as from original issue discount, closing payments, commitment fees, prepayments and related fees. We use the term “upper middle market companies” generally to mean companies with EBITDA of $75 million to $1 billion annually or $250 million to $5 billion in revenue annually, at the time of investment. We have and may continue to invest in smaller or larger companies if an opportunity presents attractive investment characteristics and risk-adjusted returns. While our investment strategy primarily focuses on companies in the United States, we also intend to leverage HPS’s global presence to invest in companies in Europe, Australia and other locations outside the U.S., subject to compliance with BDC requirements to invest at least 70% of assets in “eligible portfolio companies.” In addition to corporate level obligations, our investments in these companies may also opportunistically include private asset-based financings such as equipment financings, financings against mission-critical corporate assets and mortgage loans. We may also selectively make investments that represent equity in portfolios of loans, receivables or other debt instruments. We may also participate in programmatic (i.e., recurring) investments through partnerships or joint ventures with one or more unaffiliated banks or other financial institutions, including structures where a partner assumes senior exposure to each investment, and we participate in the junior exposure. Programmatic investments generally represent investments made as part of an ongoing partnership or arrangement (e.g., joint venture) with a third party. In these cases, we may make a commitment to invest repeatedly in a series of transactions over time, rather than making a single, standalone investment. These investments would generally be subject to an agreed upon framework, strategy, and/or approval process, and are intended to build a portfolio through continued relationship with one or more program partners.
Our investment strategy also includes a smaller allocation to more liquid credit investments such as non-investment
grade broadly syndicated loans, leveraged loans, secured and unsecured corporate bonds, and securitized credit. Our liquid credit instruments have included and may continue to include senior secured loans, senior secured bonds, high yield bonds and structured credit instruments. We intend to use these investments to maintain liquidity for our share repurchase program and manage cash before investing subscription proceeds into originated loans, while also seeking attractive investment returns. We may also invest in publicly traded securities of larger corporate issuers on an opportunistic basis when market conditions create compelling potential return opportunities, subject to compliance with BDC requirements to invest at least 70% of assets in “eligible portfolio companies.”
We believe our investment strategy has the ability to benefit from strong downside protections. With our primary focus on senior secured loans, our investments are generally expected to display conservative loan-to-value
ratios, benefit from a direct security interest in a borrower’s assets and require that borrowers provide financial maintenance covenants or other structural credit features tailored to mitigate identifiable credit risks.
We will capitalize on HPS’s scale, differentiated breadth of deal origination sourcing, expertise in fundamental credit analysis and structuring, rigorous approach to investment selection and active portfolio monitoring to implement our investment strategy and seek to deliver attractive risk returns to our shareholders.

Under normal circumstances, we invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in credit and credit-related instruments issued by corporate issuers (including loans, notes, bonds and other corporate debt securities).
Our investments in newly originated secured debt have taken and may continue to take the form of first lien senior secured and unitranche loans, notes, bonds and other corporate debt securities, bridge loans, assignments, participations, total return swaps and other derivatives. We seek to invest primarily in first lien senior secured debt and unitranche loans but may also invest in second lien and subordinated debt. We invest primarily in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. A portion of our investments may also be composed of “covenant-lite loans,” although such loans are not expected to comprise a significant portion of our portfolio. We also have the ability to acquire investments through secondary transactions, including through loan portfolios, receivables, contractual obligations to purchase subsequently originated loans and other debt instruments.
Although not expected to be a primary component of our investment strategy, we may also make certain Opportunistic Investments, in each case taking into account availability of leverage for such investments and our target risk/return profile. We may, to a limited extent, invest in junior debt (whether secured or unsecured), including mezzanine loans, as part of our investment strategy and upon approval of each such investment by our portfolio management team. We may also invest in preferred equity, or our debt investments may be accompanied by equity- related securities (such as options or warrants) and/or select common equity investments. While we expect our assets to be primarily directly originated, we may also invest in structured products or broadly syndicated transactions where HPS and/or its affiliates seek an anchor-like or otherwise influential role in certain traded instruments as part of our liquid portfolio.
The loans within the portfolio are typically floating rate instruments that often pay current income on a quarterly basis, and we look to generate return from a combination of ongoing interest income, original issue discount, closing payments, commitment fees, prepayments and related fees. Our investments generally have stated terms of three to seven years, and the expected average life of our investments is generally two to three years. However, there is no limit to the maturity or duration of any investment that we may hold in our portfolio. We expect most of our debt investments to be unrated. When rated by a nationally recognized statistical ratings organization, our investments would generally carry a rating below investment grade (rated lower than “Baa3” by Moody’s Investor Service, Inc. or lower than
“BBB-”
by Standard & Poor’s Rating Services). Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be illiquid and difficult to value.
Subject to the limitations of the 1940 Act, we may invest in loans or other securities, the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by other funds and accounts sponsored or managed by the Adviser, HPS and/or certain of their affiliates. We expect to invest in co-investment
transactions with other funds and accounts sponsored or managed by the Adviser, HPS or certain of their affiliates. See “Regulation-Affiliated Transactions” and “Conflicts of
Interest—Co-Investment
Relief.”
We have, and may in the future, enter into interest rate, foreign exchange, and/or other derivative arrangements to hedge against interest rate, currency, and/or other credit related risks through the use of futures, swaps, options and forward contracts. These hedging activities are subject to the applicable legal and regulatory compliance requirements; however, there can be no assurance any hedging strategy employed will be successful. We have and may also seek to borrow capital in local currency as a means of hedging our
non-U.S.
dollar denominated investments.
Our investments are subject to a number of risks. See “Risk Factors.”

The Adviser and the Administrator
The Fund’s investment activities are managed by the Adviser, an investment adviser registered with the SEC under the Advisers Act and a wholly-owned subsidiary of HPS that has access to the same resources and investment personnel for the management of the Fund that HPS utilizes for the management of other funds and accounts. HPS is a part of BlackRock, one of the world’s leading providers of investment, advisory, and risk management solutions. Our Adviser is responsible for sourcing potential investments, conducting due diligence on prospective investments, analyzing investment opportunities, structuring investments and monitoring our portfolio on an ongoing basis.
The Administrator provides or oversees the performance of administrative and compliance services. We reimburse the Administrator for its costs, expenses and our allocable portion of compensation (including salaries, bonuses and benefits) of the Administrator’s personnel and other expenses incurred by the Administrator in performing its administrative obligations under the Administration Agreement; provided, that such expenses shall exclude (1) rent or depreciation, utilities, capital equipment and other administrative items of the Administrator, and (2) salaries, fringe benefits, travel expenses and other administrative items incurred or allocated to any “Controlling Person” (as defined in the Omnibus Guidelines) of the Administrator.
HPS Investment Partners, a part of BlackRock, is a leading global, credit-focused alternative investment manager that seeks to provide creative capital solutions and generate attractive risk-adjusted returns for its clients. HPS manages various strategies across the capital structure, including privately negotiated senior debt; privately negotiated junior capital solutions in debt, preferred equity and common equity formats; liquid credit including syndicated leveraged loans, collateralized loan obligations and high yield bonds; asset-based finance and real estate. The scale and breadth of the HPS platform offers the flexibility to invest in companies large and small, through standard or customized solutions.
HPS was established in 2007 as a unit of Highbridge Capital Management, LLC (“HCM”), a subsidiary of JPMorgan Asset Management (“JPMAM”). On March 31, 2016, the senior executives of HPS acquired HPS and its subsidiaries from JPMAM and HCM (the “Transaction”

). Following the Transaction, JPMAM retained a passive minority investment in HPS, which was subsequently redeemed in April 2022. In June 2018, affiliates of Dyal Capital Partners made a passive minority investment in HPS. In February 2022, an affiliate of The Guardian Life Insurance Company of America made a passive minority investment in HPS, which was subsequently increased in August 2024. On July 1, 2025, BlackRock acquired the business and assets of HPS, with 100% of consideration paid in BlackRock equity (the “HPS/BlackRock Transaction”).
The HPS/BlackRock Transaction brings together BlackRock’s corporate and asset owner relationships with HPS’s diversified origination and capital flexibility. BlackRock and HPS have formed a new private financing solutions business unit (“PFS”) led by Scott Kapnick, Scot French, and Michael Patterson, creating an integrated

11
Prior to the Transaction, HPS was a subsidiary of HCM, which is a subsidiary of JPMAM, which in turn is a subsidiary of JPMorgan Chase & Co. (together with its affiliates, “JPM”). Immediately following the closing of the Transaction, the portfolio managers and other HPS employees responsible for the investment activities of HPS separated from JPM and continued to be employees of HPS. HPS is no longer deemed affiliated with JPM.

franchise with approximately $381 billion in client assets, including $254 billion of private credit assets.

This combined platform, which has more than 610 investment professionals and more than 1,400 employees globally

, offers broad capabilities across senior and junior credit solutions, asset-based finance, real estate, CLOs and
GP-LP
solutions. As part of the HPS/BlackRock Transaction, Scott Kapnick, Scot French, and Michael Patterson have joined BlackRock’s Global Executive Committee, and Scott Kapnick has been appointed as an observer to the BlackRock board of directors. The Adviser remains responsible for our investment activities. See “
Risk Factors-Risks Related to the HPS/BlackRock
Transaction-The
HPS/BlackRock Transaction
.” for further details.
Market Opportunity
Private credit as an asset class has grown considerably since the global financial crisis of 2008, and it is estimated that the total market size of private credit has grown to reach $1.8 trillion as of December 31, 2025.

We expect this growth to continue and, along with the factors outlined below, to provide a robust backdrop to what HPS believes will be a significant number of attractive investment opportunities aligned to our investment strategy.

•
Senior Secured Loans Offer Attractive Investment Characteristics
. HPS believes that senior secured loans benefit from their relative priority position, typically sitting as the most senior obligation in an issuer’s capital structure, often with a direct security interest in the issuer’s (or its subsidiaries’) assets. Senior secured loans generally offer floating rate cash interest coupons that HPS believes can be an attractive return attribute in an elevated interest rate environment. In addition to a current income component, senior secured loans typically include original issue discount, closing payments, commitment fees, Secured Overnight Financing Rate (“SOFR”) (or similar rate) floors, call protection, and/or prepayment penalties and related fees that are additive components of total return. The relative seniority and security of senior secured loans, coupled with the privately negotiated nature of direct lending, help mitigate downside risk.

•
Regulatory Actions Continue to Drive Demand towards Private Financing.
The direct lending market has seen notable growth and has become a viable alternative solution for middle to upper middle market borrowers seeking financing capital. Global regulatory actions that followed the 2008 financial crisis have significantly increased the cost of capital requirements for commercial banks, limiting the

12
Represents the US Dollar equivalent combined AUM of HPS funds (including ElmTree funds) and BlackRock funds that form Private Financing Solutions (“PFS”) as of December 31, 2025. The AUM of heritage HPS funds is calculated as follows: (i) for private credit funds, related managed accounts and certain other closed-ended liquid credit funds: as capital commitments during such funds’ investment periods and, post such funds’ investment periods, as the cost of investment or latest available net asset value (including fund-level leverage but in all cases capped at capital commitments), (ii) for liquid credit open-ended funds and related managed accounts other than CLOs: as the latest available net asset value, (iii) for CLOs and warehouses: as the par value of collateral assets and cash in the portfolio and (iv) for business development companies: net asset value plus leverage (inclusive of drawn and undrawn amounts) as of the prior month-end.
The AUM of ElmTree funds represents the gross asset value plus uncalled commitments over a fund’s life with the exception of the AUM of ElmTreeUnity Debt Fund, LP, which represents total commitments of the fund. The AUM of heritage BlackRock funds represents: (i) for evergreen funds, closed-ended commingled funds and mandates in their investment period: the sum of fee-earning
and any
non-fee-earning
client commitments and
co-investments,
and the effective leverage for any levered credit vehicles; (ii) for closed-ended commingled funds and mandates in runoff: the aggregate of each fund’s fee-earning
assets under management; (iii) for liquid and semi-liquid credit open-ended funds and related managed accounts other than CLOs: as the aggregate of each fund’s net asset value; and (iv) for CLOs and warehouses: the par value of collateral assets and cash in the portfolio. In all cases, AUM is inclusive of internal BlackRock allocations.

13	Headcount as of December 31, 2025.
14	Source: Preqin, Preqin Special Report: The Future of Alternatives in 2030. Data as of December 31, 2025.

willingness of commercial banks to originate and retain illiquid, non-investment
grade credit commitments on their balance sheets, particularly with respect to middle and upper middle market-sized
issuers. Instead, many commercial banks have adopted an
“underwrite-and-distribute”
approach, which HPS believes is often less attractive to corporate borrowers seeking certainty of capital. As a result, commercial banks’ share of the leveraged loan market declined from approximately 71% in 1994 to less than 25% in 2022.

Access to the syndicated leveraged loan market has also become challenging for both first time issuers and smaller scale issuers, who previously had access to the capital markets. Issuers of tranche sizes representing less than $500 million accounted for approximately 5% of the new issue market in 2025 as compared to over 49% in 2000.

HPS believes that these regulatory actions have caused a shift in the role that commercial banks play in the direct lending market for middle to upper middle market borrowers, creating a void in the financing marketplace. This void has been filled by direct lending platforms which seek to provide borrowers an alternative “originate and retain” solution. In response, corporate borrower behavior has increasingly shifted to a more conscious assessment of the benefits that direct lending platforms of strategic financing partners can offer.

•
Volatility in Credit Markets has made Availability of Capital Less Predictable.
HPS believes that the value of direct lending platforms for borrowers hinges on providing certainty of capital at a fair economic price. Volatility in the credit markets, coupled with changes to the regulatory framework over the past several years, has resulted in an imbalance between the availability of new loans to middle market borrowers and the demand from borrowers requiring capital for acquisitions, capital expenditures, recapitalizations, refinancings and restructurings. HPS believes that the scarcity of the supply of traditional loan capital relative to the demand has created an environment where direct lenders can often negotiate loans with attractive returns and creditor protections compared to public markets.

•
Increasingly Larger Borrowers Are Finding Value in Private Solutions
. HPS believes the opportunity set has subtly shifted toward larger borrowers in recent times. The private credit focus on the middle market was traditionally driven by borrowers’ inefficient access to capital, and the fact that such borrowers were too small to have a syndicated loan or high yield bond. At the upper end of the middle market, companies have traditionally had the option to pursue a broadly syndicated loan, but volatility has increased the value they appear to be placing on the confidentiality, efficiency and execution certainty that is available in the private credit market. HPS believes that as borrowers and debt advisors become more aware of the depth in the private debt market that has been created by scaled providers, they will increasingly weigh this option for financing against public market alternatives for larger companies. HPS believes the benefits of this growing opportunity set at the upper end of the market will accrue to the largest direct lending players, like HPS, as scale is a prerequisite for providing certainty.

Potential Competitive Strengths
HPS, a part of BlackRock, is a leading global, credit-focused alternative investment manager that seeks to provide creative capital solutions and generate attractive risk-adjusted returns for its clients. The scale and breadth of HPS’s platform offers the flexibility to invest in companies large and small across the capital structure through both standard and highly customized structures. At its core, HPS shares a common thread of intellectual rigor and investment discipline that enables it to create value for its clients, who have entrusted HPS with approximately $177 billion as of December 31, 2025.

15	Source: S&P LCD Quarterly Leveraged Lending Review 4Q 2022, Primary Investor Market: Banks vs. Non-Bank.
16	Source: S&P LCD Middle Market Deal Size Category Factsheet 4Q 2025.

Since its inception in 2007, HPS has committed approximately $212 billion in privately originated transactions across more than 1,000 investments.

We benefit from the following key competitive strengths of HPS in pursuing our investment strategy:

•
Breadth of HPS’s Credit Investment Platform
. HPS, a part of BlackRock, is a global alternative investment manager with strategies that seek to capitalize on non-investment
grade credit opportunities across the capital structure. As a multi-strategy credit platform, seeking opportunities across both private and liquid credit. HPS’s team of over 290 investment professionals managed approximately $177 billion as of December 31, 2025. HPS believes that its multi-strategy approach may provide a distinctive vantage point to evaluate relative value and better positions the firm to provide borrowers with a comprehensive and diverse set of potential financing solutions, which may enable the Fund to see more investment opportunities. In addition, HPS believes that its global footprint enables the Fund to view and potentially benefit from relative value opportunities across geographies.

•
Scaled Capital with an Ability to Speak for the Full Debt Quantum.
Scaled capital has been a key factor in capturing investment opportunities for prior funds managed by HPS. The scale of HPS’s direct lending platform enables it to invest in and hold loans in excess of $1 billion as the sole lender. HPS believes that there is a finite set of competitors who can provide and solely hold investments of this size and service these larger scale borrowers. HPS believes that many borrowers in this segment value the confidentiality, efficiency and execution certainty available in the private credit market. HPS also believes that being the sole or majority investor in a debt tranche can also provide the funds it or its affiliates advise with enhanced downside protection. Additionally, due to favorable competitive dynamics with fewer capital providers with the ability to deliver scaled capital solutions, HPS believes that HPS’s direct lending platform has, to date, been successful in capturing attractive risk-adjusted returns for providing solutions to larger, more diversified borrowers. Having the scale to provide a complete capital solution to larger borrowers has also been an important factor in HPS’s ability to make investments in an increasingly competitive market environment.

•
Diversified Sourcing Network.
HPS believes its diversified sourcing approach sets its platform apart from many of its peers. While the vast majority of peers focus their sourcing almost exclusively on financial sponsors and lending to businesses controlled by them, HPS has built an extensive relationship network across a breadth of private and public companies, management teams, banks, debt advisors, other financial intermediaries and financial sponsors. As a result, HPS has historically sourced a majority of its private credit investments from channels other than financial sponsors.

HPS believes that its ability to source from

17
As of December 31, 2025. Based on the total face value committed to private credit investments that are part of the Strategic Investment Partners strategy, Special Situations Opportunities strategy (private special situations investments), Specialty Direct Lending strategy, Core Senior Lending strategy, and any additional private credit investments made by one or more business development companies, private credit CLOs, separately managed funds or accounts, or private credit-focused joint ventures, excluding investments that are solely part of the High Grade Corporate-Focused, High Grade Asset-Based, Real Estate, Asset Value, or Sustainability & Energy Transition strategies.

18
As of December 31, 2025. Based on the total face value committed to private credit investments that are part of the Specialty Direct Lending strategy, Core Senior Lending strategy, and any additional private credit investments made by one or more business development companies, private credit CLOs, separately managed funds or accounts, or private credit-focused joint ventures, excluding investments that are solely part of the Strategic Investment Partners, Special Situations Opportunities (private special situations investments), High Grade Corporate-Focused, High Grade Asset-Based, Real Estate, Asset Value, or Sustainability & Energy Transition strategies. The Fund had a lower percentage of private credit investments sourced from channels other than financial sponsors as of December 31, 2025. There is no guarantee that the Fund will be able to source a similar or higher percentage of private credit investments from channels other than financial sponsors.

non-sponsor
channels significantly reduces the level of competitive intensity and allows it to focus on structuring improved economics, stricter financial covenants and stronger loan documentation. In addition, the direct dialogue with management teams can result in a better understanding of the underlying borrowers and better positioning to actively manage investments throughout their life. HPS is also actively engaged with financial sponsors, and its exposure to sponsor transactions tends to increase in times of public market dislocation (when certainty of capital and speed of execution with a single counterparty is often sought after and highly valued). HPS believes that the ability to flex in and out of both sponsor and non-sponsor
markets allows the Fund to remain nimble and optimize its opportunity set across different market dynamics. While HPS seeks to source investments from non-sponsor
channels for the Fund, as of December 31, 2025, the Fund has sourced only a minority of its overall private credit investments from non-sponsor
channels. The Fund may not, in the future, obtain its desired allocation to investments from the non-sponsor
channel, which could adversely impact returns.

•
Willingness to Navigate Complexity to Evaluate a Mispriced Opportunity.
HPS believes that its willingness to embrace complexity, such as complicated business models, esoteric underlying collateral, strained capital structures, and/or timing pressures, is a key differentiating factor relative to many competitors. In these situations, risk is often mispriced by the market, which HPS believes may offer a disproportionate return opportunity as there may be fewer willing lenders with the requisite expertise to underwrite these investment opportunities and borrowers tend to be more willing to pay for secured financing. HPS seeks to use its understanding of market structures to pursue these investment opportunities, identifying structures or deal dynamics that dissuade competing capital that view the opportunities as more “complex.” HPS believes that addressing complexity through creative pricing and structure can generate potential investment opportunities that can offer attractive, uncorrelated returns taking into account the additional work that is required. Leveraging HPS’s multi-strategy approach to credit may provide the Fund with distinctive vantage points in determining the relative value of, as well as insight into appropriately pricing, the investment opportunity in light of the risk. HPS believes that the capability to navigate complexity to identify a potentially mispriced investment opportunity is important in environments where volatility and uncertainty around economic growth is common.

•
Focus on the Upper Middle Market.
HPS’s direct lending platform generally targets the
upper-end
of the middle market. As HPS believes that the market is in its later stages of the existing credit cycle, HPS intends to position the portfolio by focusing on larger, more resilient companies that generally generate $75 million to $1 billion of EBITDA annually or $250 million to $5 billion in revenue annually. In comparison, the Pitchbook LCD definition of middle market is defined as companies with $50 million of EBITDA or less. HPS believes the upper end of the middle market has a favorable supply/demand dynamic relative to the lower end of the middle market, with substantial demand resulting from regulatory driven structural shifts in the financial landscape and limited supply as many other direct lending providers focus on small to middle market borrowers. HPS also believes that the upper middle market segment of the market can offer greater downside protection, as larger businesses typically possess the benefits of scale and a greater critical mass through diversification of customers and supplier base. As a result of these dynamics, HPS believes that it can generally negotiate commensurate or better terms with respect to borrowers in the upper middle market segment and that those borrowers can provide the Fund with increased downside protection, with the potential for attractive risk-adjusted returns compared to the smaller-end
and core-middle market.

•
Emphasis on Capital Preservation.
Capital preservation is a core component of HPS’s investment philosophy. In addition to its focus on stable, established upper middle market companies, HPS employs a highly selective and rigorous ‘‘private equity-like’’ diligence and investment evaluation process focused on identification of potential risks, when evaluating its directly originated investments. HPS believes tight credit structuring is a fundamental part of the risk and recovery calculus, as the illiquidity in private credit means that secondary market liquidity is not a reliable risk mitigant. HPS has also built a deep bench of restructuring, workout and value enhancement professionals with an average of 30 years of workout experience as of December 31, 2025, who work on an integrated basis to actively manage each investment throughout its life.
The Board
Overall responsibility for the Fund’s oversight rests with the Board. We have entered into the Investment Advisory Agreement with the Adviser, pursuant to which the Adviser manages the Fund on a day-to-day
basis. The Board is responsible for overseeing the Adviser and other service providers in our operations in accordance with the provisions of the 1940 Act, our Bylaws and applicable provisions of state and other laws. The Adviser will keep the Board well informed as to the Adviser’s activities on our behalf and our investment operations and provide the Board with additional information as the Board may, from time to time, request. The Board is currently composed of five members, four of whom are Trustees who are not “interested persons” of the Fund or the Adviser as defined in the 1940 Act.
Investment Selection and Process for Private Investment Portfolio
We believe that much of the value HPS creates for our private investment portfolio comes on the front end through the diversity of HPS’s sourcing capabilities. To source transactions, HPS leverages the breadth of its global credit platform and its shared knowledge and insights gleaned across both private and public credit to cast a wide net to drive transaction flow. HPS seeks to generate investment opportunities across its various sourcing channels, including financial intermediaries such as investment banks and debt advisory firms, direct relationships with companies and management teams, private equity sponsors and formal partnerships and strategic arrangements with select financial institutions. We believe that this multi-pronged approach to sourcing provides a significant pipeline of investment opportunities for us that could strengthen our portfolio with attractive investment economics and risk/reward profile.
The Adviser and HPS evaluate and manage directly originated investments by adhering to the core principles of rigorous fundamental analysis, thorough due diligence, active portfolio monitoring and risk management.
Rigorous Investment Screening and Selection Process
HPS expects us to benefit from its global sourcing platforms and seeks to build a strong pipeline of investment opportunities. From this pipeline, certain investments proceed to an initial screening discussion that focuses on establishing the framework for the viability of the investment opportunity and the reasons to make the investment (e.g., leading market share, sustainable franchise and brand value, and value-add
products or services). When evaluating a loan, the Investment Team expects to focus on a combination of business stability, asset values and contractual loan protections. We focus on lending to borrowers that the Investment Team believes demonstrate or are expected to develop attractive characteristics. These characteristics may include: (i) leading market share, (ii) sustainable competitive advantages and strong barriers to entry, (iii) substantial free cash flow conversion and EBITDA margins, (iv) liquidity to withstand market cycles, and/or (v) high-quality, proven management teams. When evaluating asset value, the Investment Team intends to focus on evaluating: (a) the liquidity and stability of the secondary market for the collateral, (b) the ability to effectively enforce security provisions and/or (c) the level of over-collateralization offered by the borrower’s underlying assets. This process seeks to prioritize the Investment Team’s time and resources by focusing on screening for opportunities where the borrower may place greater emphasis on certain non-economic
characteristics, such as certainty of scaled capital, creative financing solutions, an ability to understand complexity of capital structure or business risk and/or confidentiality of operating and financial performance. HPS believes that when facing these characteristics, we have a competitive edge over certain syndicated financing solutions or other competitive direct lending platforms (both of which typically have a lower cost of capital). This rigorous selection process helps the Investment Team focus on situations where the Adviser believes we have a competitive edge to capitalize on an investment opportunity.

Fundamental Analysis, Due Diligence, and Capital Preservation
The Investment Team’s approach to investment selection is anchored around seeking to conduct rigorous upfront, “private equity-like” due diligence. The Investment Team’s due diligence and risk management processes seek to utilize and benefit from the substantial resources within HPS, as well as the Investment Team’s extensive relationships with management teams, industry experts, consultants, and outside advisors. The Fund may at times retain outside consultants, expert networks, research firms and accounting and audit services to help enhance due diligence in certain areas of focus. The Investment Team intends to work closely with involved counterparties, such as financial intermediaries, or directly with a borrower’s management team, which is expected to provide certain due diligence advantages by facilitating access to the information needed to complete each step of the Investment Team’s screening, due diligence and monitoring process. In addition, the Investment Team seeks to employ a comprehensive investment process, which may include in-depth
due diligence and full credit analysis on transaction drivers, investment thesis, review of business, industry and borrower risks and mitigants, undertaking a competitive analysis, management calls/meetings, reviewing and performing financial analysis of historical results, preparing detailed models with financial forecasts, examining legal structure/terms/collateral, performing relative value analysis, employing external consultants and/or other considerations that the Investment Team deems appropriate. This investment process typically includes:

i.	Review of historical filings, financial information and other publicly-available information;

ii.	Assessment of monthly, quarterly and annual financial projections;

iii.	Business and industry diligence including meetings with senior management team, often in conjunction with retained third party experts;

iv.	Site/plant visits (where relevant), in certain cases in conjunction with retained industry-specific independent engineers;

v.	Accounting and quality of earnings review, often through retained external accountants;

vi.	“Channel checks” on the company, industry and management team, utilizing the Investment Team’s relationships as well as the institutional relationships of HPS;

vii.	Background checks on senior management and members of the board of directors using external providers; and/or

viii.	Detailed legal and structural analysis of the borrower and negotiation of the investment documentation.
HPS generally seeks to employ a “cradle to grave” approach with respect to its investments such that the Investment Team is responsible for sourcing the investment, investment due diligence, and monitoring the investment until the investment is exited. HPS believes that this is a distinctive approach that can lead to (i) greater connectivity between HPS and a borrower’s management teams, (ii) enhanced access to the borrower details and (iii) increased accountability to help reduce the inherent risk of knowledge loss in circumstances where the sourcing, diligence and monitoring roles are fragmented.
Post-Closing – Active Monitoring and Value-Added Collaboration with Portfolio Companies
The Investment Team intends to monitor the activities and the financial condition of each portfolio company through active dialogue with members of the management team. Currently, portfolio holdings are reviewed on a monthly basis and, on a quarterly basis, the Investment Team holds in-depth
portfolio review discussions led by the portfolio manager. Typically, during these discussions, each investment is assessed and ranked based on a risk scale that seeks to classify an investment by both operating and company/industry performance relative to its initial base-case plan. Based on these risk rankings, any investments that are undergoing strategic or financial challenges are typically reviewed and assessed on a weekly basis by the portfolio manager. The frequency of these discussions is intended to inform the Investment Team of any movement in the underlying operating and credit performance of the challenged investments on a nearly real-time basis.

Furthermore, HPS believes that these challenged investments benefit from the dedicated focus by HPS’s Workout and Value Enhancement Team (“WAVE”). The WAVE’s goal is to enhance values in positions with a high degree of risk and/or sufficient control, particularly in investments that have received reorganized equity post-restructuring. The WAVE seeks to work closely with the investment’s deal team through any workout processes, with a focus on preserving principal and enhancing post-reorganization equity value. The WAVE seeks to achieve this through a variety of activities, which may include the selection of new management teams, board members, setting of management incentives, engaging industry consultants, and/or identifying and implementing the go-forward
strategy of the borrower. Where needed, the WAVE expects to work fluidly with the investment’s deal team and/or restructuring team and expects to act as an additional resource on challenged investments. Overall, this hands-on
approach is designed to allow the Investment Team to proactively identify, address and mitigate downside risk to underperforming investments early in the life of the investment.
Disciplined Approach
The Investment Team expects to combine a disciplined investment approach with a substantial platform for transaction sourcing. Through this platform, the Investment Team expects to identify and invest in a select number of attractive investment opportunities. By adhering to the platform’s core principles of rigorous fundamental analysis, significant due diligence and active risk management, the Investment Team seeks to build an investment portfolio consisting primarily of senior secured loan investments that the Investment Team believes will generate an attractive risk-adjusted return profile.
Investment Committee
Our investment activities are under the direction of the Investment Committee and the Board. The Investment Committee is currently comprised of Michael Patterson, Scott Kapnick, Scot French, Purnima Puri, Faith Rosenfeld, Colbert Cannon, Michael Fenstermacher, Jeffrey Fitts, Vikas Keswani, and Grishma Parekh. Our
day-to-day
activities are overseen by our Investment Team, each member of which is an officer or employee of HPS or its affiliate. The Investment Team includes individuals with substantial experience in both secured loan and public credit investing and risk management. HPS may change the composition of the Investment Committee and the Investment Team at any time, and HPS may add additional senior Investment Team members to the Investment Committee over time. The culmination of the private investment process is typically a comprehensive Investment Committee recommendation package that details the merits, risks and research conducted to reach the investment conclusion. This package is then presented, reviewed and deliberated by the
Investment Team and the Investment Committee members during the Investment Committee Meeting, subject to any information barriers. The Investment Committee Meeting is the forum in which Investment Committee members can raise key questions, counter opinions, and deliberate on the investment opportunity.
Allocation of Investment Opportunities
General
Our Adviser, HPS and/or certain of their affiliates provide investment management services to registered investment companies, investment funds, client accounts and proprietary accounts that the Adviser, HPS and/or such affiliates may establish.
The Adviser shares any investment and sale opportunities with its, HPS’s and such affiliates’ other clients and us in accordance with the Advisers Act and firm-wide allocation policies. Subject to the Advisers Act and as further set forth in this prospectus, certain other clients of the Adviser or certain clients of HPS and/or their affiliates may receive certain priority or other allocation rights with respect to certain investments, subject to various conditions set forth in such other clients’ respective governing agreements.
In addition, as a BDC regulated under the 1940 Act, we are subject to certain limitations relating to co-investments
and joint transactions with affiliates, which, in certain circumstances, limit the Fund’s ability to make investments or enter into transactions alongside other clients.

Co-Investment
Relief
Affiliates of the Adviser and the Fund have received an exemptive order from the SEC that permits the Fund to co-invest
with certain other persons, including, but not limited to, certain affiliates of the Adviser and certain funds and accounts managed and controlled by the Adviser or its affiliates. Subject to the 1940 Act and the conditions of any such co-investment
order issued by the SEC, the Fund may, under certain circumstances, co-invest
with certain affiliated accounts in investments that are suitable for the Fund and one or more of such affiliated accounts. Even though the Fund and any such affiliated account co-invest
in the same securities, any of these
co-investment
opportunities may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating funds and/or accounts. To mitigate these conflicts, the Adviser and its affiliates managing other funds and accounts participating in transactions under the order will seek to allocate such transactions for all of the participating investment accounts, including the Fund, on a fair and equitable basis and in accordance with their respective allocation policies, and the other applicable conditions of the co-investment
exemptive relief. If the Adviser determines that an investment is not appropriate for us, the investment will not be allocated to us. On a quarterly basis, the Adviser will provide the Board with reports or other information requested by the Board related to the Fund’s participation in co-investment
transactions and a summary of related matters, if any, deemed significant that may have arisen during the relevant period.
Competition
The business of investing in debt investments is highly competitive and involves a high degree of uncertainty. Market competition for investment opportunities includes traditional lending institutions, including commercial and investment banks, as well as a growing number of non-traditional
participants, such as private credit funds, hedge funds, private equity funds, mezzanine funds, and other private investors, as well as BDCs, and debt-focused competitors, such as issuers of CLOs, and other structured loan funds. In addition, given our target investment size and investment type, the Adviser expects a large number of competitors for investment opportunities. Some of these competitors may have access to greater amounts of capital and to capital that may be committed for longer periods of time or may have different return thresholds than us, and thus these competitors may have advantages not shared by us. In addition, competitors may have incurred, or may in the future incur, leverage to finance their debt investments at levels or on terms more favorable than those available to us. Furthermore, competitors may offer loan terms that are more favorable to borrowers, such as less onerous borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Strong competition for investments could result in fewer investment opportunities for us, as certain of these competitors have established or are establishing investment vehicles that target the same or similar investments that we intend to purchase.
Over the past several years, many investment funds have been formed with investment objectives similar to ours, and many such existing funds have grown in size and have added larger successor funds to their platform. These and other investors may make competing offers for investment opportunities identified by the Adviser which may affect our ability to participate in attractive investment opportunities and/or cause us to incur additional risks when competing for investment opportunities. Moreover, identifying attractive investment opportunities is difficult and involves a high degree of uncertainty. The Adviser may identify an investment that presents an attractive investment opportunity but may not be able to complete such investment in a manner that meets our objectives. We may incur significant expenses in connection with the identification of investment opportunities and investigating other potential investments that are ultimately not consummated, including expenses related to due diligence, transportation and legal, accounting and other professional services as well as the fees of other third-party service providers.
Non-Exchange
Traded, Perpetual-Life BDC
We are
non-exchange
traded, meaning our shares are not listed for trading on a stock exchange or other securities market, and a perpetual-life BDC, meaning we are an investment vehicle of indefinite duration, whose

Common Shares are intended to be sold monthly on a continuous basis at a price generally equal to our monthly NAV per share. In our perpetual-life structure, we may, at our discretion, offer investors an opportunity to repurchase their shares on a quarterly basis, but we are not obligated to offer to repurchase any in any particular quarter. We believe that our perpetual nature enables us to execute a patient and opportunistic strategy and be able to invest across different market environments. This may reduce our risk of being a forced seller of assets in market downturns compared to non-perpetual
funds. While we may consider a liquidity event at any time in the future, we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time.
FINRA Rule 2310(b)(3)(D) requires that we disclose the liquidity of prior public programs sponsored by the Adviser, in which disclosed in the offering materials was a date or time period at which the program might be liquidated, and whether the prior program(s) in fact liquidated on or around that date or during the time period. As of the date of this prospectus, the Adviser has not sponsored any prior public programs responsive to FINRA Rule 2310(b)(3)(D).
Employees
We do not currently have any employees and do not expect to have any employees. Services necessary for our business are provided by individuals who are employees of the Adviser or its affiliates pursuant to the terms of the Investment Advisory Agreement and the Administrator or its affiliates pursuant to the Administration Agreement, as applicable. Each of our executive officers described under “Management of the Fund” is employed by the Adviser or its affiliates. Our day-to-day
investment operations are managed by the Adviser. Most of the services necessary for the originating and administration of our investment portfolio are provided by investment professionals employed by the Adviser or its affiliates. The Investment Team will focus on origination, non-originated
investments and transaction development and the ongoing monitoring of our investments. In addition, we reimburse the Administrator for its costs, expenses and allocable portion of overhead, including compensation (including salaries, bonuses and benefits) paid by the Administrator (or its affiliates) to our chief compliance officer and chief financial officer and their respective staffs as well as other administrative personnel (based on the percentage of time such individuals devote, on an estimated basis, to our business and affairs); provided, that such expenses shall exclude (1) rent or depreciation, utilities, capital equipment and other administrative items of the Administrator, and (2) salaries, fringe benefits, travel expenses and other administrative items incurred or allocated to any “Controlling Person” (as defined in the Omnibus Guidelines) of the Administrator.
Regulation as a BDC
The following discussion is a general summary of the material prohibitions and descriptions governing BDCs generally. It does not purport to be a complete description of all of the laws and regulations affecting BDCs.
Qualifying Assets
. Under the 1940 Act, a BDC may not acquire any asset other than Qualifying Assets, unless, at the time the acquisition is made, Qualifying Assets represent at least 70% of the company’s total assets. The principal categories of Qualifying Assets relevant to our business are any of the following:
(1) Securities purchased in transactions not involving any public offering from the issuer of such securities, which issuer (subject to certain limited exceptions) is an Eligible Portfolio Company (as defined below), or from any person who is, or has been during the preceding 13 months, an affiliated person of an Eligible Portfolio Company, or from any other person, subject to such rules as may be prescribed by the SEC. An “Eligible Portfolio Company” is defined in the 1940 Act as any issuer which:

(a)	is organized under the laws of, and has its principal place of business in, the United States;

(b)
is not an investment company (other than a small business investment company wholly-owned by the BDC) or a company that would be an investment company but for certain exclusions under the 1940 Act; and

(c)	satisfies any of the following:
(i) does not have any class of securities that is traded on a national securities exchange;
(ii) has a class of securities listed on a national securities exchange, but has an aggregate market value of outstanding voting and non-voting
common equity of less than $250 million;
(iii) is controlled by a BDC or a group of companies, including a BDC and the BDC has an affiliated person who is a director of the Eligible Portfolio Company; or
(iv) is a small and solvent company having total assets of not more than $4 million and capital and surplus of not less than $2 million.
(2) Securities of any Eligible Portfolio Company controlled by us.
(3) Securities purchased in a private transaction from a U.S. issuer that is not an investment company or from an affiliated person of the issuer, or in transactions incident thereto, if the issuer is in bankruptcy and subject to reorganization or if the issuer, immediately prior to the purchase of its securities was unable to meet its obligations as they came due without material assistance other than conventional lending or financing arrangements.
(4) Securities of an Eligible Portfolio Company purchased from any person in a private transaction if there is no ready market for such securities and we already own 60% of the outstanding equity of the Eligible Portfolio Company.
(5) Securities received in exchange for or distributed on or with respect to securities described in (1) through (4) above, or pursuant to the exercise of warrants or rights relating to such securities.
(6) Cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment.
In addition, a BDC must be operated for the purpose of making investments in the types of securities described in (1), (2) or (3) above.
Significant Managerial Assistance
. A BDC must have been organized and have its principal place of business in the United States and must be operated for the purpose of making investments in the types of securities described above. However, in order to count portfolio securities as Qualifying Assets for the purpose of the 70% test, the BDC must either control the issuer of the securities or must offer to make available to the issuer of the securities (other than small and solvent companies described above) significant managerial assistance; except that, where the BDC purchases such securities in conjunction with one or more other persons acting together, one of the other persons in the group makes available such managerial assistance. Making available significant managerial assistance means, among other things, any arrangement whereby the BDC, through its trustees, officers or employees, offers to provide and, if accepted, does so provide, significant guidance and counsel concerning the management, operations or business objectives and policies of a portfolio company through monitoring of portfolio company operations, selective participation in board and management meetings, consulting with and advising a portfolio company’s officers or other organizational or financial guidance.
Temporary Investments
. Pending investment in other types of Qualifying Assets, as described above, our investments can consist of cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment, which are referred to herein, collectively, as temporary investments, so that 70% of our assets would be Qualifying Assets.
Warrants
. Under the 1940 Act, a BDC is subject to restrictions on the issuance, terms and amount of warrants, options or rights to purchase shares that it may have outstanding at any time. In particular, the amount of shares that would result from the conversion or exercise of all outstanding warrants, options or rights to purchase shares cannot exceed 25% of the BDC’s total outstanding shares.

Leverage and Senior Securities; Coverage Ratio.
We are permitted, under specified conditions, to issue multiple classes of indebtedness and one class of shares senior to our Common Shares if our asset coverage, as defined in the 1940 Act, would at least equal 150% immediately after each such issuance. On August 30, 2021, our sole shareholder approved the adoption of this 150% threshold pursuant to Section 61(a)(2) of the 1940 Act and such election became effective the following day. As defined in the 1940 Act, asset coverage of 150% means that for every $100 of net assets we hold, we may raise $200 from borrowing and issuing senior securities. In addition, while any senior securities remain outstanding, we will be required to make provisions to prohibit any distribution to our shareholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We are also permitted to borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes, which borrowings would not be considered senior securities.
We have entered into credit facilities, unsecured notes, debt securitization issuances and other financing arrangements to facilitate our investment objectives. Such credit facilities typically bear interest at floating rates spreads over SOFR or other applicable reference rates. Shareholders will bear the costs associated with any borrowings under our financing arrangements. In connection with a credit facility or other borrowings, lenders may require us to pledge assets, commitments and/or drawdowns (and the ability to enforce the payment thereof) and may ask to comply with positive or negative covenants that could have an effect on our operations. In addition, from time to time, our losses on leveraged investments may result in the liquidation of other investments held by us and may result in additional drawdowns to repay such amounts.
We may enter into a TRS agreement. A TRS is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during a specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS effectively adds leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Because of the unique structure of a TRS, a TRS often offers lower financing costs than are offered through more traditional borrowing arrangements. We would typically have to post collateral to cover this potential obligation.
We have created, and may in the future also create, leverage by securitizing our assets (including in CLOs) and retaining the equity portion of, and/or the subordinated notes issued by, the securitized vehicle. See “Risk Factors—The Fund is Subject to Risks Associated with Forming CLOs.” We may also from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions.
Code of Ethics
. We and the Adviser have adopted a code of ethics pursuant to Rule
17j-1
under the 1940 Act and Rule
204A-1
under the Advisers Act, respectively, that establishes procedures for personal investments and restricts certain personal securities transactions. Personnel subject to the code are permitted to invest in securities for their personal investment accounts, including securities that may be purchased or held by us, so long as such investments are made in accordance with the code’s requirements. You may read and copy this code of ethics at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090.
You may also obtain copies of the codes of ethics, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549.
Affiliated Transactions
. We may be prohibited under the 1940 Act from conducting certain transactions with our affiliates without the prior approval of our Trustees who are not interested persons and, in some cases, the prior approval of the SEC. Affiliates of the Adviser and the Fund have received an exemptive order from the SEC that permits us, among other things, to co-invest
with certain other persons, including certain affiliates of the Adviser and certain funds and accounts managed and controlled by the Adviser and its affiliates, subject to certain terms and conditions.
Other
. We will be periodically examined by the SEC for compliance with the 1940 Act, and be subject to the periodic reporting and related requirements of the Exchange Act.

We are also required to provide and maintain a bond issued by a reputable fidelity insurance company to protect against larceny and embezzlement. Furthermore, as a BDC, we are prohibited from protecting any Trustee or officer against any liability to our shareholders arising from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.
We are also required to designate a chief compliance officer and to adopt and implement written policies and procedures reasonably designed to prevent violation of the federal securities laws and to review these policies and procedures annually for their adequacy and the effectiveness of their implementation.
We are not permitted to change the nature of our business so as to cease to be, or to withdraw our election as, a BDC unless approved by a majority of our outstanding voting securities. A majority of the outstanding voting securities of a company is defined under the 1940 Act as the lesser of: (i) 67% or more of such company’s shares present at a meeting if more than 50% of the outstanding shares of such company are present or represented by proxy, or (ii) more than 50% of the outstanding shares of such company.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our Common Shares involves a number of significant risks. The following information is a discussion of the material risk factors associated with an investment in our Common Shares specifically, as well as those factors generally associated with an investment in a company with investment objectives, investment policies, capital structure or trading markets similar to ours. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our Common Shares. The risks below are not the only risks we face, but do represent all known material risks and uncertainties that we believe are most significant to our business, operating results and financial condition. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur our business, financial condition and results of operations could be materially and adversely affected. In such cases, the NAV of our Common Shares could decline, and you may lose all or part of your investment.
Risks Relating to the Fund’s Business and Structure
The Fund Has Limited Operating History.
The Fund is a
non-diversified,
closed-end
management investment company that has elected to be regulated as a BDC with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the results achieved by similar strategies managed by HPS or its affiliates will be achieved for the Fund. Past performance should not be relied upon as an indication of future results. Moreover, the Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objective and that the value of an investor’s investment could decline substantially or that the investor will suffer a complete loss of its investment in the Fund.
Prior to the commencement of the Fund’s operations, the Adviser and the members of the Investment Team had no prior experience managing a BDC, and the investment philosophy and techniques used by the Adviser to manage a BDC may differ from the investment philosophy and techniques previously employed by the Adviser, its affiliates, and the members of the Investment Team in identifying and managing past investments. In addition, the 1940 Act and the Code impose numerous constraints on the operations of BDCs and RICs that do not apply to the other types of investment vehicles. For example, under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of qualifying U.S. private companies or thinly traded public companies, cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment. The Adviser’s and the members of the Investment Team’s limited experience in managing a portfolio of assets under such constraints may hinder their respective ability to take advantage of attractive investment opportunities and, as a result, achieve the Fund’s investment objective.
The Fund May Not be Able to Meet its Investment Objective.
The Adviser cannot provide assurances that it will be able to identify, choose, make or realize investments of the type targeted for the Fund. There is also no guarantee that the Adviser will be able to source attractive investments for the Fund within a reasonable period of time. There can be no assurance that the Fund will be able to generate returns for the investors or that returns will be commensurate with the risks of the investments. The Fund may not be able to achieve its investment objective and investors may lose some or all of their invested capital. The failure by the Fund to obtain indebtedness on favorable terms or in the desired amount will adversely affect the returns realized by the Fund and impair the Fund’s ability to achieve its investment objective.
The Fund is Dependent on the Investment Team.
The success of the Fund depends in substantial part on the skill and expertise of the Investment Team. Although the Adviser believes the success of the Fund is not dependent upon any particular individual, there can be no assurance that the members of the Investment Team will continue to be affiliated with the Adviser and/or HPS throughout the life of the Fund or will continue to be available to manage the Fund. The unavailability of members of the Investment Team to manage the Fund’s investment program could have a material adverse effect on the Fund.

An Investment in the Fund is Illiquid and There are Restrictions on Withdrawal.
An investment in the Fund is suitable only for certain sophisticated investors that have no need for immediate liquidity in respect of their investment and who can accept the risks associated with investing in illiquid investments.
Our Common Shares are illiquid investments for which there is not and will likely not be a secondary market. Liquidity for our Common Shares will be limited to participation in our share repurchase program, which we have no obligation to maintain. When we make quarterly repurchase offers pursuant to the share repurchase program, we will offer to repurchase our Common Shares at a price that is estimated to be equal to our net asset value per share on the last day of such quarter, which may be lower than the price that you paid for our Common Shares. As a result, to the extent you paid a price that includes the related sales load and to the extent you have the ability to sell your Common Shares pursuant to our share repurchase program, the price at which you may sell Common Shares may be lower than the amount you paid in connection with the purchase of Common Shares in the offering.
To the extent a meaningful portion of the Common Shares are held by or through a relatively small number of shareholders, including affiliates of the Fund, institutional investors, feeder funds or other shareholders, including shareholders who collectively, and directly or indirectly, hold a meaningful portion of our Common Shares on the basis of allocations based on model portfolios, the Fund is subject to the risk that these shareholders may seek to sell their Common Shares pursuant to the Fund’s share repurchase program in large amounts rapidly or unexpectedly and/or that such shareholders may act in a coordinated or systemic manner and/or on a sustained basis, which may result in the total amount of shares tendered in a given quarter or across multiple quarters exceeding, at times significantly, the Fund’s quarterly repurchase offer amount. Shareholders have and may continue to seek, and certain financial intermediaries have and may continue to recommend to their clients that they seek, to repurchase some or all of the Common Shares that they hold. Economic or other external events may also result in a significant volume of repurchase requests in a given period or on a sustained basis across periods. Most of the Fund’s assets consist of instruments that cannot generally be readily liquidated without impacting the Fund’s ability to realize full value upon their disposition. Therefore, the Fund may not always have sufficient liquid resources to make repurchase offers. If the Fund determines to sell assets to satisfy repurchase requests, the Fund may not be able to realize the return on such assets that the Fund may have been able to achieve had it sold such assets at a more favorable time or held such assets to their maturity, and the Fund’s results of operations and financial condition could be materially adversely affected.
Significant repurchase requests, whether for a single period or for a sustained period, by shareholders could adversely affect the Fund’s ability to conduct its investment program, strain the Fund’s capacity to source investment opportunities and/or deploy capital promptly on attractive terms and/or increase operational complexity and/or expenses. In addition, shareholders seeking liquidity may experience delays in fully liquidating their investments and will remain subject to NAV fluctuations during such periods. Additionally, the presence of large shareholders or platform concentrations may increase the likelihood of oversubscription in future repurchase offers, further constraining liquidity available to other shareholders.
Shareholders Have No Right to Control the Fund’s Operations.
The Fund is managed exclusively by the Adviser. Shareholders will not make decisions with respect to the management, disposition or other realization of any investment, the day-to-day
operations of the Fund, or any other decisions regarding the Fund’s business and affairs, except for limited circumstances. Specifically, shareholders will not have an opportunity to evaluate for themselves the relevant economic, financial and other information regarding investments by the Fund or receive any financial information issued directly by the portfolio companies that is available to the Adviser. Shareholders should expect to rely solely on the ability of the Adviser with respect to the Fund’s operations.
The Fund’s Assets are Subject to Recourse.
The assets of the Fund, including any investments made by and any capital held by the Fund are available to satisfy all liabilities and other obligations of the Fund, as applicable. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the investment giving rise to the liability.

The Fund Borrows Money, Which Magnifies the Potential for Gain or Loss on Amounts and May Increase the Risk of Investing With Us.
Borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in our securities. We currently borrow under the Credit Facilities (as defined below), have completed term debt securitizations, and have issued or assumed other senior securities, including the Unsecured Notes (as defined below), and in the future may borrow from, or issue additional senior securities to, banks, insurance companies, funds, institutional investors and other lenders and investors. Lenders and holders of such senior securities have fixed dollar claims on our consolidated assets that are superior to the claims of our common shareholders or any preferred shareholders. If the value of our consolidated assets increases, then leveraging would cause the net asset value per share of our Common Shares to increase more sharply than it would have had we not incurred leverage.
Conversely, if the value of our consolidated assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not incurred leverage. Similarly, any increase in our consolidated income in excess of consolidated interest payable on the borrowed funds would cause our net income to increase more than it would had we not incurred leverage, while any decrease in our consolidated income would cause net income to decline more sharply than it would have had we not incurred leverage. Such a decline could negatively affect our ability to make distribution payments on our Common Shares. There can be no assurance that a leveraging strategy will be successful.
As of December 31, 2025, we had approximately $5,507.7 million of outstanding borrowings under our Credit Facilities (as defined below), $4,804.0 million in aggregate principal amount outstanding of unsecured notes comprised of $155 million in aggregate principal amount of our Series A Senior Notes, Tranche B (the “November 2027 Notes”), $124 million in aggregate principal amount of our Series A Senior Notes, Tranche B (the “March 2028 Notes”), $75 million in aggregate principal amount of our Series 2023-B Senior Notes, Tranche A (the “September 2027 Notes”), $250 million in aggregate principal amount of our Series 2023-B Senior Notes, Tranche B (the “September 2028 Notes”), $550 million in aggregate principal amount of our 6.75% notes due in 2029 (the “January 2029 Notes”), $400 million in aggregate principal amount of our 6.25% notes due in 2029 (the “September 2029 Notes”), $750 million aggregate principal amount of 5.45% notes due in 2028 (the “January 2028 Notes”), $500 million aggregate principal amount of 5.95% notes due in 2032 (the “April 2032 Notes”), $400 million aggregate principal amount of 5.30% notes due in 2027 (the “June 2027 Notes”), $500 million aggregate principal amount of 5.85% notes due in 2030 (the “June 2030 Notes”), $600 million aggregate principal amount of 4.90% notes due in 2028 (the “September 2028-1 Notes”), and $500 million aggregate principal amount of 5.45% notes due in 2030 (the “November 2030 Notes”, together with the November 2027 Notes, the March 2028 Notes, the September 2027 Notes, the September 2028 Notes, the January 2029 Notes, the September 2029 Notes, the January 2028 Notes, the April 2032 Notes, the June 2027 Notes, the June 2030 Notes, and the September 2028-1 Notes, the “Unsecured Notes”), $578 million in aggregate principal amount outstanding of the 2023 CLO Refinancing Secured Notes (as defined below), $400 million in aggregate principal amount of the 2024 CLO Secured Notes (as defined below), $850 million in aggregate principal amount of the 2025 CLO Secured Debt (as defined below) and $850 million in aggregate principal amount of the 2025-4 CLO Secured Notes (as defined below). We use interest rate swaps to mitigate interest rate risk associated with our Unsecured Notes. Under the interest rate swap agreements, we receive a fixed interest rate and pay a floating interest rate. The weighted average stated interest rate on our principal amount of outstanding indebtedness as of December 31, 2025 was 5.96% (including deferred financing costs, deferred issuance costs, original issue discounts and unused fees). We intend to continue borrowing under the Credit Facilities in the future and we may increase the size of the Credit Facilities or issue additional debt securities or other evidences of indebtedness (although there can be no assurance that we will be successful in doing so). For more information on our indebtedness, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Financial Condition, Liquidity and Capital Resources.” Our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures. The amount of leverage that we employ at any particular time will depend on our Adviser’s and our Board’s assessments of market and other factors at the time of any proposed borrowing. We are currently allowed to borrow amounts such that our asset coverage, as calculated pursuant to the 1940 Act, equals at least

150% after such borrowing (i.e., we are able to borrow up to two dollars for every dollar we have in assets less all liabilities and indebtedness not represented by senior securities issued by us).
The Credit Facilities, the Unsecured Notes and debt securitization issuances impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC. A failure to renew the Credit Facilities or to add new or replacement debt facilities or to issue additional debt securities or other evidences of indebtedness could have a material adverse effect on our business, financial condition and results of operations.
The following table illustrates the effect on return to a holder of our Common Shares of the leverage created by our use of borrowing at the weighted average stated interest rate of 5.96% (including deferred financing costs, deferred issuance costs, original issue discounts and unused fees) as of December 31, 2025, together with (a) our total value of net assets as of December 31, 2025; (b) approximately $12,989.7 million in aggregate principal amount of indebtedness outstanding as of December 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%.

	Assumed Return on Portfolio (Net of Expenses) (1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders (2)	(27.37)%	(16.80)%	(6.22)%	4.35%	14.93%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

(2)
In order to compute the “Corresponding Return to Common Shareholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at December 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 5.96% by the approximately $12,989.7 million of principal debt outstanding) is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of our net assets as of December 31, 2025 to determine the “Corresponding Return to Common Shareholders.”

Based on our outstanding indebtedness of $12,989.7 million as of December 31, 2025 and the effective weighted average annual interest rate of 5.96% as of that date (including deferred financing costs, deferred issuance costs, original issue discounts and unused fees), our investment portfolio would have been required to experience an annual return of at least 3.05% to cover annual interest payments on the outstanding debt.
There Can be No Assurance the Fund Will be Able to Obtain Leverage.
The Fund has sought and will continue to seek to regularly employ a significant amount of direct or indirect leverage in a variety of forms through borrowings, derivatives and other financial instruments as part of its investment program. However, there can be no assurance that the Fund will be able to obtain indebtedness at all or to the desired degree or that indebtedness will be accessible by the Fund at any time or in connection with any particular investment. If indebtedness is available to the Fund, there can be no assurance that such indebtedness will be available in the desired amount or on terms favorable to the Fund and/or terms comparable to terms obtained by competitors. The terms of any indebtedness are expected to vary based on the counterparty, timing, size, market interest rates, other fees and costs, duration, advance rates, eligible investments, and the ability to borrow in currencies other than the U.S. dollar. Moreover, market conditions or other factors may cause or permit the amount of leverage employed by the Fund to fluctuate over the Fund’s life. Furthermore, the Fund may seek to obtain indebtedness on an investment-by-investment
basis, and leverage may not be available or may be available on less desirable terms in connection with particular investments. The instruments and borrowing utilized by the Fund to leverage its investments may be collateralized by other assets of the Fund.

The Fund has incurred and expects in the future that it will continue to incur indebtedness collateralized by the Fund’s assets. As a BDC, with certain limited exceptions, the Fund will only be permitted to borrow amounts such that the Fund’s asset coverage ratio, as defined in the 1940 Act, equals at least 150% (equivalent to $2 of debt outstanding for each $1 of equity) after such borrowing. If the Fund is unable to obtain and maintain the desired amount of borrowings on favorable terms, the Adviser may seek to realize the Fund’s investments earlier than originally expected.
The Fund is Subject to Risks Relating to the Availability of Asset-Based Leverage.
The Fund has utilized and expects to continue to utilize asset-based leverage in acquiring investments on a deal-by-deal
basis. However, there can be no assurance that the Fund will be able to obtain indebtedness with respect to any particular investment. If indebtedness is available in connection with a particular investment, there can be no assurance that such indebtedness will be on terms favorable to the Fund and/or terms comparable to terms obtained by competitors, including with respect to costs, duration, size, advance rates and interest rates. Moreover, market conditions or other factors may cause or permit the amount of leverage employed by the Fund to fluctuate over its life. For example, if leverage is obtained later in the Fund’s life, the Fund may immediately deploy such leverage in order to achieve the desired borrowing ratio, which may involve making distributions of borrowed funds. If the Fund is unable to, or not expected to be able to, obtain indebtedness in connection with a particular investment, the Fund may determine not to make the investment or may invest a different proportion of its available capital in such investment. This may affect the ability of the Fund to make investments, could adversely affect the returns of the Fund and may impair its ability to achieve its investment objective. In addition, the lender may impose certain diversification or other requirements in connection with asset-based leverage, and these restrictions are expected to impact the ability of the Fund to participate in certain investments or the amount of the Fund’s participation in certain investments.
The Fund is Subject to Risks Relating to Use of Leverage.
The Fund has sought and will continue to seek to employ direct or indirect leverage in a variety of forms, including through borrowings, derivatives, and other financial instruments as part of its investment program, which leverage has been and is expected to be secured by the Fund’s assets. The greater the total leverage of the Fund relative to its assets, the greater the risk of loss and possibility of gain due to changes in the values of its investments. The extent to which the Fund uses leverage may have other significant consequences to shareholders, including, the following: (i) greater fluctuations in the net assets of the Fund; (ii) use of cash flow (including capital contributions) for debt service and related costs and expenses, rather than for additional investments, distributions, or other purposes; (iii) to the extent that the Fund’s cash proceeds are required to meet principal payments, the shareholders may be allocated income (and therefore incur tax liability) in excess of cash available for distribution; (iv) in certain circumstances the Fund may be required to harvest investments prematurely or in unfavorable market conditions to service its debt obligations, and in such circumstances the recovery the Fund receives from such harvests may be significantly diminished as compared to the Fund’s expected return on such investments; (v) limitation on the Fund’s flexibility to make distributions to shareholders or result in the sale of assets that are pledged to secure the indebtedness; (vi) increased interest expense if interest rate levels were to increase significantly; (vii) during the term of any borrowing, the Fund’s returns may be materially reduced by increased costs attributable to regulatory changes; and (viii) banks and dealers that provide financing to the Fund may apply discretionary margin, haircut, financing and collateral valuation policies. Changes by banks and dealers in any of the foregoing may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can also be no assurance that the Fund will have sufficient cash flow or be able to liquidate sufficient assets to meet its debt service obligations. As a result, the Fund’s exposure to losses, including a potential loss of principal, as a result of which shareholders could potentially lose all or a portion of their investments in the Fund, may be increased due to the use of leverage and the illiquidity of the investments generally. Similar risks and consequences apply with respect to indebtedness related to a particular asset or portfolio of assets.
To the extent that the Fund enters into multiple financing arrangements, such arrangements may contain cross-default provisions that could magnify the effect of a default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund.

As a BDC, we generally are required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings and any preferred shares that we may issue in the future, of at least 150%. As defined in the 1940 Act, asset coverage of 150% means that for every $100 of net assets we hold, we may raise $200 from borrowing and issuing senior securities. In addition, while any senior securities remain outstanding, we are required to make provisions to prohibit any distribution to our shareholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. If this ratio were to fall below 150%, we could not incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations and investment activities. Moreover, our ability to make distributions to you may be significantly restricted or we may not be able to make any such distributions whatsoever. The amount of leverage that we employ is subject to oversight by our Board, a majority of whom are Independent Trustees with no material interests in such transactions.
Although borrowings by the Fund have the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings by the Fund may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such borrowing may provide that during the continuance of a default under such borrowing, the interests of the investors may be subordinated to such borrowing.
The Fund is Subject to Risks Relating to Seller Financing.
The Fund may utilize seller financing (
i.e.
, make investments that are financed, in whole or in part, by the Fund borrowing from the sellers of said investments or their affiliates) and other one-off
financing solutions on a
case-by-case
basis. Providers of seller financing may be motivated to sell a particular asset, and may be willing to provide a prospective purchaser of such asset with more favorable pricing and/or greater amounts of leverage than would otherwise be the case if such purchaser sought financing from unrelated, third-party providers of leverage. To the extent that the Fund is able to obtain seller financing in connection with a particular investment, the Fund may seek to employ more leverage than would otherwise be the case in the absence of such seller financing. While the Fund’s use of seller financing could increase the potential return to shareholders to the extent that there are gains associated with such investment, such use of seller financing will increase risks associated with the use of leverage generally, including the risks associated with such investment and the exposure of such investment to adverse economic factors such as deteriorations in overall conditions in the economy or in the condition of the particular issuer.
The Fund is Subject to Risks Relating to Obtaining a Rating from One or More Credit Rating Agencies.
The Fund has applied and may continue to apply to one or more credit rating agencies to rate the Fund and/or its assets in order to provide the Fund access to different sources of indebtedness or capital as well as to help meet the Fund’s risk/return objectives, its overall target indebtedness ratio or other considerations as determined by the Adviser. In connection with such rating or ratings, the credit rating agency or credit rating agencies may review and analyze the Fund’s counterparties, the Adviser, the Administrator, the investments and expected investments of the Fund, the legal structure of the Fund, the historical and current shareholders and Fund performance data. There can be no assurance that the Fund will apply for any additional rating or ratings, that a credit rating agency will provide a rating or that such a rating will be beneficial to the Fund. In addition, when making investment decisions for the Fund (including establishing the Fund’s investment portfolio), the Adviser may consider the implications of the investment portfolio on a credit rating agency or credit rating agencies’ rating or ratings of the Fund and tailor the Fund’s investment portfolio taking into account such considerations. There is a risk that a rating agency could incorrectly rate, or downgrade ratings which could have a material effect on the Fund, including its assets and its ability to acquire indebtedness.
The Adviser May be Required to Expedite Investment Decisions.
Investment analyses and decisions by the Adviser may be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of making an investment decision may be limited. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment. In addition, the Adviser may rely upon independent consultants and other sources in connection with its evaluation of proposed investments, and no assurance can be given as to the accuracy or completeness of the information provided by such independent consultants or other sources or to the Fund’s right of recourse against them in the event errors or omissions do occur.
The Fund is Subject to Risks Relating to Insurance.
HPS and/or the Adviser have purchased and are maintaining an omnibus insurance policy which include coverage in respect of the Fund and one or more other clients of the Adviser and its affiliates, including certain of their respective indemnified persons (which omnibus insurance policy or policies may provide coverage to the Adviser and such indemnified persons for events unrelated to the Fund). The pro rata
portion of the premiums for such shared insurance policies generally will be borne by the Fund, and such shared insurance policies are expected to have overall caps on coverage. To the extent an insurable event results in claims in excess of such a cap, the Fund may not receive as much in insurance proceeds as it would have received if separate insurance policies had been purchased for each insured party. Similarly, insurable events may occur sequentially in time while subject to a single overall cap. To the extent insurance proceeds for one such event are applied towards a cap and the Fund experiences an insurable loss after such event, the Fund’s receipts from such insurance policy may also be diminished. Insurance policies covering the Fund may provide insurance coverage to indemnified persons for conduct that would not be covered by indemnification. In addition, the Fund may need to initiate litigation in order to collect from an insurance provider, which may be lengthy and expensive for the Fund and which ultimately may not result in a financial award.
While HPS and the Adviser expect to allocate insurance expenses in a manner they determine to be fair and equitable, taking into account any factors they deem relevant to the allocation of such expenses, because of the uncertainty of whether claims will arise in the future and the timing and the amount that may be involved in any such claim, the determination of how to allocate such expenses may require HPS and the Adviser to take into consideration facts and circumstances that are subjective in nature. It is unlikely that HPS or the Adviser will be able to accurately allocate the expenses of any such insurance policies based on the actual claims related to a particular client, including the Fund.
The Fund is Subject to Risks Relating to Indemnification.
The Fund is required to indemnify the Adviser, the members of the Board and each other person indemnified under the Declaration of Trust and the Bylaws of the Fund (as amended or restated from time to time, the “Bylaws”) for liabilities incurred in connection with the Declaration of Trust, the Bylaws, the Investment Advisory Agreement and the Fund’s activities, except in certain circumstances. Subject to the limits on indemnification under Section 17(h) of the 1940 Act, the Declaration of Trust provides that the Fund shall not indemnify such persons to the extent liability and losses are the result of, negligence or misconduct in the case of an Interested Trustee, officer, employee, controlling person or agent of the Fund, or gross negligence or willful misconduct in the case of an Independent Trustee. Subject to the limits on indemnification under Section 17(i) of the 1940 Act, the Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, misconduct, negligence or gross negligence on the Adviser’s part in the performance of its duties or by reason of the reckless disregard of its duties and obligations, or by reason of the Adviser’s violation of the fiduciary duty owed by the Adviser to the Fund and its shareholders. The Fund also indemnifies certain service providers, including the Administrator and the Fund’s auditors, as well as consultants and sourcing, operating and joint venture partners. Such liabilities may be material and may have an adverse effect on the returns to the shareholders. The indemnification obligation of the Fund would be payable from the assets of the Fund. The application of the indemnification and exculpation standards may result in shareholders bearing a broader indemnification obligation in certain cases than they would in the absence of such standards. As a result of these considerations, even though such provisions will not act as a waiver on the part of any investor of any of its rights which are not permitted to be waived under applicable law, the Fund may bear significant financial losses even where such losses were caused by the negligence or other conduct of such indemnified persons.
The Fund is Subject to Risks Relating to Certain Proceedings and Investigations.
The Adviser and its affiliates and/or the Fund may be subject to claims (or threats of claims), and governmental investigations,

examinations, requests for information, audits, inquiries, subpoenas and other regulatory or civil proceedings. The outcome of any investigation, action or proceeding may materially adversely affect the value of the Fund, including by virtue of reputational damage to the Adviser and may be impossible to anticipate. Any such investigation, action or proceeding may continue without resolution for long periods of time and may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to any investigation, action or proceeding may, at times, be disproportionate to the amounts at stake in such investigation, action or proceeding. The unfavorable resolution of such items could result in criminal or civil liability, fines, settlements, charges, penalties or other monetary or non-monetary
remedies or sanctions that could negatively impact the Adviser, its affiliates and/or the Fund. In addition, such actions and proceedings may involve claims of strict liability or similar risks against the Fund in certain jurisdictions or in connection with certain types of activities. In some cases, the expense of such investigations, actions or proceedings and paying any amounts pursuant to settlements or judgments would be borne by the Fund.
The Fund is Not Registered as an Investment Company Under the 1940 Act.
While the Fund is not registered as an investment company under the 1940 Act, it is subject to regulation as a BDC under the 1940 Act and is required to adhere to the provisions of the 1940 Act applicable to BDCs. The Common Shares have not been recommended by any U.S. federal or state, or any
non-U.S.,
securities commission or regulatory authority. Furthermore, the foregoing authorities have not confirmed the accuracy or determined the adequacy of this registration statement. Any representation to the contrary is a criminal offense.
The Fund is Subject to Risks Relating to Portfolio Valuation.
The Adviser, subject at all times to the oversight of the Board, determines the valuation of the Fund’s investments. It is expected that the Adviser will have a limited ability to obtain accurate market quotations for purposes of valuing most of the Fund’s investments, which may require the Adviser to estimate, in accordance with valuation policies established by the Board, the value of the Fund’s debt and other investments on a valuation date. Further, because of the overall size and concentrations in particular markets, the maturities of positions that may be held by the Fund from time to time and other factors, the liquidation values of the Fund’s investments may differ significantly from the interim valuations of these investments derived from the valuation methods described herein. If the Adviser’s valuation should prove to be incorrect, the stated value of the Fund’s investments could be adversely affected. Absent bad faith or manifest error, valuation determinations of the Adviser will be conclusive and binding on the shareholders.
Valuation of the types of assets in which the Fund invests are inherently subjective. In addition, the Adviser may have an interest in determining higher valuations in order to be able to present better performance to prospective investors. In certain cases, the Fund may hold an investment in an issuer experiencing distress or going through bankruptcy. In such a situation, the Adviser may continue to place a favorable valuation on such investment due to the Adviser’s determination that the investment is sufficiently secured despite the distressed state or bankruptcy of the issuer. However, no assurances can be given that this assumption is justified or that such valuations will be accurate in the long term. In addition, an investment in a portfolio company may not be permanently written-off
or permanently written down despite its distressed state or covenant breach until such portfolio company experiences a material corporate event (
e.g.
, bankruptcy or partial sale) which establishes an objective basis for such revised valuation. In these circumstances, the Adviser has an interest in delaying any such write-offs or write-downs to maintain a higher management fee base and thus, management fees paid to the Adviser.
In addition, the Adviser relies on third-party valuation agents to verify the value of certain investments. An investment may not have a readily ascertainable market value and accordingly, could potentially make it difficult to determine a fair value of an investment and may yield an inaccurate valuation. Further, because of the Adviser’s knowledge of the investment, the valuation agent may defer to the Adviser’s valuation even where such valuation may not be accurate or the determination thereof involved a conflict of interest. An inaccurate valuation of one or more investments could have a substantial impact on the Fund.

The Fund is Subject to Risks Relating to Rights Against Third Parties, Including Third-Party Service Providers.
The Fund is reliant on the performance of third-party service providers, including the Adviser, the Administrator, auditors, legal advisors, lenders, bankers, brokers, consultants, sourcing, operating and joint venture partners and other service providers (collectively, “Service Providers”). Further information regarding the duties and roles of certain of these Service Providers is provided in this registration statement and the Fund’s other publicly available reports. The Fund may bear the risk of any errors or omissions by such Service Providers. In addition, misconduct by such Service Providers may result in reputational damage, litigation, business disruption and/or financial losses to the Fund. Each shareholder’s contractual relationship in respect of its investment in Common Shares of the Fund is with the Fund only and shareholders are not in contractual privity with the Service Providers. Therefore, generally, no shareholder will have any contractual claim against any Service Provider with respect to such Service Provider’s default or breach. Accordingly, shareholders must generally rely upon the Adviser and/or Administrator to enforce the Fund’s rights against Service Providers. In certain circumstances, which are generally not expected to prevail, shareholders may have limited rights to enforce the Fund’s rights on a derivative basis or may have rights against Service Providers if they can establish that such Service Providers owe duties to the shareholders. In addition, shareholders will have no right to participate in the day-to-day
operation of the Fund and decisions regarding the selection of Service Providers. Rather, the Adviser and/or Administrator will select the Fund’s Service Providers and determine the retention and compensation of such providers without the review by or consent of the shareholders. The shareholders must therefore rely on the ability of the Adviser and/or Administrator to select and compensate Service Providers and to make investments and manage and dispose of investments.
The Adviser and Administrator will have an incentive to contract certain services to third parties due to a number of factors, including because the fees, costs and expenses of such service providers will be borne by the Fund as Fund expenses and will reduce the Adviser’s and/or Administrator’s internal overhead and compensation and benefits costs for employees who might otherwise perform such services. Moreover, the involvement of service providers may present a number of risks due to, among other factors, the Adviser’s and/or Administrator’s reduced control over the functions that are contracted. There can be no assurances that the Adviser and/or Administrator, through conducting oversight of the service providers, will be able to identify, prevent or mitigate the risks of engaging service providers. The Fund may suffer adverse consequences from actions, errors or failures to act by such third parties, and will have obligations, including indemnity obligations, toward and limited recourse against them as discussed above.
In certain circumstances, service providers may
sub-delegate
particular duties to additional third-party service providers, and there is no guarantee that the Adviser and/or Administrator will have consent rights to such sub-delegation
in all cases. Such
sub-delegation
of services by service providers exacerbates the risks described above as none of the Adviser, the Administrator or the Fund would be in contractual privity with sub-delegates.
Further, the Fund’s investors, the Adviser, the Administrator and the Fund will have to rely on the service providers for appropriate selection and oversight of such sub-delegates.
Contracting certain services may not occur uniformly for the Fund and other clients of the Adviser and/or its affiliates, and the expenses that may be borne by such vehicles and accounts vary. Accordingly, certain costs may be incurred by (or allocated to) the Fund through the use of third-party service providers that are not incurred by (or allocated to) certain other clients of the Adviser and/or its affiliates for similar services.
The Fund is Subject to Risks Relating to Lack of Diversification.
The Fund is classified as a
non-diversified
investment company within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its net asset value may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Beyond the asset diversification requirements applicable to the Fund as a RIC under the Code, the Fund does not have fixed guidelines for diversification, and its investments could be concentrated in relatively few portfolio companies. Although the Fund is classified as a non-diversified
investment company within the meaning of the 1940 Act, it maintains the flexibility to operate as a diversified investment company. To the extent that the Fund operates as a non-diversified
investment company, it may be subject to greater risk.
The Fund does not have fixed guidelines for diversification by industry or type of security, and investments may be concentrated in only a few industries or types of securities. Further, if the expected amount of leverage is not obtained or deployed, the Fund may be more concentrated in an investment than originally anticipated. As a result, the Fund’s investments may be concentrated and the poor performance of a single investment may have pronounced negative consequences to the Fund and the aggregate returns realized by the shareholders. Additionally, a downturn in any particular industry in which the Fund is invested could significantly affect the Fund’s aggregate returns. Further, any industry in which the Fund is meaningfully concentrated at any given time could be subject to significant risks that could adversely impact the Fund’s aggregate returns. For example, as of December 31, 2025, the Fund’s investments in software represented 18.8% of the Fund’s portfolio at fair value. The Fund’s investments in software are subject to substantial risks, including, but not limited to, intense competition, changing technology, shifting user needs, frequent introductions of new products and services, competitors in different industries ranging from large established companies to emerging startups, decreasing average selling prices of products and services resulting from rapid technological changes, cybersecurity risks and cyber incidents and various legal and regulatory risks. In addition, as of December 31, 2025, the Fund’s investments in health care providers & services represented 12.5% of our portfolio at fair value. The U.S. healthcare industry is heavily regulated and the Fund’s investments in healthcare providers and services are subject to a variety of risks, including, but not limited to, additional or changing government regulations that could increase compliance and other costs of doing business, which may impact the business of such portfolio companies.
The Fund is Subject to Risks Relating to Consultation with Sourcing and Operating Partners.
In certain circumstances, sourcing and operating partners may be aware of and consulted in advance in relation to certain investments made by the Fund. While sourcing and operating partners will be subject to confidentiality obligations, they are not restricted from engaging in any activities or businesses that may be similar to the business of the Fund or competitive with the Fund. In particular, sourcing and operating partners may use information available to them as sourcing and operating partners of HPS or its affiliates in a manner that conflicts with the interests of the Fund. Except in limited circumstances, the sourcing and operating partners are generally not obligated to account to HPS or its affiliates for any profits or income earned or derived from their activities or businesses or inform HPS or its affiliates of any business opportunity that may be appropriate for the Fund.
The Fund is Subject to Risks Relating to the Timing of Realization of Investments.
The Adviser, in its discretion, may seek to realize the Fund’s investments earlier than originally expected, which may be accomplished through one or more transactions, including, to the extent permitted by applicable law, transactions with another investment fund or account sponsored or managed by the Adviser, HPS or certain of their affiliates (collectively “Other HPS Investors”), which will be for a price equal to the fair value of such investment. The value of such investment, subject to approval by the Board, will be determined by the Adviser and verified by one or more third-party valuation agents. The Adviser may seek such realizations in order to support the Fund’s target risk/return profile with respect to the Fund’s unrealized investments, taking into account such factors as the Fund’s expense ratio relative to such assets and the availability of, or repayment obligations with respect to, any credit facilities.
The Fund May be Required to Disclose Information Regarding Shareholders.
The Fund, the Adviser or their respective affiliates, Service Providers, or agents may from time to time be required or may, in their discretion, determine that it is advisable to disclose certain information about the Fund and the shareholders, including investments held directly or indirectly by the Fund and the names and level of beneficial ownership of certain of the shareholders, to regulatory or taxing authorities of certain jurisdictions, which have or assert jurisdiction over the disclosing party or in which the Fund directly or indirectly invests. Disclosure of confidential information under such circumstances will not be regarded as a breach of any duty of confidentiality and, in certain circumstances, the Fund, the Adviser or any of their affiliates, Service Providers or agents, may be prohibited from disclosing to any shareholder that any such disclosure has been made.
The Fund is Subject to Operational Risks.
The Fund is subject to operational risk, including the possibility that errors may be made by the Adviser or its affiliates and Service Providers in certain transactions, calculations or valuations on behalf of, or otherwise relating to, the Fund. Shareholders may not be notified of the occurrence of an error or the resolution of any error. Generally, the Adviser, its affiliates and Service Providers will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.
The Fund is Subject to Risks Relating to Exposure to Material
Non-Public
Information.
HPS conducts a broad range of private and public debt investment businesses generally without internal information barriers in the ordinary course. As a result, from time to time, HPS (in its capacity as investment manager of investment vehicles, funds or accounts or in connection with investment activities on its own behalf) receives material non-public
information with respect to issuers of publicly-traded securities or other securities in connection with, among other examples, acquisitions, refinancings, restructurings of such issuers which HPS reviews or participates in, oftentimes unrelated to its affiliate’s management of the Fund. In such circumstances, the Fund may be prohibited, by law, contract or by virtue of HPS’s policies and procedures, from (i) selling all or a portion of a position in such issuer, thereby potentially incurring trading losses as a result, (ii) establishing an initial position or taking any greater position in such issuer, and (iii) pursuing other investment opportunities related to such issuer.
The Fund is Subject to Risks Relating to Technology Systems.
The Fund depends on the Adviser and HPS to develop and implement appropriate systems for its activities. The Fund may rely on computer programs to evaluate certain securities and other investments, to monitor the Fund’s portfolios, to trade, clear and settle securities transactions and to generate asset, risk management and other reports that are utilized in the oversight of the Fund’s activities. In addition, certain of the Fund’s and the Adviser’s operations interface with or depend on systems operated by third parties, including loan servicers, custodians and administrators, and the Adviser and HPS may not always be in a position to verify the risks or reliability of such third-party systems, including the use of artificial intelligence capabilities. For example, the Fund and the Adviser generally expect to provide statements, reports, notices, updates, requests and any other communications in electronic form, such as
e-mail
or posting on a
web-based
reporting site or other internet service, in lieu of or in addition to sending such communications as hard copies via fax or mail. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by ‘hacking’ or other security breaches, computer ‘worms,’ viruses and power failures. Such failures could cause settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades and cause inaccurate reports, which may affect the Fund’s ability to monitor its investment portfolio and its risks. Any such defect or failure could cause the Fund to suffer financial loss, disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage.
The Fund is Subject to Risks Relating to Cybersecurity.
The Fund, the Adviser and their Service Providers are subject to risks associated with a breach in cybersecurity. Cybersecurity is a generic term used to describe the technology, processes and practices designed to protect networks, systems, computers, programs and data from both intentional cyber-attacks and hacking by other computer users as well as unintentional damage or interruption that, in either case, can result in damage and disruption to hardware and software systems, loss or corruption of data and/or misappropriation of confidential information. For example, information and technology systems are vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Such damage or interruptions to information technology systems may cause losses to a shareholder by interfering with the processing of investor transactions, affecting the Fund’s ability to calculate net asset value or impeding or sabotaging the investment process. The Fund may also incur substantial costs as the result of a cybersecurity breach, including those associated with forensic analysis of the origin and scope of the breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, litigation, adverse investor reaction, the dissemination of confidential and proprietary information and reputational damage. Any such breach could expose the Fund and the Adviser to civil liability as well as regulatory inquiry and/or action (and the Adviser may be indemnified by the Fund in connection with any such liability, inquiry or action). In addition, any such breach could cause substantial withdrawals from the Fund. Shareholders could also be exposed to losses resulting from unauthorized use of their personal information.
Moreover, the increased use of mobile and cloud technologies could heighten these and other operational risks as certain aspects of the security of such technologies may be complex and unpredictable. Reliance on mobile or cloud technology or any failure by mobile technology and cloud service providers to adequately safeguard their systems and prevent cyber-attacks could disrupt our operations, the operations of a portfolio company or the operations of our or their service providers and result in misappropriation, corruption or loss of personal, confidential or proprietary information or the inability to conduct ordinary business operations. In addition, there is a risk that encryption and other protective measures may be circumvented, particularly to the extent that new computing technologies increase the speed and computing power available. Extended periods of remote working, whether by us, our portfolio companies, or our service providers, could strain technology resources, introduce operational risks and otherwise heighten the risks described above. Remote working environments may be less secure and more susceptible to hacking attacks, including phishing and social engineering attempts. Accordingly, the risks described above are heightened under the current conditions.
While the Adviser and HPS have implemented various measures to manage risks associated with cybersecurity breaches, including establishing a business continuity plan and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks (including any ongoing breaches) have not been identified. Similar types of cybersecurity risks also are present for portfolio companies in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers, and causing the Fund’s investments in such portfolio companies to lose value.
In addition, cybersecurity has become a top priority for global lawmakers and regulators around the world, and some jurisdictions have proposed or enacted laws requiring companies to notify regulators and individuals of data security breaches involving certain types of personal data. Compliance with such laws and regulations may result in cost increases due to system changes and the development of new administrative processes. If the Fund or the Adviser or certain of their affiliates, fail to comply with the relevant and increasing laws and regulations, the Fund could suffer financial losses, a disruption of our businesses, liability to investors, regulatory intervention or reputational damage.
Further, the potential utilization of artificial intelligence, machine learning technology, data analytics or similar technology (collectively, “AI Tools”) as described further below, may expose investors to enhanced cybersecurity and data privacy risks, including risks that cannot yet be predicted given the rapid development of such technologies and uncertain legal and regulatory climate. Similar types of cybersecurity risks also are present for portfolio companies in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers, and causing the Fund’s investments in such portfolio companies to lose value.
The Fund is Subject to Risks Associated with Use of Artificial Intelligence and Machine Learning Technology
. From time to time, the Adviser and/or its affiliates, the Fund, the Board, and their service providers may utilize AI Tools in connection with their business activities, including management and review of the Fund and the Fund’s investment portfolio. There are significant risks involved in utilizing AI Tools and no assurance can be provided that the usage of such AI Tools will enhance the Fund’s portfolio or assist the Fund or its investments in being more efficient or profitable. For example, certain AI Tools may utilize historical market or sector data in their analytics. To the extent that such historical data are not indicative of the current or future conditions in the applicable market or sector, or the AI Tools fail to filter biases in the underlying data or collection methods, the usage of AI Tools may lead the Adviser and/or its affiliates, and their service providers, to make determinations on behalf of the Fund, including potential investment decisions, that have an adverse effect on the Fund’s investments. Similarly, AI Tools are generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI Tools utilize to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Tools. While AI Tools may improve the efficiency of data analytics and reduce investment costs, there is no assurance that returns from investments utilizing AI Tools will be higher than they would be if investment decisions were made solely using human analytics or that the expenses related to AI Tools directly or indirectly borne by the Fund will outweigh such reduced investment costs or outweigh such risks. AI Tools may also be subject to data herding and interconnectedness (i.e., multiple market participants utilizing the same data), which may adversely impact the markets in which the Fund invests, and in turn, the Fund’s investments. In addition, the Adviser, its affiliates, the Fund, and the Board (as applicable) will not be in a position to control the manner in which service providers utilize AI Tools. The foregoing risks with respect to AI Tools may similarly apply with respect to the Fund’s portfolio companies. The Adviser, its affiliates, the Fund, and the Board (as applicable) will not be in a position to control the manner in which the portfolio companies or their third-party service providers utilize AI Tools. Further, AI Tools and their applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. AI Tools will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Tools improve. This could also have an adverse impact on the Fund and its portfolio companies, as well as HPS, the Adviser and their affiliates.
In addition, the use of AI Tools may enhance cybersecurity risks and operational and technological risks. The technologies underlying AI Tools and their use cases are rapidly developing, and remain subject to existing laws, including privacy, consumer protection and federal equal opportunity laws. As a result, it is not possible to predict all of the legal, operational or technological risks related to the use of AI Tools. Moreover, AI Tools are the subject of evolving review by various regulatory agencies, including the SEC and the U.S. Federal Trade Commission, and changes in the regulation of the use of AI Tools may adversely affect the ability of the Adviser, its affiliates, and their respective service providers to use AI Tools to manage the Fund and its investments.
The Fund is Subject to Risks Associated with Technological Innovation.
As technological innovation continues to advance rapidly, it could adversely impact one or more investments of the Fund. Moreover, given the pace of innovation in recent years, the impact of such innovation on a particular investment may not have been foreseeable at the time the Fund made the investment. Furthermore, in making investment decisions, the Fund could factor in views about the direction or degree of innovation that prove inaccurate and lead to losses.
The Fund is Subject to Risks Associated with Sourcing, Operating or Joint Venture Partners.
HPS has historically, and expects in the future to, work with sourcing, operating and/or joint venture partners, including with respect to particular types of investments or particular sectors or regions. These arrangements may be structured as joint ventures or contractual service provider relationships. Where such a partner is engaged, the Adviser may not have the opportunity to diligence the individual investments in which the Fund participates and, instead, will be relying on its contractual relationship with, and ongoing diligence of, the sourcing or joint venture partner whose interests may differ from those of the Fund. In certain circumstances, the Adviser may commit to invest in a pre-agreed
amount of investments negotiated by the sourcing partner and/or joint venture partner and/or the Adviser may commit to invest in one or more transactions for which the sourcing partner and/or joint venture partner led the due diligence and negotiation processes and the Adviser may not be given an opportunity (or given only a limited opportunity) to perform due diligence and participate in negotiation of transactional terms. Shareholders should be aware that sourcing, operating and joint venture partners are not expected to owe any fiduciary duties to the Fund or the shareholders.
The Fund may pay retainers, closing, monitoring, performance or other fees to sourcing, operating and joint venture partners. Such retainer fees may be netted against a closing fee, if applicable, in connection with the related investment. However, if no such investment is consummated, the Fund will bear any retainer amounts as an expense. In addition, to the extent the compensation of a sourcing, operating or joint venture partner is based on the performance of the relevant investments, the sourcing, operating or joint venture partner may have an incentive to seek riskier investments than it would have under a different compensation structure. In this regard, a sourcing, operating or joint venture partner may receive incentive compensation at the expense of the Fund. The expenses of sourcing, operating and joint venture partners may be substantial. In certain circumstances, the Fund or a portfolio company in which the Fund invests may pay fees to sourcing, operating and/or joint venture partners in consideration for services, including where the Adviser may have otherwise provided those services without charge. In other circumstances, sourcing, operating and/or joint venture partners may receive certain third-party fees (such as upfront fees, commitment fees, origination fees, amendment fees, ticking fees and break-up
fees as well as prepayment premiums) in respect of an investment, and no such fees will offset or otherwise reduce the management fee payable by the shareholders. In certain cases, the Adviser or its affiliates may have an ownership interest in one or more sourcing partners, in order to incentivize such sourcing partners to direct the deal flow to the Adviser and/or its affiliates or otherwise, and therefore may indirectly benefit from the compensation received from the Fund by such sourcing partners. The Fund’s share of such fees will not offset or otherwise reduce the management fees payable by the Fund’s investors. In all circumstances, fees received by the Adviser will be consistent with applicable laws. The existence of any such fees may result in the Fund paying fees twice, once to the Adviser in the form of management fees and once to the sourcing, operating or joint venture partners to service or manage the same assets.
Sourcing, operating and/or joint venture partners may invest in the Fund. Joint venture investments involve various risks, including the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under applicable law, and tax and regulatory risks related to the joint venture’s structure, which may adversely affect the Fund’s pre-tax
returns. In addition, the Fund may, in certain cases, be liable for actions of its joint venture partners. The joint ventures in which we participate may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce our return on equity. Additionally, our joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on us by the 1940 Act.
Investors should be aware that sourcing, operating and joint venture partners are not expected to owe any fiduciary duties to the Fund or its investors.
The Fund is Subject to Risks Relating to Electronic Delivery of Certain Documents.
The shareholders will be deemed to consent to electronic delivery or posting to the Administrator’s website or other service of: (i) certain closing documents such as the Declaration of Trust, the Bylaws and the Subscription Agreements; (ii) any notices or communications required or contemplated to be delivered to the shareholders by the Fund, the Adviser, or any of their respective affiliates, pursuant to applicable law or regulation; (iii) certain tax-related
information and documents; and (iv) drawdown notices and other notices, requests, demands, consents or other communications and any financial statements, reports, schedules, certificates or opinions required to be provided to the shareholders under any agreements. There are certain costs and possible risks associated with electronic delivery. Moreover, the Adviser cannot provide any assurance that these communication methods are secure and will not be responsible for any computer viruses, problems or malfunctions resulting from the use of such communication methods. See “
– Technology Systems”
and
“Cybersecurity
” above.
The Fund is Subject to Risks Relating to Handling of Mail.
Mail addressed to the Fund and received at its registered office will be forwarded unopened to the forwarding address supplied by the Fund to be processed.

None of the Fund, the Adviser or any of their trustees, officers, advisors or Service Providers will bear any responsibility for any delay howsoever caused in mail reaching the forwarding address.
The Fund is Subject to General Credit Risks
.
The Fund may be exposed to losses resulting from default and foreclosure of any such loans or interests in loans in which it has invested. Therefore, the value of underlying collateral, the creditworthiness of borrowers and the priority of liens are each of great importance in determining the value of the Fund’s investments. In the event of foreclosure, the Fund or an affiliate thereof may assume direct ownership of any assets collateralizing such foreclosed loans. The liquidation proceeds upon the sale of such assets may not satisfy the entire outstanding balance of principal and interest on such foreclosed loans, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of loan foreclosures or liquidation of the assets collateralizing such foreclosed loans will further reduce proceeds associated therewith and, consequently, increase possible losses to the Fund. In addition, no assurances can be made that borrowers or third parties will not assert claims in connection with foreclosure proceedings or otherwise, or that such claims will not interfere with the enforcement of the Fund’s rights.
The Prices of the Fund’s Investments Can be Volatile
.
The prices of the Fund’s investments can be volatile. In addition, price movements may also be influenced by, among other things, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets. Such intervention often is intended directly to influence prices and may cause or contribute to rapid fluctuations in asset prices, which may adversely affect the Fund’s returns.
The Fund is Subject to Risks Relating to Syndication and/or Transfer of Investments
.
The Fund, directly or through the use of one or more subsidiary investment vehicles, may originate and/or purchase certain debt assets, including ancillary equity assets (“Assets”). The Fund may also purchase certain Assets (including, participation interests or other indirect economic interests) that have been originated by other affiliated or unaffiliated parties and/or trading on the secondary market. The Fund may, in certain circumstances, originate or purchase such Assets with the intent of syndicating and/or otherwise transferring a significant portion thereof. In such instances, the Fund will bear the risk of any decline in value prior to such syndication and/or other transfer. In addition, the Fund will also bear the risk of any inability to syndicate or otherwise transfer such Assets or such amount thereof as originally intended, which could result in the Fund owning a greater interest therein than anticipated.
The Fund May Need to Raise Additional Capital
.
The Fund may need additional capital to fund new investments and grow its portfolio of investments once it has fully invested the net proceeds of the offering. Unfavorable economic conditions could increase the Fund’s funding costs or limit its access to the capital. A reduction in the availability of new capital could limit the Fund’s ability to grow. In addition, the Fund is required to distribute at least 90% of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to investors to maintain its qualification as a RIC. As a result, these earnings will not be available to fund new investments. An inability on the Fund’s part to access the capital successfully could limit its ability to grow its business and execute its business strategy fully and could decrease its earnings, if any, which would have an adverse effect on the value of its securities.
The Fund is Subject to Counterparty Risks
.
To the extent that contracts for investment will be entered into between the Fund and a market counterparty as principal (and not as agent), the Fund is exposed to the risk that the market counterparty may, in an insolvency or similar event, be unable to meet its contractual obligations to the Fund. The Fund may have a limited number of potential counterparties for certain of its investments, which may significantly impair the Fund’s ability to reduce its exposure to counterparty risk. In addition, difficulty reaching an agreement with any single counterparty could limit or eliminate the Fund’s ability to execute such investments altogether. Because certain purchases, sales, hedging, financing arrangements and other instruments in which the Fund will engage are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to pursue available remedies under any such contracts, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The Fund is Dependent on Key Personnel
.
The Fund depends on the continued services of its Investment Team and other key management personnel. If the Fund were to lose any of these officers or other management personnel, such a loss could result in operating inefficiencies and lost business opportunities, which could have a negative effect on the Fund’s operating performance. Further, we do not intend to separately maintain key person life insurance on any of these individuals.
Investors May be Required to Return Distributions to Satisfy Unpaid Debts of the Fund
.
Under Delaware law, Shareholders could, under certain circumstances, be required to return distributions made by the Fund to satisfy unpaid debts of the Fund that were in existence at the time the distributions were made.
The Board May Make Certain Changes in the Fund’s Investment Objective, Operating Policies or Strategies Without Prior Notice or Investor Approval.
The Fund’s Board has the authority to change the Fund’s investment objective or modify or waive certain of the Fund’s operating policies and strategies without prior notice (except as required by the 1940 Act) and without investor approval. However, absent investor approval, the Fund may not change the nature of its business so as to cease to be, or withdraw its election as, a BDC. Under Delaware law, the Fund also cannot be dissolved without prior investor approval. The Fund cannot predict the effect any changes to its current operating policies and strategies would have on its business, operating results and value of its shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Board May Make Certain Changes to the Fund’s Declaration of Trust Without Prior Investor Approval.
Our Board may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust, including without limitation to classify the Board, to impose advance notice bylaw provisions for Trustee nominations or for shareholder proposals, to require super- majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.
The Fund is Subject to Risks Relating to Allocation of Investment Opportunities and Related Conflicts.
The Fund generally is prohibited under the 1940 Act from participating in certain transactions with its affiliates without prior approval of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities is an affiliate of the Fund for purposes of the 1940 Act, and the Fund generally is prohibited from buying or selling any security from or to such affiliate, absent the prior approval of the Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same issuers (whether at the same or different times), without prior approval, in certain cases, of the Independent Trustees and, in certain other cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or their affiliates. These prohibitions will affect the manner in which investment opportunities are allocated between the Fund and other funds and accounts managed by HPS or its affiliates. Most importantly, the Fund generally is prohibited from co-investing
with Other HPS Investors or affiliates of the Adviser in loans and financings originated by HPS and/or its affiliates except for pursuant to the co-investment
exemptive relief granted by the SEC which delineates the requirements the Adviser must comply with for the Fund to invest with Other HPS Investors.
Any such
co-investments
are subject to certain conditions, including that the Adviser and its affiliates managing other funds and accounts participating in co-investment
transactions will seek to allocate such

transactions for all of the participating investment accounts, including the Fund, on a fair and equitable basis, in accordance with their respective allocation policies, and the other applicable conditions of the co-investment
exemptive relief. Under the terms of the relief, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Independent Trustees must reach certain conclusions in connection with certain co-investment
transactions (e.g., in the case of
follow-on
investments in an existing issuer in which affiliates, but not the Fund, have an existing investment, and non-
pro rata
follow-on
investments in, and dispositions of, securities of an existing issuer), including that: (i) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned; and (ii) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s then-current investment objectives and strategies.
As a result of the relief, there could be significant overlap in the Fund’s investment portfolio and the investment portfolios of Other HPS Investors, including, in some cases, proprietary accounts of HPS or its affiliates. Because investments are allocated across multiple Other HPS Investors, the Fund will at times receive a lower allocation to an investment than desired; likewise, the Fund may also be limited in the degree to which it is able to participate in selling opportunities that it may otherwise wish to pursue due to allocations, including non-pro
rata allocations, to Other HPS Investors.
If the Adviser identifies a
co-investment
opportunity and the Fund is unable to rely on the
co-investment
relief or other
no-action
positions of the SEC staff for that particular
co-investment
opportunity, the Adviser will be required to determine which of its and its affiliates’ accounts should make the investment at the potential exclusion of other accounts. In such circumstances, the Adviser will adhere to firm-wide investment allocation policies in order to determine the account to which to allocate investment opportunities. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other accounts.
The Fund is Subject to Risks Relating to Distributions.
The Fund intends to pay monthly distributions to shareholders out of assets legally available for distribution. The Fund cannot guarantee that it will make distributions, and if it does it may fund such distributions from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings or return of capital, and although the Fund generally expects to fund distributions from cash flow from operations, it has not established limits on the amounts it may pay from such sources. The Fund cannot guarantee that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year
increases in cash distributions. If the Fund is unable to satisfy the asset coverage test applicable to it as a BDC, or if the Fund violates certain debt financing agreements, its ability to pay distributions to shareholders could be limited. All distributions will be paid at the discretion of the Fund’s Board and will depend on the Fund’s earnings, financial condition, maintenance of RIC status, compliance with applicable BDC regulations, compliance with debt financing agreements and such other factors as the Board may deem relevant from time to time. The distributions the Fund pays to investors in a year may exceed the Fund’s taxable income for that year and, accordingly, a portion of such distributions may constitute a return of capital for U.S. federal income tax purposes.
Investors who periodically receive the payment of a distribution from a RIC consisting of a return of capital for U.S. federal income tax purposes may be under the impression that they are receiving a distribution of RIC’s net ordinary income or capital gains when they are not. Accordingly, investors should read carefully any written disclosure accompanying a distribution from the Fund and the information about the specific tax characteristics of the Fund’s distributions provided to investors after the end of each calendar year, and should not assume that the source of any distribution is the Fund’s net ordinary income or capital gains. To the extent that the Fund’s distributions contain a return of capital, such distributions should not be considered the dividend yield or total return of an investment in the Common Shares. The amount treated as a tax-free
return of capital will reduce a shareholder’s adjusted tax basis in the Common Shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Common Shares.
The Board Has the Discretion to Not Repurchase Common Shares and to Suspend the Share Repurchase Program.
Our Board has adopted a share repurchase program, which the Board may amend or suspend at any time in its discretion. You may not be able to sell your shares at all in the event our Board amends or suspends the share repurchase program, absent a liquidity event, and we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. We will notify you of such developments in our quarterly reports or other filings. If less than the full amount of Common Shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata
based on the total number of Common Shares being repurchased without regard to class. The share repurchase program has many limitations and should not be relied upon as a method to sell shares promptly or at a desired price.
The Timing of Repurchase May be Disadvantageous.
In the event a shareholder chooses to participate in our share repurchase program, the shareholder will be required to provide us with notice of intent to participate prior to knowing what the NAV per share of the class of shares being repurchased will be on the repurchase date. Although a shareholder will have the ability to withdraw a repurchase request prior to the repurchase date, to the extent a shareholder seeks to sell shares to us as part of our periodic share repurchase program, the shareholder will be required to do so without knowledge of what the repurchase price of our shares will be on the repurchase date.
Investing in Large Private U.S. Borrowers May Limit Our Ability to Achieve High Growth Rates During Times of Economic Expansion.
Investing in originated assets made to large private U.S. borrowers may result in our underperforming other segments of the market, particularly during times of economic expansion, because large private U.S. borrowers may be less responsive to competitive challenges and opportunities in the financial markets. As a result, our value may not rise at the same rate, if at all, as other funds that invest in smaller market capitalization companies that are more capable of responding to economic and industrial changes.
The Fund Faces Risks Associated With the Deployment of Capital.
In light of the nature of our continuous offering as well as ongoing and periodic private offerings in relation to our investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if the Fund has difficulty identifying investments on attractive terms, there could be a delay between the time it receives net proceeds from the sale of Common Shares in the offering or any private offering and the time the Fund invests the net proceeds. The Fund’s proportion of privately-negotiated investments may be lower than expected. The Fund may also from time to time hold cash pending deployment into investments or have less than its targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when it is receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of the Fund’s shareholders that may be invested in money market accounts or other similar temporary investments.
In the event the Fund is unable to find suitable investments such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect the Fund’s ability to pay regular distributions of cash flow from operations to shareholders. Significant and rapid inflows of capital from large investors (including institutional accounts, feeder funds and model portfolio programs) could exacerbate such capital deployment and other risks. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event the Fund fails to timely invest the net proceeds of sales of Common Shares or does not deploy sufficient capital to meet its targeted leverage, its results of operations and financial condition may be adversely affected.
Transactions Denominated in Foreign Currencies Subject Us to Foreign Currency Risks.
We hold assets and have made borrowings denominated in foreign currencies including British Pounds Sterling, Euros, Canadian Dollars and Australian Dollars, and may acquire assets or make borrowings denominated in other foreign currencies, which exposes us to foreign currency risk. As a result, a change in foreign currency exchange rates may have an adverse impact on the valuation of our assets or liabilities, as well as our income and cash flows. As a result of foreign currency fluctuations, the value of our liabilities and expenses may increase or the value of our assets and income may decrease due to factors outside of our control, which can have a negative effect on our net asset value and cash available for distribution. Any such changes in foreign currency exchange rates may impact the measurement of such assets or liabilities for purposes of maintaining RIC tax treatment or the requirements under the 1940 Act. We may seek to hedge against currency exchange rate fluctuations by borrowing in foreign currencies or by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act, but there is no guarantee such efforts will be successful and such hedging strategies create additional costs.
The Fund’s Investments in Foreign Companies or Investments Denominated in Foreign Currencies May Involve Significant Risks in Addition to the Risks Inherent in U.S. and U.S.
 Dollar Denominated Investments.
Our investment strategy contemplates potential investments in foreign companies. Investing in foreign companies may expose us to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes (potentially at confiscatory levels), less liquid markets, less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.
The Capital Markets May Experience Periods of Disruption and Instability. Such Market Conditions May Materially and Adversely Affect Debt and Equity Capital Markets, Which May Have a Negative Impact on Our Business and Operations.
From time to time, capital markets may experience periods of disruption and instability. Such disruptions may result in, amongst other things, write-offs, the re-pricing
of credit risk, the failure of financial institutions or worsening general economic conditions, any of which could materially and adversely impact the broader financial and credit markets and reduce the availability of debt and equity capital for the market as a whole and financial services firms in particular. There can be no assurance these market conditions will not occur or worsen in the future, including as a result of the Russia-Ukraine war and conflicts in Iran and other parts of the Middle East, health epidemics and pandemics, rising interest rates or renewed inflationary pressure.
Equity capital may be difficult to raise during such periods of adverse or volatile market conditions because, subject to some limited exceptions, as a BDC, we are generally not able to issue additional Common Shares at a price less than net asset value without first obtaining approval for such issuance from our shareholders and our Independent Trustees.
Volatility and dislocation in the capital markets can also create a challenging environment in which to raise or access debt capital. Such conditions could make it difficult to extend the maturity of or refinance our existing indebtedness or obtain new indebtedness with similar terms and any failure to do so could have a material adverse effect on our business. The debt capital that will be available to us in the future, if at all, may be at a higher cost, including as a result of the current interest rate environment, and on less favorable terms and conditions than what we have historically experienced. If we are unable to raise or refinance debt, then our equity investors may not benefit from the potential for increased returns on equity resulting from leverage and we may be limited in our ability to make new commitments or to fund existing commitments to our portfolio companies.
Significant changes or volatility in the capital markets may also have a negative effect on the valuations of our investments. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan on holding an investment through its maturity).
Significant changes in the capital markets may adversely affect the pace of our investment activity and economic activity generally. The illiquidity of our investments may make it difficult for us to sell such investments to access capital if required, and as a result, we could realize significantly less than the value at which we have recorded our investments if we were required to sell them for liquidity purposes. An inability to raise or access capital, and any required sale of all or a portion of our investments as a result, could have a material adverse effect on our business, financial condition or results of operations.
The Fund is Exposed to Risks Associated With Changes in Interest Rates, Including the Current Elevated Interest Rate Environment.
General interest rate fluctuations may have a substantial negative impact on our investments and our investment returns and, accordingly, may have a material adverse effect on our investment objective and our net investment income.
Because we borrow money and may issue debt securities or preferred shares to make investments, our net investment income is dependent upon the difference between the rate at which we borrow funds or pay interest or dividends on such debt securities or preferred shares and the rate at which we invest these funds. If interest rates rise, our interest income will increase as the majority of our portfolio bears interest at variable rates while our cost of funds will also increase, to a lesser extent, with the net impact being an increase to our net investment income. Conversely, if interest rates decrease, we may earn less interest income from investments and our cost of funds will also decrease, potentially resulting in lower net investment income. We may take on fixed rate liabilities, such as the Unsecured Notes, which will remain at the elevated interest rate even if interest rates decrease. Thus, the decrease in our investment income would not be offset by decreased borrowing costs, potentially affecting the Fund’s future distributions to shareholders. From time to time, we may also enter into certain hedging transactions to mitigate our exposure to changes in interest rates and to more closely align the interest rates of the Fund’s liabilities with the Fund’s investment portfolio. In the past, we have entered into certain hedging transactions, such as interest rate swap agreements, to mitigate our exposure to adverse fluctuations in interest rates, and we may do so again in the future. However, we cannot assure you that such transactions will be successful in mitigating our exposure to interest rate risk. There can be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.
Rising interest rates may also increase the cost of debt for our underlying portfolio companies, which could adversely impact their financial performance and ability to meet ongoing obligations to us. Also, an increase in interest rates available to investors could make an investment in our Common Shares less attractive if we are not able to pay distributions at a level that provides a similar return, which could reduce the value of our Common Shares.
The Fund is Subject to Risks Relating to Volatility in the Banking Sector.
If the banking institutions used by the Fund fail or are impacted by such volatility, such events could have a material adverse effect on the Fund and its Shareholders (including loss of capital held at such banking institutions and/or an inability to meet its obligations to other counterparties). A large percentage of the Fund’s assets may be held by a limited number of banking institutions (or even a single banking institution). If a banking institution at which the Fund maintains deposit accounts or securities accounts fails, any cash or other assets in such accounts may be temporarily inaccessible or permanently lost by the Fund. Generally, the Fund would be an unsecured creditor with respect to cash balances in excess of $250,000 held at a single banking institution insured by the FDIC, and therefore the Fund may not ultimately recover any such excess amounts. In addition, FDIC deposit insurance does not extend to certain other assets held by a banking institution (e.g., bond investments, U.S. Treasury bills or notes).
If a banking institution that provides all or a part of a credit facility, other borrowings and/or other services to the Fund fails, the Fund could be unable to draw funds under such credit facilities and may not be able to obtain replacement credit facilities or other services from other lending institutions with similar terms. If the Fund’s credit facilities and accounts are provided by the same banking institution, and such banking institution fails, the Fund could face significant difficulties in funding any near-term obligations it has in respect of its investments or otherwise. Even if the banking institutions used by the Fund remain solvent, continued volatility in the banking sector could cause or intensify an economic recession and make it more difficult for the Fund to obtain or refinance its credit facilities and other indebtedness at all or on as favorable terms as could otherwise have been obtained.

Similarly, the banking institutions that the portfolio companies in which the Fund may invest have depositor or lending arrangements may fail. This would have a material adverse effect on such portfolio companies, the Fund and its Shareholders, including by preventing such portfolio companies from making principal and interest payments or other applicable payments owed with respect to the Fund’s investments. Generally, neither the Adviser nor the Administrator have a meaningful role in selecting the banking institutions used by the portfolio companies in which the Fund invests. Instead, the Adviser and the Administrator generally rely on the management team of the portfolio companies to select
appropriate banking services.
Risks Relating to the Fund’s Investments
Our investments may be risky and, subject to compliance with our 80% test, there is no limit on the amount of any such investments in which we may invest.
The Fund is Subject to General Risks.
A fundamental risk associated with the Fund’s investment strategy is that the companies in whose debt the Fund invests will be unable to make regular payments (
e.g.
, principal and interest payments) when due, or at all, or otherwise fail to perform. Portfolio companies could deteriorate as a result of, among other factors, an adverse development in their business, poor performance by their management teams, a change in the competitive environment, an economic downturn or legal, tax or regulatory changes. Portfolio companies that the Adviser expects to remain stable may in fact operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
The Fund’s Portfolio Companies May be Highly Leveraged.
The Fund’s portfolio companies may be highly leveraged, and there may be no restriction on the amount of debt a portfolio company can incur. Substantial indebtedness may add additional risk with respect to a portfolio company, and could (i) limit its ability to borrow money for its working capital, capital expenditures, debt service requirements, strategic initiatives or other purposes; (ii) require it to dedicate a substantial portion of its cash flow from operations to the repayment of its indebtedness, thereby reducing funds available to it for other purposes; (iii) make it more highly leveraged than some of its competitors, which may place it at a competitive disadvantage; and/or (iv) subject it to restrictive financial and operating covenants, which may preclude it from favorable business activities or the financing of future operations or other capital needs. In some cases, proceeds of debt incurred by a portfolio company could be paid as a dividend to shareholders rather than retained by the portfolio company for its working capital. Leveraged companies are often more sensitive to declines in revenues, increases in expenses, and adverse business, political, or financial developments or economic factors such as a significant rise in interest rates, a severe downturn in the economy or deterioration in the condition of such companies or their industries. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
If a portfolio company is unable to generate sufficient cash flow to meet principal and interest payments to its lenders, it may be forced to take other actions to satisfy such obligations under its indebtedness. These alternative measures may include reducing or delaying capital expenditures, selling assets, seeking additional capital, or restructuring or refinancing indebtedness. Any of these actions could significantly reduce the value of the Fund’s investment(s) in such portfolio company. If such strategies are not successful and do not permit the portfolio company to meet its scheduled debt service obligations, the portfolio company may also be forced into liquidation, dissolution or insolvency, and the value of the Fund’s investment in such portfolio company could be significantly reduced or even eliminated. Where the Fund receives payment in kind or “PIK” interest with respect to an investment, over time such investment’s principal balance will increase, making such investment more highly leveraged.
The Fund is Subject to Risks Relating to Issuer/Borrower Fraud.
Of paramount concern in originating loans is the possibility of material misrepresentation or omission on the part of borrowers or guarantors. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund or its affiliates to perfect or effectuate a lien on the collateral securing the loan. The Fund or its affiliates will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.
The Fund is Subject to Risks Due to its Reliance on Portfolio Company Management.
The Adviser generally will seek to monitor the performance of investments in operating companies either through interaction with the board of the applicable company and/or by maintaining an ongoing dialogue with the company’s management and/or sponsor team. However, the Fund generally will not be in a position to control any borrower by virtue of investing in its debt and the portfolio company’s management will be primarily responsible for the operations of the company on a day-to-day
basis. Although it is the intent of the Fund to invest in companies with strong management teams, there can be no assurance that the existing management team, or any new one, will be able to operate the company successfully. In addition, the Fund is subject to the risk that a borrower in which it invests may make business decisions with which the Fund disagrees and the management of such borrower, as representatives of the common equity holders, may take risks or otherwise act in ways that do not serve the interests of the debt investors, including the Fund. Furthermore, in exercising its investment discretion, the Adviser may in certain circumstances commit funds of the Fund to other entities that will be given a mandate to make certain investments consistent with the Fund’s investment objective and that may earn a performance-based fee on those investments. Once such a commitment is made, such entities will have full control over the investment of such funds, and the Adviser will cease to have such control.
The Fund is Subject to Risks Relating to Environmental Matters.
Ordinary operation or the occurrence of an accident with respect to the portfolio companies in which the Fund invest could cause major environmental damage, which may result in significant financial distress to the Fund’ investments and any portfolio company holding such assets, even if covered by insurance. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost and other liabilities. The Fund (and the shareholders) may therefore be exposed to substantial risk of loss from environmental claims arising in respect of its investments. Furthermore, changes in environmental laws or regulations or the environmental condition of an investment may create liabilities that did not exist at the time of its acquisition and that could not have been foreseen. Even in cases where the Fund are indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities. See also “
– The Fund is Subject to Risks from Provision of Managerial Assistance and Control Person Liability
” below.
The Value of Certain Portfolio Investments May Not be Readily Determinable
. The Fund expects that many of its portfolio investments will take the form of securities that are not publicly traded. The fair value of loans, securities and other investments that are not publicly traded may not be readily determinable, and will be valued at fair value as determined in good faith by the Adviser, including to reflect significant events affecting the value of the Fund’s investments. Most, if not all, of the Fund’s investments (other than cash and cash equivalents) will be classified as Level 3 assets under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on unobservable inputs and the Fund’s assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of portfolio investments will require significant management judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding
nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The Fund expects to retain the services of one or more independent service providers to review the valuation of these loans and securities. The types of factors that may be taken into account in determining the fair value of investments generally include, as appropriate, comparison to publicly-traded securities including such factors as yield, maturity and measures of credit quality, the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if a ready market for these loans and securities existed. The Fund’s net asset value could be adversely affected if determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities. In addition, the method of calculating the management fee and incentive fee may result in conflicts of interest between the Adviser, on the one hand, and investors on the other hand, with respect to the valuation of investments.
The Fund May Elect Not to or May be Unable to Make
Follow-On
Investments in Portfolio Companies
.
Following an initial investment in a portfolio company, the Fund may make additional investments in that portfolio company as
“follow-on”
investments, in order to:

•	increase or maintain in whole or in part the Fund’s voting percentage;

•	exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or

•	attempt to preserve or enhance the value of the Fund’s investment.
The Fund may elect not to make
follow-on
investments or otherwise lack sufficient funds to make those investments.
The Fund has the discretion to make any
follow-on
investments, subject to the availability of capital resources. The failure to make follow-on
investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on
investment, it may elect not to make a
follow-on
investment because it may not want to increase its concentration of risk, because it prefers other opportunities or because it is inhibited by compliance with BDC requirements, or compliance with the requirements for maintenance of its RIC status.
The Fund May Be Subject to Risks Due to Not Holding Controlling Equity Interests in Portfolio Companies
. The Fund does not generally intend to take controlling equity positions in the Fund’s portfolio companies. To the extent that the Fund does not hold a controlling equity interest in a portfolio company, it will be subject to the risk that such portfolio company may make business decisions with which the Fund disagrees, and the shareholders and management of such portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity for the debt and equity investments that the Fund typically holds in portfolio companies, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a portfolio company, and may therefore suffer a decrease in the value of its investments.
The Fund is Subject to Risks Relating to Defaults by Portfolio Companies
. A portfolio company’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on the portfolio company’s assets representing collateral for its obligations. This could trigger cross defaults under other agreements and jeopardize the portfolio company’s ability to meet its obligations under the debt that the Fund holds and the value of any equity securities the Fund owns. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company.
The Fund is Subject to Risks Relating to Third Party Litigation
.
The Fund’s investment activities subject it to the normal risks of becoming involved in litigation initiated by third parties. This risk is somewhat greater where the Fund exercises control or influence over a company’s direction. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by the Fund (to the extent not borne by the portfolio companies) and would reduce net assets. The Adviser and others are indemnified in connection with such litigation, subject to certain conditions.
Inflation May Adversely Affect the Business, Results of Operations and Financial Condition of Our Portfolio Companies.
Certain of our portfolio companies may be impacted by inflation. If such portfolio companies are unable pass any increases in their costs along to their customers, it could adversely affect their results and their ability to pay interest and principal on our loans. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future unrealized losses and therefore reduce our net assets resulting from operations.
The Fund is Subject to Risks Related to Reliance on Projections.
The Fund may rely upon projections developed by the Adviser concerning an investment’s future performance, outcome and cash flow. Projections are inherently subject to uncertainty and factors beyond the control of the Adviser. The inaccuracy of certain assumptions, the failure to satisfy certain requirements and the occurrence of other unforeseen events could impair the ability of an investment to realize projected values, outcomes and cash flow.
Economic Conditions May Have Adverse Effects on the Fund and the Portfolio Companies.
The Fund and the portfolio companies in which the Fund invests may be adversely affected by deterioration in the financial markets and economic conditions throughout the world, some of which may magnify the risks described herein and have other adverse effects. Deteriorating market conditions could result in increasing volatility and illiquidity in the global credit, debt and equity markets generally. The duration and ultimate effect of adverse market conditions cannot be accurately forecast, nor is it known whether or the degree to which such conditions may remain stable or worsen. Deteriorating market conditions and uncertainty regarding economic markets generally could result in declines in the market values of potential investments or declines in the market values of investments after they are acquired by the Fund. Such declines could lead to weakened investment opportunities for the Fund, could prevent the Fund from successfully meeting its investment objective or could require the Fund to dispose of investments at a loss while such unfavorable market conditions prevail. In addition, the investment opportunities of the Fund may be dependent in part upon the consummation of leveraged buyouts and other private equity sponsored transactions, recapitalizations, refinancings, acquisitions and structured transactions. If fewer of these transactions occur than the Adviser expects, there may be limited investment opportunities for the Fund. Periods of prolonged market stability may also adversely affect the investment opportunities available to the Fund.
The Fund is Subject to Risks Relating to Reduced Investment Opportunities.
The Adviser believes that volatility and instability in the credit markets can create significant investment opportunities for the Fund. When the credit markets stabilize, in particular, in the Fund’s target upper middle market sector, there may be reduced investment opportunities for the Fund and/or the Fund may not be able acquire investments on favorable terms. Periods of prolonged market stability may also adversely affect the investment opportunity set available to the Fund.
The Fund is Subject to Risks Relating to Investments in Undervalued Assets.
The Fund may invest in undervalued loans and other assets as part of its investment strategy. The identification of investment opportunities in undervalued loans and other assets is a difficult task, and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued assets offer the opportunity for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial or complete losses.
The Fund may incur substantial losses related to assets purchased on the belief that they were undervalued by their sellers, if they were not in fact undervalued at the time of purchase. In addition, the Fund may be required to hold such assets for a substantial period of time before realizing their anticipated value, and there is no assurance that the value of the assets would not decline further during such time. Moreover, during this period, a portion of the Fund’s assets would be committed to those assets purchased, thus preventing the Fund from investing in other opportunities. In addition, the Fund may finance such purchases with borrowed funds and thus will have to pay interest on such borrowed amounts during the holding period.
The Fund Operates in a Competitive Debt Environment.
The business of investing in debt investments is highly competitive and involves a high degree of uncertainty. Market competition for investment opportunities includes traditional lending institutions, including commercial and investment banks, as well as a growing number of non-traditional
participants, such as private credit funds, hedge funds, private equity funds, mezzanine funds, and other private investors, as well as BDCs, and debt-focused competitors, such as issuers of CLOs and other structured loan funds. In addition, given the Fund’s target investment size and investment type, the Adviser expects a large number of competitors for investment opportunities. Some of these competitors may have access to greater amounts of capital and to capital that may be committed for longer periods of time or may have different return thresholds than the Fund, and thus these competitors may have advantages not shared by the Fund. In addition, competitors may have incurred, or may in the future incur, leverage to finance their debt investments at levels or on terms more favorable than those available to the Fund. Furthermore, competitors may offer loan terms that are more favorable to borrowers, such as less onerous borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Strong competition for investments could result in fewer investment opportunities for the Fund, as certain of these competitors have established or are establishing investment vehicles that target the same or similar investments that the Fund intends to purchase.
Over the past several years, many investment funds have been formed with investment objectives similar to those of the Fund, and many such existing funds have grown in size and have added larger successor funds to their platform. These and other investors may make competing offers for investment opportunities identified by the Adviser which may affect the Fund’s ability to participate in attractive investment opportunities and/or cause the Fund to incur additional risks when competing for investment opportunities. Moreover, identifying attractive investment opportunities is difficult and involves a high degree of uncertainty. The Adviser may identify an investment that presents an attractive investment opportunity but may not be able to complete such investment in a manner that meets the objectives of the Fund. The Fund may incur significant expenses in connection with the identification of investment opportunities and investigating other potential investments that are ultimately not consummated, including expenses related to due diligence, transportation and legal, accounting and other professional services as well as the fees of other third-party service providers.
The Fund is Subject to Risks Relating to Illiquidity of the Fund’s Assets and Distributions In Kind.
The Fund invests primarily in private illiquid debt, loans and other assets for which no (or only a limited) liquid market exists or that are subject to legal or other restrictions on transfer and are difficult to sell in a secondary market. In some cases, the Fund may be prohibited from selling such investments for a period of time or otherwise be restricted from disposing of such investments. The market prices, if any, for such assets tend to be volatile, and may fluctuate due to a variety of factors that are inherently difficult to predict. Furthermore, the types of investments made may require a substantial length of time to liquidate due to the lack of an established market for such investments or other factors. As a result, there is a significant risk that the Fund may be unable to realize its investment objective by sale or other disposition at attractive prices or will otherwise be unable to complete any exit strategy. Accordingly, the Adviser is unable to predict with confidence what, if any, exit strategies will ultimately be available for any given asset. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal or other reasons, and the Fund may not be able to sell assets when the Fund desires to do so or to realize what the Adviser perceives to be the fair value of its assets in the event of a sale. Further, although the Adviser may at the time of making investments expect a certain portion of such investments to be refinanced or repaid before maturity, depending on economic conditions, interest rates and other variables, borrowers may not finance or repay loans early. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. In addition, in times of extreme market disruption, there may be no market at all for one or more asset classes, potentially resulting in the inability of the Fund to dispose of its assets for an indefinite period of time. Even if investments are successful, they are unlikely to produce a realized return to shareholders for a period of years. Furthermore, a portion of interest on investments is paid in kind rather than in cash to the Fund.
The Fund is Subject to Risks Relating to Priority of Repayment of Debt Investments.
The characterization of an investment as senior debt or senior secured debt does not mean that such debt will necessarily have repayment priority with respect to all other obligations of a portfolio company. Portfolio companies may have, and/or may be permitted to incur, other debt and liabilities that rank equally with or senior to the senior loans in which the Fund invests. If other indebtedness is incurred that ranks in parity in right of payment or proceeds of collateral with respect to debt securities in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors in the event of a liquidation, reorganization, insolvency, dissolution or bankruptcy of such a portfolio company. Where the Fund holds a first lien to secure senior indebtedness, the portfolio companies may be permitted to issue other senior loans with liens that rank junior to the first liens granted to the Fund. The intercreditor rights of the holders of such other junior lien debt may, in any liquidation, reorganization, insolvency, dissolution or bankruptcy of such a portfolio company, affect the recovery that the Fund would have been able to achieve in the absence of such other debt.
Even where the senior loans held by the Fund are secured by a perfected lien over a substantial portion of the assets of a portfolio company and its subsidiaries, the portfolio company and its subsidiaries will often be able to incur a substantial amount of additional indebtedness, which may have an exclusive lien over particular assets. For example, debt and other liabilities incurred by non-guarantor
subsidiaries of portfolio companies will be structurally senior to the debt held by the Fund. Accordingly, any such debt and other liabilities of such subsidiaries would, in the event of liquidation, dissolution, insolvency, reorganization or bankruptcy of such subsidiary, be repaid in full before any distributions to an obligor of the loans held by the Fund. Furthermore, these other assets over which other lenders have a lien may be substantially more liquid or valuable than the assets over which the Fund has a lien. The Fund invests in second-lien secured debt, which compounds the risks described in this paragraph.
The Fund is Subject to Risks Relating to Certain Guarantees.
The
Fund may invest in debt that is guaranteed by a subsidiary of the issuer. In some circumstances, guarantees of secured debt issued by subsidiaries of a portfolio company and held by the Fund may be subject to fraudulent conveyance or similar avoidance claims made by other creditors of such subsidiaries under applicable insolvency laws. As a result, such creditors may take priority over the claims of the Fund under such guarantees. Under federal or state fraudulent transfer law, a court may void or otherwise decline to enforce such debt and the Fund would no longer have any claim against such portfolio company or the applicable guarantor. In addition, the court might direct the Fund to disgorge any amounts already received from the portfolio company or a guarantor. In some cases, significant subsidiaries of portfolio companies may not guarantee the obligations of the portfolio company; in other cases, a portfolio company may have the ability to release subsidiaries as guarantors of the portfolio company’s obligations. The repayment of such investments may depend on cash flow from subsidiaries of a portfolio company that are not themselves guarantors of the portfolio company’s obligations.
The Fund is Subject to Risks Relating to Secured Loans.
Most of the loans held by the Fund are secured. These investments may be subject to the risk that the Fund’s security interests in the underlying collateral are not properly or fully perfected. Compounding these risks, the collateral securing debt investments will often be subject to casualty or devaluation risks.
The Fund is Subject to Risks Relating to Senior Secured Debt and Unitranche Debt.
When the Fund invests in senior secured term debt and unitranche debt, it will generally take a security interest in the available assets of these portfolio companies, including equity interests in their subsidiaries. There is a risk that the collateral securing the Fund’s investments may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Also, in some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a portfolio company’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies.
From time to time, the Fund may invest in unitranche loans with
“first-out”
and
“last-out”
payment streams (either set up at closing or arranged after closing) (each, a “Retranched Loan”). Each Retranched Loan is generally expected to be documented under a single credit agreement with a single set of security agreements. Retranched Loans effectively create senior and junior loans with so called ‘first out lenders’ (“First Out Lenders”) receiving payments in priority to ‘last out lenders’ (“Last Out Lenders”) under certain circumstances. Interest is typically allocated in a manner which provides the First Out Lenders with an effective lower interest rate than the Last Out Lenders as a result of the lower risk profile in connection with being ‘first out’. In such arrangements, principal is typically allocated pro rata
as between the First Out Lenders and Last Out Lenders until the occurrence of a trigger event, following which First Out Lenders will rank senior in priority to Last Out Lenders in terms of both interest and principal. In such an event, if the Last Out Lenders are not receiving cash interest payments, they will typically receive payment in kind or “PIK” interest (i.e., an increase to the principal balance of their loans). As a result, if the Fund acquires positions as Last Out Lenders, this would be more akin to that of second lien lenders and therefore the Fund would not expect to recover any of its outstanding principal or interest until the First Out Lenders have been repaid in full. Further, any veto rights with respect to voting and/or enforcement as between the First Out Lenders and the Last Out Lenders may also be negotiated for each transaction. As a result, even where the Fund acquires a majority stake in Retranched Loans, there can be no assurance that the Fund, as a Last Out Lender, will be in a position to direct enforcement of the security granted in respect of the Retranched Loans or be able to prevent certain decisions being taken by the First Out Lenders that may be adverse to the interests of the Fund. An agreement among lenders may also have restrictions on assignment, including requiring the Fund (as a lender) to give a right of first refusal to other lenders in the same Retranched Loan. Consequently, the Fund may not have the same liquidity in Retranched Loans as it would in a stand-alone credit facility.
The Fund is Subject to Business and Credit Risks.
Investments made by the Fund generally will involve a significant degree of financial and/or business risk. The securities in which the Fund invests may pay fixed, variable or floating rates of interest, and may include zero-coupon
obligations or interest that is
paid-in-kind
(which tend to increase business and credit risks if an investment becomes impaired because there would be little to no realized proceeds through cash interest payments prior to such impairment). These types of securities are subject to the risk of the issuer’s inability to make principal and interest payments on its obligations (
i.e.
, credit risk) and are also subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (
i.e.
, market risk).
Business risks may be more significant in smaller portfolio companies or those that are embarking on a build-up
or operating turnaround strategy. Such companies may have no or short operating histories, new technologies and products and their management teams may have limited experience working together, all of which enhance the difficulty of evaluating these investment opportunities. The management of such companies will need to implement and maintain successful finance personnel and other operational strategies and resources in order to become and remain successful. Other substantial operational risks to which such companies are subject include uncertain market acceptance of the company’s services, a potential regulatory risk for new or untried and/or untested business models (if applicable), products and services to the extent they relate to regulated activities in the relevant jurisdiction, high levels of competition among similarly situated companies, lower capitalizations and fewer financial resources and the potential for rapid organizational or strategic change. Such companies will have no or short operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow.

The Fund’s Investments May be Affected by Force Majeure Events.
The instruments in which the Fund invests may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a portfolio company to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more companies or its assets, could result in a loss, including if the Fund’s investment in such issuer is cancelled, unwound or acquired (which could be without what the Adviser considers to be adequate compensation). Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. To the extent the Fund is exposed to investments in issuers that as a group are exposed to such force majeure events, the Fund’s risks and potential losses are enhanced.
The Fund is Subject to Risks Relating to Infectious Disease and Pandemics
. Certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Outbreaks such as the severe acute respiratory syndrome, avian influenza, H1N1/09, and the coronavirus
(COVID-19),
or other similarly infectious diseases may have material adverse impacts on the Fund, the Adviser, their respective affiliates and portfolio companies. Actual pandemics, or fear of pandemics, can trigger market disruptions or economic turndowns with the consequences described above. The Adviser cannot predict the likelihood of disease outbreaks occurring in the future nor how such outbreaks may affect the Fund’s investments.
The outbreak of disease epidemics may result in the closure of the Adviser’s and/or a portfolio company’s offices or other businesses, including office buildings, retail stores and other commercial venues and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a portfolio company’s business which may adversely affect the ability of a portfolio company to perform its obligations, (b) disruption of regional or global trade markets and/or the availability of capital, (c) the availability of leverage, including an inability to obtain indebtedness at all or to the Fund’s desired degree, and less favorable timing of repayment and other terms with respect to such leverage, (d) trade or travel restrictions which impact a portfolio company’s business and/or (e) a general economic decline and have an adverse impact on the Fund’s value, the Fund’s investments, or the Fund’s ability to make new investments. If a future pandemic occurs during a period when the Fund expects to be harvesting its investments, the Fund may not achieve its investment objective or may not be able to realize its investments within the Fund’s term.
The Fund Invests in Loans with Limited Amortization Requirements.
The Fund invests in loans that have limited mandatory amortization requirements. While such a loan may obligate a portfolio company to repay the loan out of asset sale proceeds or with annual excess cash flow, such requirements may be subject to substantial limitations and/or “baskets” that would allow a portfolio company to retain such proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that a portfolio company will not be able to repay or refinance the loans held by the Fund when they come due at their final stated maturity.
The Fund is Subject to Risks Relating to Potential Early Redemption of Some Investments.
The terms of loans in which the Fund invests may be subject to early redemption features, refinancing options, prepayment options or similar provisions which, in each case, could result in the issuer repaying the principal of an obligation held by the Fund earlier than expected, either with no or a nominal prepayment premium. This may happen when there is a decline in interest rates, or when the borrower’s improved credit or operating or financial performance allows the refinancing of certain classes of debt with lower cost debt or when general credit market conditions improve. Assuming an improvement in the credit market conditions, early repayments of the debt held by the Fund could increase. There is no assurance that the Fund will be able to reinvest proceeds received from prepayments in assets that satisfy its investment objective, and any delay in reinvesting such proceeds may materially affect the performance of the Fund. Conversely, if the prepayment does not occur within the expected timeframe or if the debt does not otherwise become liquid, the Fund may continue in operation for longer than expected or the Fund may make distributions in kind.
The Fund is Subject to Risks Relating to Licensing Requirements.
Certain banking and regulatory bodies or agencies in or outside the United States may require the Fund, the Adviser, its affiliates and/or certain of their respective employees to obtain licenses or authorizations to engage in many types of lending activities including the origination of loans. It may take a significant amount of time and expense to obtain such licenses or authorizations and the Fund may be required to bear the cost of obtaining such licenses and authorizations. There can be no assurance that any such licenses or authorizations would be granted or, if granted, whether any such licenses or authorizations would impose restrictions on the Fund. Such licenses or authorizations may require the disclosure of confidential information about the Fund, shareholders or their respective affiliates, including the identity, financial information and/or information regarding the shareholders and their officers and trustees. The Fund may not be willing or able to comply with these requirements. Alternatively, the Adviser and/or its affiliates may be compelled to structure certain potential investments in a manner that would not require such licenses and authorizations, although such transactions may be inefficient or otherwise disadvantageous for the Fund and/or any relevant portfolio company, including because of the risk that licensing authorities would not accept such structuring alternatives in lieu of obtaining a license or authorization. The inability of the Fund, the Adviser, the Adviser’s affiliates and/or certain of their respective employees to obtain necessary licenses or authorizations, the structuring of an investment in an inefficient or otherwise disadvantageous manner, or changes in licensing regulations, could adversely affect the Fund’s ability to implement its investment program and achieve its intended results. Further, the regulatory regimes related to certain assets may be complex, and therefore the Adviser and/or its affiliates may be required to incur significant expenses in order to comply.
The Fund is Subject to Risks Relating to Minority Investments; Joint Ventures;
Co-Investment
or Sourcing Programs.
The Fund may make minority equity investments in entities in which the Fund does not control the business or affairs of such entities. In addition, the Fund has and intends to continue to co-invest
with other parties including through partnerships, joint ventures, sourcing and syndication programs. In certain of these cases, the Adviser may share management fees, incentive fees and/or other forms of compensation with such parties and the Fund may pay, and is expected to pay, fees or other compensation to sourcing partners or other third parties to access deal opportunities, as described in “ –
The Fund is Subject to Risks Associated with Sourcing, Operating or Joint Venture Partners
” above. The Adviser expects that in some cases the Fund will have control over, or significant influence on, the decision making of joint ventures or underlying investments. However, in other cases, in particular with respect to certain terms, amendments and waivers related to the underlying loans, the joint venture partner may have controlling or blocking rights (including because certain decisions require unanimous approval of the joint venture partners) or a tie vote among joint venture partners may be resolved by an appointed third party. In addition, the Fund may enter into arrangements with one or more sourcing partners to identify investment opportunities for the Fund, including with respect to particular types of investments or particular sectors or regions. In connection with such sourcing arrangements, in exchange for access to deal opportunities to evaluate, the Fund expects to agree to certain contractual terms relating to the sourced investments, including a requirement that the Fund will, under certain circumstances, vote its interests consistently with the votes cast by the sourcing partner (including, in some cases, relating to amendments and waivers in default scenarios). Accordingly, in such cases, the Fund would not have the ability to make its own voting determinations and may be required to vote in a manner it would not otherwise have chosen to vote absent such agreement. It is expected that any such voting requirements would also be applicable to any future assignee of the loan or other debt instrument, which could negatively affect the Fund’s ability to sell or otherwise transfer the investment.
Where a joint venture, sourcing or
co-investing
partner or third party has controlling or blocking rights or decision-making power with respect to a joint venture matter or an underlying investment, there can be no assurance that the matter will be resolved in the manner desired by the Fund. In addition, these types of voting arrangements may slow the decision-making process and hinder the Fund’s ability to act quickly.

Cooperation among joint venture partners, sourcing partners or co-investors
on existing and future business decisions will be an important factor for the sound operation and financial success of any joint venture, sourcing or other business relationships in which the Fund is involved. In particular, a joint venture or sourcing partner or co-investor
may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to limit or otherwise protect the value of one or more of the Fund’s investments. Disputes among joint venture partners or co-investors
over obligations, expenses or other matters could have an adverse effect on the financial conditions or results of operations of the relevant businesses. Disputes with sourcing partners may limit the Fund’s investment opportunities in the future. In addition, the Fund may in certain circumstances be liable for actions of, or be obligated to indemnify, its joint venture or sourcing partners. In certain circumstances, the day-to-day
operations of a joint venture may be delegated to the joint venture partner and its employees. In such circumstances, the Adviser may not have, or may not have timely, visibility to issues that are not raised by the joint venture partner to the governing body of the joint venture, which issues may adversely impact the Fund’s investments.
In certain cases, conflicts of interest may arise between the Fund and a joint venture, co-investment
or sourcing partner, for example, because such partner has invested in a different level of the issuer’s capital structure, it has different investment goals or timelines, because its management team may have an incentive plan which incentivizes risk-taking, or because it has a different or more expansive commercial relationship with the underlying portfolio company or asset owner, or in the case of a joint venture partner, because the partner also acts as lender to the joint venture. There can be no assurance that the partner with divergent interests from the Fund will cause the joint venture or other sourcing or co-investment
programs to be managed in a manner that is favorable to the Fund. Those conflicts of interest may become more acute where the Fund has agreed to limit its voting rights with respect to investments sourced by such partner. In addition, it is anticipated that the Fund could be invested in debt instruments issued by a joint venture entity while one or more Other HPS Investors will be invested in equity interests in such entity or vice versa, which presents certain potential conflicts of interest with respect to the capital structure of such entity.
The Fund is Subject to Risks from Provision of Managerial Assistance and Control Person Liability
.
The Fund may obtain rights to participate in the governance of certain of the Fund’s portfolio companies. In such instances, the Fund typically will designate board members to serve on the boards of portfolio companies. The designation of representatives and other measures contemplated could expose the assets of the Fund to claims by a portfolio company, its security holders and its creditors, including claims that the Fund is a controlling person and thus is liable for securities laws violations and other liabilities of a portfolio company. The exercise of control over a company may impose additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If these liabilities were to arise, the Fund might suffer a significant loss. These measures also could result in certain liabilities in the event of the bankruptcy or reorganization of a portfolio company, could result in claims against the Fund if the designated board members violate their fiduciary or other duties to a portfolio company or fail to exercise appropriate levels of care under applicable corporate or securities laws, environmental laws or other legal principles, and could expose the Fund to claims that it has interfered in management to the detriment of a portfolio company. While the Adviser intends to operate the Fund in a way that will minimize the exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies and the Fund and the shareholders.
The Fund is Subject to Social Media Risk.
The increasing use of social media platforms presents new risks and challenges that may impact the Fund’s investments. In recent years, there has been a notable increase in the influencer industry and the use of social media platforms, including blogs, chat platforms, social media websites and apps and other forms of Internet-based communications which facilitate direct access to a broad audience of consumers and other interested persons. The rising popularity of such platforms and other consumer-oriented technologies has increased the speed and accessibility of information and mis-information
dissemination. Many

social media platforms immediately publish the content their subscribers and participants post often without filters or checks on accuracy of the content posted. Information posted on such platforms at any time may be adverse to the interests of the Adviser, its affiliates, the Fund or a portfolio company. The dissemination of negative or inaccurate information related to the Adviser, its affiliates, the Fund or a portfolio company via social media could harm their business, reputation, financial condition, and results of operations, which could adversely affect the Fund’s investments and, due to reputational considerations, may influence the Adviser’s and/or its affiliate’s decision as to whether to remain invested in such investments.
The Fund is Subject to Risks of Investments in Certain Countries.
The Fund makes investments in a number of different countries, some of which may prove unstable. Depending on the country in which a portfolio company is located, such investments may involve a number of risks, including the risk of adverse political developments such as nationalization, confiscation without fair compensation or war, and the risk of regulations which might prevent the implementation of cost cutting or other operational improvements.
A portion of the Fund’s assets have been and continue to be invested in loans denominated in currencies other than the U.S. dollar or the price of which is determined with references to such currencies. As a result, any fluctuation in exchange rates will affect the value of investments. The Fund generally expects to employ hedging techniques designed to reduce the risk of adverse movements in currency exchange rates. Furthermore, the Fund may incur costs in connection with conversions between various currencies.
Investments in corporations or assets in certain countries may require significant government approvals under corporate, securities, exchange control, foreign investment and other similar laws. In addition, such investments may give rise to taxes in local jurisdictions, for which a shareholder may not be entitled to any corresponding credit or tax benefit to a shareholder. Such investments may also give rise to tax filing obligations for shareholders in these jurisdictions, although the Adviser may structure such investments so as to prevent such obligations from being imposed on shareholders. Also, some governments from time to time may impose restrictions intended to prevent capital flight, which may, for example, involve punitive taxation (including high withholding taxes) on certain securities or asset transfers or the imposition of exchange controls making it difficult or impossible to exchange or repatriate the local currency. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors.
The availability of information within developing countries and emerging market jurisdictions, including information concerning their economies and the securities of companies in such countries, and the amount of government supervision and regulation of private companies in developing countries, generally is more limited than is the case in more developed countries. The accounting, auditing and financial reporting standards and practices of certain countries may not be equivalent to those employed in more developed countries and may differ in fundamental respects. Accordingly, the Fund’s ability to conduct due diligence in connection with their investments and to monitor the investments may be adversely affected by these factors. The Fund may not be in a position to take legal or management control of its investments in certain countries. It may have limited legal recourse in the event of a dispute, and remedies might have to be pursued in the courts of the country in question where it may be difficult to obtain and enforce a judgment.
The Fund is Subject to Risks Relating to its Hedging Strategy and Policies.
The Fund generally expects to employ hedging or other risk management techniques designed to reduce the risk of investment loss due to adverse interest rate or currency movements, credit market risk and certain other risks. There can be no assurance that any hedging transactions will be successful or comprehensive. For example, the Fund may not be able to or may elect not to hedge interest payments in foreign currencies. Similarly, the Fund may hedge certain credit markets generally in order to seek to provide overall risk reduction to the Fund. The variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged creates the possibility that losses on the hedge may be greater, or gains smaller, than losses or gains, as the case may be, in the value of the underlying position. While the transactions implementing such hedging strategies may reduce certain risks, such transactions themselves may entail certain other risks, such as the risk that counterparties to such transactions may default on their obligations and the risk that the prices and/or cash flows being hedged behave differently than expected. Thus, while the Fund may benefit from the use of hedging mechanisms, unanticipated changes in interest rates, currency exchange rates, commodity prices, securities prices or credit market movements may result in a poorer overall performance for the Fund than if it had not entered into such hedging transactions. Additionally, hedging transactions will add to the cost of an investment, may require ongoing cash payments to counterparties, may subject the Fund to the risk that the counterparty defaults on its obligations, and may produce different economic or tax consequences to the shareholders than would apply if the Fund had not entered into such hedging transactions. The Fund may engage in short selling and use derivative instruments (including commodities hedging instruments) in implementing hedging transactions, including futures contracts, swaps, forward contracts, and options. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the Fund may be deemed to be a general unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty.
In response to market events, the SEC and other national regulators have imposed, and may continue to impose, restrictions on and reporting obligations with respect to short selling. Uncertainty surrounding the confidential nature of the required disclosures of the Fund’s short sales could discourage short selling by the Fund in circumstances where HPS believes that the public disclosure of such short sales may be adverse to the Fund’s interests. In addition, limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment programs, including its ability to hedge certain exposures and execute transactions to implement its risk management guidelines, and any such limitations may adversely affect the performance of the Fund.
The Fund is Subject to Risks Relating to Derivatives.
Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including options contracts, futures contracts, swaps, forward contracts, options on futures contracts, indexed securities and swap agreements for hedging and risk management purposes. The Fund also may use derivative instruments to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the loans, claims or securities of the subject issuer) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses that would not occur if such instruments had not been used. The use of derivative instruments may entail risks including, among others, leverage risk, volatility risk, duration mismatch risk, correlation risk and counterparty risk.
The Fund’s Ability to Enter into Transactions Involving Derivatives and Financial Commitment Transactions May Be Limited.
In August 2022, Rule
18f-4
under the 1940 Act, regarding the ability of a BDC (or a registered investment company) to use derivatives and other transactions that create future payment or delivery obligations (including reverse repurchase agreements and similar financing transactions), became effective. Under the newly adopted rule, BDCs that make significant use of derivatives are subject to a value-at-risk
leverage limit, a derivatives risk management program, testing requirements, and requirements related to board reporting. These new requirements will apply unless the BDC qualifies as a “limited derivatives user,” as defined in the rule. Under the new rule, a BDC may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the BDC has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Under the final rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (
e.g.
, bank borrowings, if applicable) when calculating our asset coverage ratio. The Fund currently operates as a “limited derivatives user,” and these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.
The Fund May Be Subject to Risks Related to Investments in Companies in the Software Industry.
The revenue, income (or losses) and valuations of software and other technology-related companies, including companies focused on the development of artificial intelligence, can and often do fluctuate suddenly and dramatically. This risk is heightened in an environment where market sentiment and investor enthusiasm for artificial intelligence-driven innovation may outpace actual business performance of certain software and other technology-related companies, potentially creating valuation bubbles that could burst with broader economic or market shifts.
In addition, because of rapid technological change, the average selling prices of software products have historically decreased over their productive lives. As a result, the average selling prices of software offered by our portfolio companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that we may hold. Additionally, companies operating in the software industry are subject to vigorous competition, changing technology, changing client and end-consumer
needs, evolving industry standards and frequent introductions of new products and services. The Fund’s portfolio companies in the software industry could compete with companies that are larger and could be engaged in a greater range of businesses or have greater financial, technical, sales or other resources than our portfolio companies do. The Fund’s portfolio companies could lose market share if their competitors introduce or acquire new products that compete with their software and related services or add new features to existing products. Any deterioration in the results of the Fund’s portfolio companies due to competition or otherwise could, in turn, materially adversely affect the Fund’s business, financial condition and results of operations.
Changes in Interest Rates May Adversely Affect the Fund’s Investments.
Many loans, especially fixed rate loans, decline in value when long-term interest rates increase. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to shareholders. In addition, in a low interest rate environment, borrowers may be less likely to prepay their debts and loans may therefore remain outstanding for a longer period of time.
The Fund is Subject to Risks Relating to Contingent Liabilities.
The Fund is expected to incur contingent liabilities in connection with an investment from time to time. For example, in connection with the disposition of an investment, the Fund may be required to make representations about the business and financial affairs of the underlying assets or business, or be responsible for the contents of disclosure documents. These arrangements may result in the incurrence of accrued expenses, liabilities or contingencies for which the Fund may establish reserves or escrow accounts. The Fund also expects to invest in a delayed draw or revolving credit facility. If the borrower subsequently draws down on the facility, the Fund would be obligated to fund the amounts due. The Fund may incur numerous other types of contingent liabilities. There can be no assurance that the Fund will adequately reserve for its contingent liabilities and that such liabilities will not have an adverse effect on the Fund.
The Fund is Subject to Risks Relating to High Yield Debt.
The Fund invests in “higher yielding” (and, therefore, generally higher risk) debt securities. In most cases, such debt will be rated below “investment grade” or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. There are no restrictions on the credit quality of the Fund’s loans. The market for high-yield securities has experienced periods of volatility and reduced liquidity. The market values of certain of these debt securities may reflect individual corporate developments. It is likely that a general economic recession or a major decline in the demand for products and services, in which the obligor operates, could have a materially adverse impact on the value of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these debt securities.

The Fund is Subject to Risks Relating to Investments in Unsecured Debt.
The Fund invests a portion of its investment portfolio in unsecured indebtedness, whereas all or a significant portion of the issuer’s senior indebtedness may be secured. In such situations, the ability of the Fund to influence a portfolio company’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors.
The Fund is Subject to Risks Relating to Subordinated Loans.
The Fund may acquire and/or originate subordinated loans. If a borrower defaults on a subordinated loan or on debt senior to the Fund’s loan, or in the event of the bankruptcy of a borrower, the loan held by the Fund will be satisfied only after the senior loans are repaid in full. Under the terms of typical subordination agreements, senior creditors may be able to block the acceleration of the subordinated debt or the exercise by holders of subordinated debt of other rights they may have as creditors. Accordingly, the Fund may not be able to take the steps necessary or sufficient to protect its investments in a timely manner or at all. In addition, subordinated loans may not always be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. If a borrower declares bankruptcy, the Fund may not have full or any recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. Further, the Adviser’s ability to amend the terms of the Fund’s loans, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings may be limited by intercreditor arrangements. In addition, the risks associated with subordinated loan securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) may adversely affect the borrower’s ability to pay principal and interest on its loan. Many obligors on subordinated loan securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, may also adversely affect such obligors’ ability to meet debt service obligations. The level of risk associated with investments in subordinated loans increases if such investments are loans of distressed or below investment grade issuers. Default rates for subordinated loan securities have historically been higher than has been the case for investment grade securities.
The Fund is Subject to Risks Relating to
Non-Recourse
Obligations
.
The Fund may invest in
non-recourse
obligations of issuers. Such obligations are payable solely from proceeds collected in respect of collateral pledged by an issuer to secure such obligations. None of the owners, officers, directors or incorporators of the issuers, board members, any of their respective affiliates or any other person or entity will be obligated to make payments on the obligations. Consequently, the Fund, as holder of the obligations, must rely solely on distributions of proceeds of collateral debt obligations and other collateral pledged to secure obligations for payments due in respect of principal thereof and interest thereon. If distributions of such proceeds are insufficient to make payments on the obligations, no other assets will be available for such payments and following liquidation of all the collateral, the obligations of the issuers to make such payments will be extinguished.
The Fund is Subject to Risks Relating to Publicly-Traded Securities.
Although not the investment focus of the Fund, the Fund may invest in publicly traded equity and debt securities. These investments are subject to certain risks, including the risk of loss from counterparty defaults, the risks arising from the volatility of the global fixed-income and equity markets, movements in the stock market and trends in the overall economy, increased obligations to disclose information regarding such companies, increased likelihood of shareholder litigation against such companies’ board members, which may include personnel of the Adviser or its affiliates, regulatory action by the SEC and increased costs associated with each of the aforementioned risks. When buying a publicly traded security or other publicly traded instruments, the Fund may be unable to obtain financial covenants or other contractual rights that the Fund might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in publicly traded securities or other publicly traded instruments, either when investigating a potential investment or after making an investment, as compared to a privately-negotiated investment. Publicly traded securities that are rated by rating agencies are often reviewed and may be subject to downgrade, which generally results in a decline in the market value of such security. Furthermore, the Fund may be limited in its ability to make investments and to sell existing investments in public securities or other publicly traded instruments because HPS or its affiliates may have material, non-public
information regarding the issuers of those securities or as a result of other policies of HPS or its affiliates. Accordingly, there can be no assurance that the Fund will make investments in public securities or other publicly traded instruments or, if it does, as to the amount it will invest. The inability to sell such securities or instruments in these circumstances could materially adversely affect the investment results of the Fund.
The Fund is Subject to Risks Associated with Originating Loans to Companies in Distressed Situations.
As part of its lending activities, the Fund or its affiliates may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. Issuers of lower-rated securities generally are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, lower-rated investments may be thinly traded and there may be no established secondary or public market. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action.
The Fund is Subject to Risks Associated with Investments that May Become Distressed.
The Fund has made, and may continue to make, investments that become distressed due to factors outside the control of the Adviser. There is no assurance that there will be sufficient collateral to cover the value of the loans and/or other investments purchased by the Fund or that there will be a successful reorganization or similar action of the company or investment which becomes distressed. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. In addition, under applicable law, the Fund may not be able to participate in future financings for restructured investments. Under such circumstances, the returns generated from the Fund’s investments may not compensate the shareholders adequately for the risks assumed. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated, or disallowed, or may be found liable for damage suffered by parties as a result of such actions. In addition, under circumstances involving a portfolio company’s insolvency, payments to the Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment. Investments in restructurings involving
non-U.S.
portfolio companies may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These considerations will differ depending on the country in which each portfolio company is located or domiciled.
Troubled company and other asset-based investments require active monitoring and may, at times, require participation in business strategy or reorganization proceedings by the Adviser and/or its affiliates. To the extent that the Adviser and/or its affiliates becomes involved in such proceedings, the Fund may have participated more actively in the affairs of the company than that assumed generally by a passive investor. In addition, involvement by the Adviser and/or its affiliates in an issuer’s or portfolio company’s reorganization proceedings could result in the imposition of restrictions limiting the Fund’s ability to liquidate its position in the issuer and/or portfolio company. Such investments would likely take more time to realize before generating any returns and may not generate income during the course of reorganization.
The Fund is Subject to Risks Associated with Management of Distressed Investments.
The Affiliated Group is actively engaged in advisory and management services for multiple Affiliated Group Accounts. Certain investments of the Fund may become distressed (a “Distressed Investment”), including as a result of an underlying portfolio company or issuer of an investment undergoing financial stress, restructuring or bankruptcy.

In such an event, the Adviser or its affiliates may supplement the investment team generally responsible for the management of the Fund’s portfolio with other investment professionals of the Adviser or its affiliates that are generally responsible for managing distressed and opportunistic investments on behalf of Affiliated Group Accounts (the “Distressed Investment Team”). The Distressed Investment Team may employ different investment or trading strategies with respect to the Distressed Investments than those that would otherwise have been employed by the investment team. In addition, the investment or trading strategies employed by the Distressed Investment Team with respect to the Distressed Investments may be influenced by investment decisions it makes, or strategies it employs, in managing similar investments for the benefit of the Affiliated Group Accounts. However, the investment or trading strategy for the Fund may be different than the strategy it employs in managing distressed or opportunistic investments in the Affiliated Group Accounts and, accordingly, such investments may produce different investment results for the Fund and the Affiliated Group Accounts. The Adviser will seek to manage the Fund, and HPS and the Adviser will seek to manage the Affiliated Group Accounts in accordance with their respective investment objectives and guidelines; however, the Affiliated Group including the Distressed Investment Team, may give advice and take action with respect to any current or future Affiliated Group Accounts that may compete or conflict with the advice given to the Fund, including with respect to the timing or nature of actions relating to certain investments.
The Fund is Subject to Risks Associated with Acquisitions of Portfolios of Loans
.
The Fund has invested in and may continue to invest in portfolios of loans. The Fund is unlikely to be able to evaluate the credit or other risks associated with each of the underlying borrowers or negotiate the terms of underlying loans as part of its acquisition but instead must evaluate and negotiate with respect to the entire portfolio of loans or, in the case where the Fund invests in contractual obligations to purchase portfolios of loans subsequently originated by a third party, with respect to the origination and credit selection processes of such third party rather than based on characteristics of a static portfolio of loans. As a result, one or more of the underlying loans in a portfolio may not include some of the characteristics, covenants and/or protections generally sought when the Fund acquires or originates individual loans. Furthermore, while some amount of defaults are expected to occur in portfolios, defaults in or declines in the value of investments in excess of these expected amounts may have a negative impact on the value of the portfolio and may reduce the return that the Fund receives in certain circumstances.
The Fund is Subject to Risks Associated with Revolver, Delayed-Draw and Line of Credit Investments
. The Fund has incurred and is expected to continue to, from time to time, incur contingent liabilities in connection with an investment. For example, the Fund makes investments that are structured as “revolvers,” “delayed-draws” or “lines of credit.” These types of investments generally have funding obligations that extend over a period of time, and if the portfolio company subsequently draws down on the revolver or delayed-draw facility or on the line of credit, the Fund would be obligated to fund the amounts due. However, there can be no assurance that a borrower will ultimately draw down on any such loan, in which case the Fund may never fund the investment (in full or in part), which may result in inefficient deployment of capital. There can be no assurance that the Fund will adequately reserve for its contingent liabilities and that such liabilities will not have an adverse effect on the Fund.
It is possible that a revolver, delayed-draw or line of credit investment would be bifurcated into separate investments, with certain investors (which may or may not include the Fund) participating in the initial drawdowns and other investors (which may or may not include the Fund) participating in the later drawdowns. In this situation, it is possible that investors that participate in the initial funding of an investment may receive certain economic benefits in connection with such initial funding, such as original issue discount, closing payments, or commitment fees and these benefits are expected to be allocated based on participation in the initial funding, regardless of participation in future funding obligations. Conversely, the investors participating only in the later funding obligations will have the benefit of the most recent portfolio company performance information in evaluating their investment whereas the investors that participated in the initial drawdowns (which may or may not include the Fund) will be obligated in any event to fund such later funding obligations. In certain cases, the Fund may participate in the initial funding of an investment, but may not participate in later-arising funding obligations (
i.e.
, the revolver, delayed-draw or line of credit portions) related to such investment, including because of capacity limitations that an investment vehicle may have for making new revolver, delayed-draw investments or lines of credit or because HPS or any of its affiliates forms a new investment fund focused on investing in revolvers, delayed-draw investments and lines of credit. As a result, the Fund may be allocated a smaller or larger portion of revolver, delayed-draw investments or lines of credit than other investors participating in the loan. Where the Fund and any other participating investors have not participated in each funding of an investment on a pro rata
basis, conflicts of interest may arise between the Fund and the other investors as the interests of the Fund and the other investors may not be completely aligned with respect to such investment. In addition, a revolver, delayed draw investment or line of credit may be senior to the rest of the loan or to the initial funding, and as a result, the interests of the Fund may not be aligned with other participating investors. There can be no assurance that the Fund will adequately reserve for its contingent liabilities and that such liabilities will not have an adverse effect on the Fund.
The Fund is Subject to Risks Associated with Subordinated Debt Tranches.
The Fund has made, and may continue to make, investments in securities, including senior or subordinated and equity tranches, issued by the CLOs, including CLOs for which the Fund acts as the collateral manager. To the extent permitted by applicable law, the Fund may also invest in securities issued by CLOs for which HPS or its subsidiary acts as the collateral manager. Investments in CLO securities are complex and are subject to a number of risks related to, among other things, changes in interest rates, the rate of defaults and recoveries in the collateral pool, prepayment rates, terms of loans purchased to replace loans in the collateral pool which have pre-paid,
the exercise of remedies by more senior tranches and the possibility that no market will exist when the Fund seeks to sell its interests in CLO securities. If a CLO fails to satisfy one of the coverage tests provided in its indenture, all distributions on those CLO securities held by the Fund will cease until that CLO brings itself back into compliance with such coverage tests. CLO securities represent leveraged investments in the underlying collateral held by the CLO issuer. The use of leverage creates risk for the holders because the leverage increases their exposure to losses with respect to the collateral. As a result, the occurrence of defaults with respect to only a small portion of the collateral could result in the substantial or complete loss of the investment in the CLO securities. Payments of principal of, and interest on, debt issued by CLOs, and dividends and other distributions on subordinated and equity tranches of a CLO, are subject to priority of payments. CLO equity is subordinated to the prior payment of all obligations under debt securities. Further, in the event of default under any debt securities issued by a CLO, and to the extent that any elimination, deferral or reduction in payments on debt securities occurs, such elimination will be borne first by CLO equity and then by the debt securities in reverse order of seniority. Thus, the greatest risk of loss relating to defaults on the collateral held by CLOs is borne by the CLO equity.
The Fund is Subject to Risks Associated with Forming CLOs.
To finance investments, we have in the past and may in the future securitize certain of our secured loans or other investments, including through the formation of one or more CLOs, while retaining all or most of the subordinated notes issued in the securitization. This would involve contributing a pool of assets to a special purpose entity, and selling debt interests in such entity on a non-recourse
or limited-recourse basis to purchasers. It is possible that an interest in any such CLO held by the Fund may be considered a “nonqualifying” portfolio investment for purposes of the 1940 Act.
If we create a CLO, we will depend in part on distributions from the CLO’s assets out of its earnings and cash flows to enable us to make distributions to shareholders. The ability of a CLO to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. Also, a CLO may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the CLO may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the CLO’s debt, which could impact our ability to receive distributions from the CLO. If we do not receive cash flow from any such CLO that is necessary to satisfy the annual distribution requirement for maintaining RIC status, and we are unable to obtain cash from other sources necessary to satisfy this requirement, we may not maintain our qualification as a RIC, which would have a material adverse effect on an investment in the shares. Losing our RIC status could subject us to corporate-level income tax.
In addition, a decline in the credit quality of loans in a CLO due to poor operating results of the relevant borrower, declines in the value of loan collateral or increases in defaults, among other things, may force a CLO to sell certain assets at a loss, reducing their earnings and, in turn, cash potentially available for distribution to us for distribution to shareholders. To the extent that any losses are incurred by the CLO in respect of any collateral, such losses will be borne first by us as owner of equity interests in the CLO.
The collateral manager for a CLO that we create may be the Fund, the Adviser or an affiliate, and such collateral manager may be entitled to receive compensation for structuring and/or management services. To the extent the Adviser or an affiliate other than the Fund serves as collateral manager and the Fund is obligated to compensate the Adviser or the affiliate for such services, we, the Adviser or the affiliate will implement offsetting arrangements to assure that we, and indirectly, our shareholders, pay no additional fees to the Adviser or the affiliate in connection therewith. To the extent the Fund serves as collateral manager, the Fund will receive no fees for providing such collateral management services.
The Fund is Subject to Risks Associated with Covenant-Lite Loans.
Although the Fund generally expects the transaction documentation of some portion of the Fund’s investments to include covenants and other structural protections, a portion of the Fund’s investments has been, and may continue to be, composed of so-called
“covenant-lite loans.” Generally, covenant-lite loans either do not have certain maintenance covenants that would require the issuer to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the issuer to change significantly its operations or to enter into other significant transactions that could affect its ability to repay such loans. Ownership of covenant-lite loans may expose the Fund to different risks, including with respect to liquidity, price volatility and ability to restructure loans, than is the case with loans that have financial maintenance covenants. As a result, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the issuer’s ability to comply with its obligations under the loan.
The Fund is Subject to Risks Associated with Investing in Equity.
The Fund may make certain equity investments. The value of these securities generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity of issuers whose performance diverges from the Adviser’s expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. Equity investments generally will not feature any structural or contractual protections or payments that the Fund may seek in connection with its debt investments. In addition, investments in equity may give rise to additional taxes and/or risks and the Fund may hold these investments through entities treated as corporations for U.S. federal income tax purposes or other taxable structures which may reduce the return from such investments.
The Fund is Subject to Risks Associated with Investing in Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock, in each case, until the convertible security matures or is redeemed, converted or exchanged. Because of their embedded equity component, the value of convertible securities is sensitive to changes in equity volatility and price and a decrease in equity volatility and price could result in a loss for the Fund. The debt characteristic of convertible securities also exposes the Fund to changes in interest rates and credit spreads. The value of the convertible securities may fall when interest rates rise or credit spreads widen. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective. The Fund’s exposure to these risks may be unhedged or only partially hedged.
The Fund is Subject to Risks Associated with Investing in Structured Credit Instruments.
The Fund has invested, and may continue to invest, in structured credit instruments. Structured securities are extremely complex and are subject to risks related to, among other things, changes in interest rates, the rate of defaults in the collateral pool, the exercise of redemption rights by more senior tranches and the possibility that a liquid market will not exist in when the Fund seeks to sell its interest in a structured security.
The Fund is Subject to Risks Associated with Assignments and Participations
. The Fund may acquire investments directly, by way of assignment or indirectly by way of participation. The purchaser of an assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the loan obligation. In contrast, participations acquired in a portion of a loan obligation held by a selling institution typically result in a contractual relationship only with such selling institution, not with the obligor. Therefore, holders of indirect participation interests are subject to additional risks not applicable to a holder of a direct assignment interest in a loan. In purchasing a participation, the Fund generally would have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such loan obligation, nor any rights of set-off
against the obligor, and the Fund may not directly benefit from the collateral supporting the loan obligation in which it has purchased the participation. As a result, the Fund would assume the credit risk of both the obligor and the selling institution, which would remain the legal owner of record of the applicable loan. In the event of the insolvency of the selling institution, the Fund may be treated as a general creditor of the selling institution in respect of the participation, may not benefit from any set-off
exercised by the selling institution against the obligor and may be subject to any set-off
exercised by the obligor against the selling institution. Assignments and participations are typically sold strictly without recourse to the selling institution, and the selling institution generally will make no representations or warranties about the underlying loan, the portfolio companies, the terms of the loans or any collateral securing the loans. Certain loans have restrictions on assignments and participations which may negatively impact the Fund’s ability to exit from all or part of its investment in a loan. In addition, if a participation interest is purchased from a selling institution that does not itself retain any portion of the applicable loan, such selling institution may have limited interests in monitoring the terms of the loan agreement and the continuing creditworthiness of the borrower.
The Fund is Subject to Risks Relating to Fraudulent Conveyances and Voidable Preferences by Issuers.
Under U.S. legal principles, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness (including a bankruptcy trustee), if a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness or for granting security, and that after giving effect to such indebtedness or such security, the issuer (a) was insolvent, (b) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (c) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate and avoid, in whole or in part, the obligation underlying an investment of the Fund as a constructive fraudulent conveyance. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence.
In addition, it is possible a court may invalidate, in whole or in part, the indebtedness underlying an investment of the Fund as a fraudulent conveyance, subordinate such indebtedness to existing or future creditors of the obligor or recover amounts previously paid by the obligor in satisfaction of such indebtedness. Moreover, in the event of the insolvency of an issuer of a portfolio company, payments made on its indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before the portfolio company becomes a debtor in a bankruptcy case.
Even if the Fund does not engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance or preference law, there can be no assurance as to whether any lending institution or other party from which the Fund may acquire such indebtedness, or any prior holder of such indebtedness, has not engaged in any such conduct (or any other conduct that would subject such indebtedness to disallowance or subordination under insolvency laws) and, if it did engage in such conduct, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund so that the Fund’s claim against the issuer would be disallowed or subordinated.
The Fund is Subject to Risks Related to Bankruptcy
.
One or more of the issuers of an investment held by the Fund may become involved in bankruptcy or similar proceedings. There are a number of significant risks inherent in the bankruptcy process. First, many events in a bankruptcy are adversarial and beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a court would not approve actions which may be contrary to the interests of the Fund. Reorganizations can be contentious and adversarial. Participants may use the threat of, as well as actual, litigation as a negotiating technique. Second, the duration of a bankruptcy case can only be roughly estimated. The bankruptcy process can involve substantial legal, professional and administrative costs to the company and the Fund, it is subject to unpredictable and lengthy delays, and during the process the company’s competitive position may erode, key management may depart and the company may not be able to invest adequately. In some cases, the company may not be able to reorganize and may be required to liquidate assets. Any of these factors may adversely affect the return on a creditor’s investment. Third, U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class. Fourth, in the early stages of the bankruptcy process it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be substantial. Fifth, a bankruptcy may result in creditors and equity holders losing their ranking and priority as such if they are considered to have taken over management and functional operating control of a debtor. Sixth, the Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case, and it is possible that such purchase may be disallowed by a court if it determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser.
Further, several judicial decisions in the United States have upheld the right of borrowers to sue lenders or bondholders on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender or bondholder has violated an implied or contractual duty of good faith and fair dealing owed to the borrower or issuer or has assumed a degree of control over the borrower or issuer resulting in the creation of a fiduciary duty owed to the borrower or issuer or its other creditors or shareholders. Because of the nature of certain of the investments, the Fund could be subject to allegations of lender liability. Because of the potential of HPS or its affiliates to have investments in several positions in the same, different or overlapping levels of a portfolio company’s capital structure, the Fund may be subject to claims from creditors of a portfolio company that the investments should be equitably subordinated to the payment of other obligations of the portfolio company by reason of the conduct of the Fund or HPS and its affiliates. In addition, under certain circumstances, a U.S. bankruptcy court could also recharacterize claims held by the Fund as equity interests, and thereby subject such claims to the lower priority afforded equity claims in certain restructuring scenarios.

The Fund is Subject to Risks Related to Exit Financing.
The Fund may invest in portfolio companies that are in the process of exiting, or that have recently exited, the bankruptcy process. Post-reorganization securities typically entail a higher degree of risk than investments in securities that have not undergone a reorganization or restructuring. Moreover, post-reorganization securities can be subject to heavy selling or downward pricing pressure after the completion of a bankruptcy reorganization or restructuring. If the Adviser’s evaluation of the anticipated outcome of an investment situation should prove incorrect, the Fund could experience a loss.
The Fund is Subject to Risks Related to Bankruptcy Involving
Non-U.S.
Companies.
Investment in the debt of financially distressed companies domiciled outside the United States involves additional risks. Bankruptcy law and process may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain, while other developing countries may have no bankruptcy laws enacted, adding further uncertainty to the process for reorganization.
The Fund is Subject to Risks Relating to Creditors’ Committee and/or Board Participation
.
In connection with some of the investments, the Fund may, but is not obligated to, seek representation on official and unofficial creditors’ committees and/or boards (or comparable governing bodies) of the portfolio companies. While such representation may enable the Adviser to enhance the value of the investments, it may also prevent the Fund from disposing of the investments in a timely and profitable manner, because serving on a creditors’ committee increases the possibility that the Fund will be deemed an “insider” or a “fiduciary” of the portfolio company. If the Adviser concludes that its obligations owed to the other parties as a committee or group member conflict with its duties owed to the Fund, it may resign from that committee or group, and the Fund may not realize the benefits, if any, of participation on the committee or group. If representation on a creditors’ committee or board causes the Fund, the Adviser or their respective affiliates to be deemed affiliates or related parties of the portfolio company, the securities of such portfolio company held by the Fund may become restricted securities, which are not freely tradable. Participation on a creditors’ committee and/or board representation may also subject the Fund to additional liability to which they would not otherwise be subject as an ordinary course, third-party investor. The Fund will indemnify the Adviser or any other person designated by the Adviser for claims arising from such board and/or committee representation, which could adversely affect the return on the investments. The Fund will attempt to balance the advantages and disadvantages of such representation when deciding whether and how to exercise its rights with respect to such portfolio companies, but changes in circumstances could produce adverse consequences in particular situations.
The Fund is Subject to Risks of Investments in Special Situations.
The Fund’s investments may involve investments in ‘event-driven’ special situations such as recapitalizations, spinoffs, corporate and financial restructurings, litigation or other liability impairments, turnarounds, management changes, consolidating industries and other catalyst-oriented situations. Investments in such securities are often difficult to analyze, have limited trading histories and have limited in-depth
research coverage and, therefore, may present an increased risk of loss to the Fund.
The Fund is Subject to Risks Associated with Real Estate.
The Fund may invest in mortgage-backed securities, individual mortgages and other real estate credit investments. Investments in mortgage-backed securities are subject to the risks applicable to the risks described above in “
–The Fund is Subject to Risks
Associated with Subordinated Debt Tranches
,” as well as the risks applicable to real estate investments generally. With respect to particular real estate credit investments, real estate debt instruments that are in default may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and/or a substantial write-down of the principal of such debt instruments. Even if a restructuring were successful, a risk exists that upon maturity of such real estate debt instrument, replacement “takeout” financing will not be available. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate debt instruments purchased by the Fund. The foreclosure process can be lengthy, uncertain and expensive. Real estate risks typically include fluctuations in the real estate markets, slowdown in demand for the purchase or rental of properties, changes in the relative popularity of property types and locations, the oversupply of a certain type of property, changes in regional, national and international economic conditions, adverse local market conditions, the financial conditions of tenants, buyers and sellers of properties, changes in building, environmental, zoning and other laws and other governmental rules and fiscal policies, changes in real property tax rates or the assessed values of the investments, changes in interest rates and the availability or terms of debt financing, changes in operating costs, risks due to dependence on cash flow, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, uninsured casualties, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, unavailability of or increased cost of certain types of insurance coverage, such as terrorism insurance, fluctuations in energy prices, acts of God, natural disasters and uninsurable losses, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are not within the control of the Adviser.
The Fund is Subject to Risks Associated with Investments in Portfolio Companies in Regulated Industries.
Certain industries are heavily regulated. The Fund may make loans to borrowers operating in industries that are subject to greater amounts of regulation than other industries generally. These more highly regulated industries may include, among others, energy and power, gaming and healthcare. Investments in borrowers that are subject to a high level of governmental regulation pose additional risks relative to loans to other companies generally. Changes in applicable laws or regulations, or in the interpretations of these laws and regulations, could result in increased compliance costs or the need for additional capital expenditures. If a portfolio company fails to comply with these requirements, it could also be subject to civil or criminal liability and the imposition of fines. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. Additionally, certain portfolio companies may have a unionized workforce or employees who are covered by a collective bargaining agreement, which could subject any such portfolio company’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a portfolio company’s operations and profitability could suffer if it experiences labor relations problems. A work stoppage at one or more of any such portfolio company’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally may bring scrutiny and attention to the Fund, which could adversely affect the Fund’s ability to implement its investment objective.
The Fund is Subject to Risks Associated with Investments in Original Issue Discount and
Payment-In-Kind
Instruments.
We have invested and expect to continue to invest in original issue discount or PIK instruments. To the extent that we invest in original issue discount or PIK instruments and the accretion of original issue discount or PIK interest income constitutes a portion of our income, we will be exposed to risks associated with the requirement to include such non-cash
income in taxable and accounting income prior to receipt of cash, including the following:

•
the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

•
original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

•
an election to defer PIK interest payments by adding them to the principal on such instruments increases our future investment income which increases our net assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

•
market prices of PIK instruments and other
zero-coupon
instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero-coupon
debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	the deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

•
even if the conditions for income accrual under accounting principles generally accepted in the United States (“GAAP”) are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

•
for accounting purposes, cash distributions to investors representing original issue discount income do not come from paid-in
capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the 1940 Act does not require that investors be given notice of this fact;

•
the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash
component of our investment company taxable income that may require cash distributions to shareholders in order to maintain our ability to maintain tax treatment as a RIC for U.S. federal income tax purposes; and

•	original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.
In addition, the part of the incentive fee payable by us that relates to our net investment income is computed and paid on income that may include interest that accrues prior to being received in cash, such as original issue discount, market discount, and income arising from debt instruments with PIK interest or zero-coupon
securities. If a portfolio company defaults on a loan that provides for such accrued interest, it is possible that accrued interest previously used in the calculation of the incentive fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income.
The Fund is Subject to Risks Arising from Entering into a TRS Agreement.
A total return swap (“TRS”) is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during a specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS effectively adds leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Because of the unique structure of a TRS, a TRS often offers lower financing costs than are offered through more traditional borrowing arrangements. For purposes of computing the Fund’s incentive fee on income and the incentive fee on capital gains, the calculation methodology looks through derivative financial instruments or swaps as if we owned the reference assets directly.
A TRS is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the TRS and the loans underlying the TRS. In addition, we may incur certain costs in connection with the TRS that could in the aggregate be significant. A TRS is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty.
The Fund is Subject to Risks Associated with Repurchase Agreements.
Subject to our investment objective and policies, we may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
The Fund is Subject to Risks Relating to Securities Lending Agreements.
We may from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions if our asset coverage, as defined in the 1940 Act, would at least equal 150% (equivalent to $2 of debt outstanding for each $1 of equity) immediately after each such loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to brokers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents (
e.g.
, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market
basis in an amount at least equal at all times to the market value of the securities lent. If the Fund enters into a securities lending arrangement, the Adviser, as part of its responsibilities under the Investment Advisory Agreement, will invest the Fund’s cash collateral in accordance with the Fund’s investment objective and strategies. The Fund will pay the borrower of the securities a fee based on the amount of the cash collateral posted in connection with the securities lending program. The borrower will pay to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent.
The Fund may invest the cash collateral received only in accordance with its investment objective, subject to the Fund’s agreement with the borrower of the securities. In the case of cash collateral, the Fund expects to pay a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for the Fund.
Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, will retain the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by the Fund in permissible investments.
The Fund is Subject to Risks Relating to Asset-Based Financing
.
The Fund has invested, and expects to continue investing, in asset-based loans with third-party investment funds (“Fund Issuers”) where such loans are directly or indirectly collateralized by the value or cash flows of one or more of a Fund Issuer’s assets, including the distributions the Fund Issuer expects to receive from its underlying investments in portfolio companies (“Underlying Portfolio Companies”). Any such financing may be secured by the value of the assets of the Fund Issuer, which may be determined by a third-party valuation firm or as reported by the Fund Issuer pursuant to its internal valuation policies or as otherwise agreed with such Fund Issuer. The assets of a Fund Issuer are subject to devaluation risk, as well as other risks, including credit, liquidity and interest rate changes. In many cases, the assets held by a Fund Issuer may be illiquid and, even following an exercise of remedies, they may be difficult to liquidate or sell, which could lead to a reduced recovery. Furthermore, certain assets constituting collateral may require consent of third parties to transfer or sell. Fund Issuer assets indirectly pledged to the Fund as collateral may be even more challenging to sell and in certain circumstances may only be able to be sold together with other assets which may be less attractive to potential buyers. In many cases, loans may also be subject to a “standstill” or similar provision that provides the Fund Issuer the ability to call capital from its investors or use other cure remedies prior to allowing the Fund to exercise remedies following an event of default, further delaying the Fund’s ability to take action. In addition, certain asset-based loans may be structured without mandatory prepayments or scheduled amortization. In this case, as long as any Fund Issuer is in compliance with the terms of the applicable asset-based loan and its organizational documents, such Fund Issuer may be permitted to make distributions to its investors and/or other equity holders, and the amount distributed will no longer be available to service or repay such asset-based loan.
Further, the Fund may invest in loans to Fund Issuers that are unsecured but linked to financial tests based upon the value or cash flows of one or more of such Fund Issuer’s assets (including Underlying Portfolio Companies) or the distributions realized by the Fund Issuer from such assets (including Underlying Portfolio Companies). Similar to the above, the assets held by such Fund Issuers may be largely illiquid and, if pledged as collateral, may require consents and other steps in order to be foreclosed upon and sold. In addition, the cash flows produced by the assets held by such Fund Issuer may be irregular and/or insufficient to repay any or all of the amounts outstanding under such asset-based loan.
If a Fund Issuer defaults under its asset-based loan, the Fund will have to determine whether to accelerate the amounts due under the loan or enter into a workout negotiation or restructuring with the Fund Issuer. A workout negotiation or restructuring may entail a substantial reduction in the interest rate, a substantial write-down of principal, and/or a substantial change to the terms, conditions and covenants of such loans. If a loan is accelerated, the Fund may have difficulties foreclosing and ultimately selling any pledged collateral, including an Underlying Portfolio Company. If any such collateral is sold, it is possible that the proceeds of such sale or disposition will not be equal to the amount of principal and interest owed to the Fund. On the other hand, if the Fund elects not to sell any of the assets of the Fund Issuer and instead decide to collect the cash flows from the Underlying Portfolio Companies or other assets of the Fund Issuer, the cash flows produced may be irregular and/or insufficient to repay any or all of the amounts outstanding under such asset-based loan. As a result, upon any non-performance
or default under any such asset-based loans made by the Fund, the Fund may fail to recover some or all of its capital and/or expected returns, even if the loans are collateralized.
In addition, the Fund’s asset-based loans may be subject to refinancing options, prepayment options or similar provisions that could result in the Fund Issuer repaying the principal on an obligation held by the Fund earlier than expected. As a consequence, if the Fund is not able to negotiate favorable prepayment premiums and/or non-call
periods, the Fund’s ability to achieve its investment objective may be affected.
Fund Issuers may also be permitted to issue additional indebtedness that would increase the overall leverage and fixed charges to which such Fund Issuers are subject. Such additional indebtedness could have structural or contractual priority, either as to specific collateral (including Underlying Portfolio Companies) or generally, over the ranking of the investment by the Fund. In the event of any default, restructuring or insolvency of any Underlying Portfolio Company or other assets pledged as collateral, the Fund could be subordinated to, or be required to share on a ratable basis, with any recoveries in favor of the holders of such other or additional indebtedness.
The Fund is Subject to Risks Relating to Portfolio Company Reputation.
If a portfolio company fails to at least maintain the strength and value of such portfolio company’s historic brand, its value is likely to decrease. A portfolio company’s success often depends on the value and strength of its brand. In such cases, the name of such portfolio company is integral to its business as well as to the implementation of its strategies for expanding its business. Maintaining, promoting and positioning such brand can depend largely on the success of marketing efforts and its ability to provide consistent, high quality merchandises, services and / or customer experience. A portfolio company’s brand could be adversely affected if it fails to achieve these objectives or if its public image or reputation were to be tarnished by negative
publicity. Any of these events could result in decreases in value of the Fund’s investments in a portfolio company.

Risks Relating to Certain Regulatory Matters
The Fund is Subject to Risks Relating to Regulations Governing the Fund’s Operation as a BDC.
The Fund will not generally be able to issue and sell its Common Shares at a price below net asset value per share. The Fund may, however, sell Common Shares, or warrants, options or rights to acquire the Fund’s Common Shares, at a price below the then-current net asset value per share of the Fund’s Common Shares if the Fund’s Board determines that such sale is in the Fund’s best interests, and if investors approve such sale. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Fund’s Board, closely approximates the market value of such securities (less any distributing commission or discount). If the Fund raises additional funds by issuing Common Shares or senior securities convertible into, or exchangeable for, its Common Shares, then the percentage ownership of investors at that time will decrease, and investors may experience dilution.
The Fund Must Invest a Sufficient Portion of Assets in Qualifying Assets.
The Fund may not acquire any assets other than “qualifying assets” unless, at the time of and after giving effect to such acquisition, at least 70% of the Fund’s total assets are qualifying assets.
The Fund believes that most of the investments that it may acquire in the future will constitute qualifying assets. However, the Fund may be precluded from investing in what it believes to be attractive investments if such investments are not qualifying assets for purposes of the 1940 Act. If the Fund does not invest a sufficient portion of its assets in qualifying assets, it could violate the 1940 Act provisions applicable to BDCs. As a result of such violation, specific rules under the 1940 Act could prevent the Fund, for example, from making follow-on
investments in existing portfolio companies (which could result in the dilution of its position) or could require the Fund to dispose of investments at inappropriate times in order to come into compliance with the 1940 Act. If the Fund needs to dispose of such investments quickly, it could be difficult to dispose of such investments on favorable terms. The Fund may not be able to find a buyer for such investments and, even if a buyer is found, the Fund may have to sell the investments at a substantial loss. Any such outcomes would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
If the Fund does not maintain its status as a BDC, it would be subject to regulation as a registered closed-end
management investment company under the 1940 Act. As a registered closed-end
management investment company, the Fund would be subject to substantially more regulatory restrictions under the 1940 Act which would significantly decrease its operating flexibility.
As a Public Company, We Are Subject to Regulations Not Applicable to Private Companies, Such as Provisions of the Sarbanes-Oxley Act. Efforts to Comply With Such Regulations Will Involve Significant Expenditures, and
Non-Compliance
With Such Regulations May Adversely Affect Us
.
As a public company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Following the transition period established by rules of the SEC, our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until there is a public market for our shares, which is not expected to occur.

New or Modified Laws or Regulations Governing Our Operations May Adversely Affect Our Business.
The Fund’s portfolio companies and the Fund are subject to regulation by laws at the U.S. federal, state, and local levels. These laws and regulations, as well as their interpretation, may change from time to time, including as the result of interpretive guidance or other directives from the U.S. President and others in the executive branch, and new laws, regulations, and interpretations may also come into effect. Any such new or changed laws or regulations could have a material adverse effect on the Fund’s business. The effects of such laws and regulations on the financial services industry will depend, in large part, upon the extent to which regulators exercise the authority granted to them and the approaches taken in implementing regulations.
Future legislative and regulatory proposals directed at the financial services industry that are proposed or pending in the U.S. Congress may negatively impact the operations, cash flows or financial condition of the Fund or its portfolio companies, impose additional costs on portfolio companies or the Fund intensify the regulatory supervision of the Fund or its portfolio companies or otherwise adversely affect the Fund’s business or the business of its portfolio companies. Laws that apply to the Fund, either now or in the future, are often highly complex and may include licensing requirements. The licensing process can be lengthy and can be expected to subject the Fund to increased regulatory oversight. Failure, even if unintentional, to comply fully with applicable laws may result in sanctions, fines, or limitations on the ability of the Fund or the Adviser to do business in the relevant jurisdiction or to procure required licenses in other jurisdictions, all of which could have a material adverse effect on the Fund. In addition, if the Fund does not comply with applicable laws and regulations, it could lose any licenses that it then holds for the conduct of its business and may be subject to civil fines and criminal penalties.
Additionally, changes to the laws and regulations governing Fund operations, including those associated with RICs, may cause the Fund to alter its investment strategy in order to avail itself of new or different opportunities or result in the imposition of corporate-level taxes on us. Such changes could result in material differences to the Fund’s strategies and plans and may shift the Fund’s investment focus from the areas of expertise of the Adviser to other types of investments in which the Adviser may have little or no expertise or experience. Any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of an investor’s investment. If the Fund invests in commodity interests in the future, the Adviser may determine not to use investment strategies that trigger additional regulation by the CFTC or may determine to operate subject to CFTC regulation, if applicable. If the Adviser or the Fund were to operate subject to CFTC regulation, the Fund may incur additional expenses and would be subject to additional regulation.
In addition, certain regulations applicable to debt securitizations implementing credit risk retention requirements that have taken effect in both the U.S. and in Europe may adversely affect or prevent the Fund from entering into securitization transactions. These risk retention rules will increase the Fund’s cost of funds under, or may prevent the Fund from completing, future securitization transactions. In particular, the U.S. Risk Retention Rules require the sponsor (directly or through a majority-owned affiliate) of a debt securitization, such as CLOs, in the absence of an exemption, to retain an economic interest in the credit risk of the assets being securitized in the form of an eligible horizontal residual interest, an eligible vertical interest, or a combination thereof, in accordance with the requirements of the U.S. Risk Retention Rules. Given the more attractive financing costs associated with these types of debt securitizations as opposed to other types of financing available (such as traditional senior secured facilities), this increases our financing costs, which increases the financing costs ultimately borne by the Fund’s shareholders.
Over the last several years, there also has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank
financial sector will be subject to new regulation. While it cannot be known at this time whether any regulation will be implemented or what form it will take, increased regulation of non-bank
credit extension could negatively impact our operations, cash flows or financial condition, impose additional costs on us, intensify the regulatory supervision of the Fund or otherwise adversely affect the Fund’s business, financial condition and results of operations.

We Are Subject to Risks Related to Corporate Social Responsibility.
Our business faces increasing public scrutiny related to environmental, social and governance (“ESG”) activities. A variety of organizations measure the performance of companies on ESG topics, and the results of these assessments are widely publicized. In addition, investment in funds that specialize in investing in companies that perform well in such assessments are increasingly popular, and major institutional investors have publicly emphasized the importance of such ESG measures to their investment decisions.
Our brand and reputation may be negatively impacted if we fail to act responsibly in a number of areas, such as considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand and our relationships with shareholders, which could adversely affect our business and results of operations.
Additionally, new regulatory initiatives related to ESG could adversely affect our business. The SEC has proposed rules that, in addition to other matters, would establish a framework for reporting of climate-related risks. For example, the SEC has announced that it may require disclosure of certain
ESG-related
matters. There is a risk that a significant reorientation in the market following the implementation of these and further measures could be adverse to our portfolio companies if they are perceived to be less valuable as a consequence of, for example, their carbon footprint or “greenwashing” (
i.e.
, the holding out of a product as having green or sustainable characteristics where this is not, in fact, the case). We are, and our portfolio companies may be, or could in the future become subject to the risk that similar measures might be introduced in other jurisdictions in the future. At this time, there is uncertainty regarding the scope of such proposals or when they would become effective (if at all). Compliance with any new laws or regulations increases our regulatory burden and could make compliance more difficult and expensive, affect the manner in which we or our portfolio companies conduct our businesses and adversely affect our profitability. On the other hand, certain state governments have begun to challenge the use of ESG factors in investment decisions, potentially setting up conflicting standards for the Fund to address.
Changes to the Dodd-Frank Act May Adversely Impact the Fund.
The enactment of the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and other financial regulations curtailed certain investment activities of U.S. banks. As a result, alternative providers of capital (such as the Fund) were able to access certain investment opportunities on a larger scale. If the restrictions under the Dodd-Frank Act are curtailed or repealed, banks may be subject to fewer restrictions on their investment activities, thereby increasing competition with the Fund for potential investment opportunities. As a result, any changes to the Dodd-Frank Act may adversely impact the Fund.
CFIUS
 & National Security/Investment Clearance Considerations.
Certain transactions by the Fund that involve the acquisition or sale of a business connected with or related to national security or critical infrastructure may be subject to review and approval by the U.S. Committee on Foreign Investment in the United States (“CFIUS”) and/or
non-U.S.
national security/investment clearance regulators depending on the beneficial ownership and control of interests in the entity purchasing such business, including with respect to CFIUS, where a co-investor
or other partner is a “foreign person” under applicable regulations. Certain of the Fund’s investors are expected to be “foreign persons,” and in the aggregate, may comprise a substantial portion of the Fund’s subscriptions, which may increase the risks of an investment being subject to CFIUS’ jurisdiction and the likelihood of CFIUS imposing restrictions on an investment. CFIUS agency practice is evolving rapidly, and CFIUS exercises substantial discretion in deciding how to interpret, apply and enforce the implementation of regulations. As a result, there can be no guarantee that investments by the Fund will not be reviewable by CFIUS and/or
non-U.S.
national security/investment clearance regulators or that CFIUS and/or
non-U.S.
national security/investment clearance regulators will not seek to evaluate the Fund’s investment activities. In the event that CFIUS or another regulator reviews – or would be expected to review – one or more of the proposed or existing investments of the Fund, there can be no assurances that the Adviser and/or its affiliates will be able to maintain, or proceed with, such transactions on terms acceptable to Adviser and/or its affiliates, or that such investment would be allocated to, or consummated by, the Fund rather than to one or more clients of the Adviser and/or its affiliates. CFIUS or another regulator may seek to impose limitations on or prohibit all or a portion of the transaction. Such limitations or restrictions may prevent the Fund from (i) maintaining or pursuing investments, (ii) disposing of investments, which could adversely affect the performance of the Fund and/or (iii) disclosing all information regarding certain transactions to all the Fund’s investors.
Beginning on January 2, 2025, the U.S. Department of the Treasury’s Outbound Investment Security Program went into effect, which prohibits or requires notification of certain types of outbound investments by U.S. persons into certain entities located in or subject to the jurisdiction of China, Hong Kong, and Macau (as well as certain entities subject to Chinese ownership or control) that are engaged in the development of certain national security technologies and products (presently, certain semiconductors and microelectronics, quantum information technologies, and artificial intelligence technologies), as well as any other countries that are or may be designated under the program’s regulations. Together, these regulations may affect the Fund’s business and operations. In the event that CFIUS, the U.S. Department of Treasury administering the Outbound Investment Security Program, or a
non-U.S.
national security/investment clearance regulator reviews one or more of the proposed or existing investments of the Fund, there can be no assurances that the Fund will be able to maintain, or proceed with, such transactions on terms acceptable to the Adviser and/or its affiliates. Such regulator may seek to impose limitations on or prohibit all or a portion of the transaction. Such limitations or restrictions may prevent the Fund from (i) maintaining or pursuing investments in certain jurisdictions and/or (ii) disposing of investments already made in such jurisdictions, or may increase the cost and time associated with such activities, which could adversely affect the performance of our investment vehicles and in turn adversely affect our profitability.
The Fund is Subject to Risks Relating to
Pay-to-Play
Laws, Regulations and Policies.
Many states, their subdivisions and associated pension plans have adopted so-called
“pay-to-play”
laws, rules, regulations or policies which prohibit, restrict or require disclosure of payments to, and/or certain contacts with, certain politicians or officials associated with public entities by individuals and entities seeking to do business with related entities, including seeking investments by public retirement funds in collective investment funds such as the Fund. The SEC also has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation with respect to a government plan investor for two years after the adviser or certain of its executives or employees makes a contribution to certain elected officials or candidates for certain elected offices. If the Adviser, its affiliates or their respective employees or affiliates violate such pay-to-play
laws, rules, regulations or policies, such
non-compliance
could have an adverse effect on the Fund.
The Fund is Subject to Risks Relating to Government Policies, Changes in Laws, and International Trade.
Governmental regulatory activity, especially that of the Board of Governors of the U.S. Federal Reserve System, may have a significant effect on interest rates and on the economy generally, which in turn may affect the price of the securities in which the Fund plans to invest. High interest rates, the imposition of credit controls or other restraints on the financing of takeovers or other acquisitions could diminish the number of merger tender offers, exchange offers or other acquisitions, and as a consequence have a materially adverse effect on the activities of the Fund. Moreover, changes in U.S. federal, state, and local tax laws, U.S. federal or state securities and bankruptcy laws or in accounting standards may make corporate acquisitions or restructurings less desirable or make risk arbitrage less profitable. Amendments to the U.S. Bankruptcy Code or other relevant laws could also alter an expected outcome or introduce greater uncertainty regarding the likely outcome of an investment situation.
In addition, governmental policies, including any changes (or uncertainty around future changes) to international trade agreements, tariffs and related regulations may adversely affect the business operations and performance of the Fund and its portfolio companies. These governmental policies could depress economic activity and restrict our portfolio companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact our business. Prospective shareholders should realize that any significant changes in governmental policies (including tariffs and other policies involving international trade) could have a material adverse impact on the Fund and its investments.

The Fund is Subject to Risks Relating to General Data Protection Regulations.
In Europe, the General Data Protection Regulation (“GDPR”) was made effective on May 25, 2018, introducing substantial changes to current European privacy laws. It has superseded the existing Data Protection Directive, which is the key European legislation governing the use of personal data relating to living individuals. The GDPR provides enhanced rights to individuals with respect to the privacy of their personal data and applies not only to organizations with a presence in the European Union which use or hold data relating to living individuals, but also to those organizations that offer services to individual European Union investors. In addition, although regulatory behavior and penalties under the GDPR remain an area of considerable scrutiny, it does increase the sanctions for serious breaches to the greater of €20 million or 4% of worldwide revenue, the impact of which could be significant. Compliance with the GDPR may require additional measures, including updating policies and procedures and reviewing relevant IT systems, which may create additional costs and expenses for the Fund and therefore the shareholders. The Fund may have indemnification obligations in respect of, or be required to pay the expenses relating to, any litigation or action as a result of any purported breach of the GDPR. Shareholders other than individuals in the European Union may not be afforded the protections of the GDPR.
The Fund is Subject to Risks Arising from Potential Controlled Group Liability.
Under certain circumstances it would be possible for the Fund, along with its affiliates, to obtain a controlling interest (
i.e.
, 80% or more) in certain portfolio companies. This could occur, for example, in connection with a work out of the portfolio company’s debt obligations or a restructuring of the portfolio company’s capital structure. Based on recent federal court decisions, there is a risk that the Fund (along with its affiliates) would be treated as engaged in a “trade or business” for purposes of ERISA’s controlled group rules. In such an event, the Fund could be jointly and severally liable for a portfolio company’s liabilities with respect to the underfunding of any pension plans which such portfolio company sponsors or to which it contributes. If the portfolio company were not able to satisfy those liabilities, they could become the responsibility of the Fund, causing it to incur potentially significant, unexpected liabilities for which reserves were not established.
The Fund is Subject to Risks Arising from Compliance with the SEC’s Regulation Best Interest
. Broker-dealers must comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when recommending to a retail customer any securities transaction or investment strategy involving securities to a retail customer. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonably available alternatives in the best interests of their clients. There are likely alternatives to us that are reasonably available to you, through your broker or otherwise, and those alternatives may be less costly or have a lower investment risk. Among other alternatives, listed BDCs may be reasonable alternatives to an investment in our Common Shares, and may feature characteristics like lower cost, less complexity, and lesser or different risks. Investments in listed securities also often involve nominal or zero commissions at the time of initial purchase. The impact of Regulation Best Interest on broker-dealers participating in our offering cannot be determined at this time, but it may negatively impact whether broker-dealers and their associated persons recommend this offering to retail customers. If Regulation Best Interest reduces our ability to raise capital in this offering, it would harm our ability to create a diversified portfolio of investments and achieve our investment objective and would result in our fixed operating costs representing a larger percentage of our gross income.
Risks Related to the HPS/BlackRock Transaction
The HPS/BlackRock Transaction.
On July 1, 2025, BlackRock acquired
100
% of the business and assets of HPS. There is no guarantee that HPS will be able to successfully transition, maintain and continue to build its business as part of BlackRock or that HPS and BlackRock will be able to successfully integrate their business operations. In particular, as with any change in ownership, HPS is subject to substantial risks, including with respect to the long-term retention of key employees, the successful consolidation of corporate, technological and administrative infrastructures and the retention of existing business and operational relationships. It is possible that employees involved in the operation of HPS may not continue on a long-term basis with BlackRock and the operations and business relationships of HPS may be disrupted. The integration of HPS into BlackRock will be a complex, costly and time-consuming process and if HPS experiences difficulties in this process, the anticipated benefits of the HPS/BlackRock Transaction may not be realized fully or at all, or it may take longer to realize than expected, which could have an adverse effect on HPS for an undetermined period. As part of the integration of HPS into BlackRock, HPS will implement various BlackRock policies and procedures, administrative systems and technical applications. Each of these changes may impact the operation of the Fund. While the Adviser will seek to minimize any disruptions, delays or changes to the investor experience as part of the integration, there is no guarantee it will be able to do so. In addition, there can be no assurances that HPS and BlackRock will realize operating efficiencies, synergies and other benefits from the HPS/BlackRock Transaction, and a failure to obtain such synergies may adversely affect the operations of HPS. Some factors related to the integration of the businesses are outside of HPS’s control, and any of them could result in delays, increased costs, decreases in the amount of potential revenues or synergies and diversion of management’s time and energy, which could materially affect HPS’s financial position, results of operations, and cash flows. In the event that the HPS/BlackRock Transaction has an adverse impact on HPS, including for the foregoing reasons, the operations of the Fund may be adversely affected.
BlackRock is one of the largest and most diverse financial institutions in the world. As a result, it currently has, and may in the future have, other business units that compete with HPS or seek investment opportunities that are appropriate for the Fund, and it has policies and procedures that may limit or otherwise impact the operations of HPS and/or the Fund. Further, certain issuers of potential investments for the Fund may prefer to work with a smaller or independent sponsor, which may adversely affect HPS’s ability to attract new investment opportunities for the Fund. Please see “
Conflicts of Interest-BlackRock’s Activities
” below.
HPS believes that investors will benefit from the combination of BlackRock’s and HPS’s capabilities; however, there are certain potential conflicts of interest that will arise as a result of the ownership of HPS by BlackRock. For a discussion of certain risks and conflicts of interest relating to the investment advisory, management and other activities of BlackRock Financial Management, Inc. as well as certain other affiliated registered investment adviser subsidiaries of BlackRock, Inc., please refer to Part 2A of the Form ADV for BlackRock Financial Management, Inc., which shareholders are urged to read and which is available at http://www.adviserinfo.sec.gov/Firm/107105.
As further described in “
Conflicts of Interest-Relationship among the Fund, the Adviser and the Investment Team
” investors should be aware that the Affiliated Group now includes BlackRock (including its subsidiaries and other affiliated entities, funds and accounts).
Federal Income Tax Risks
The Fund is Subject to RIC Qualification Risks
. To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
The Fund May Experience Difficulty with Paying Required Distributions
. For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon
securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus may become subject to corporate-level income tax. The resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
Some Investments May be Subject to Corporate-Level Income Tax
. We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Certain Portfolio Investments May Present Special Tax Issues
. We have and continue to expect to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues. U.S. federal income tax rules are not entirely clear about certain issues related to such investments such as when we may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by us, to the extent necessary, to distribute sufficient income to preserve our tax status as a RIC and minimize the extent to which we are subject to U.S. federal income or excise tax.
Legislative or Regulatory Tax Changes Could Adversely Affect Investors
. At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. The likelihood of any new legislation being enacted is uncertain. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us and/or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our shares or the value or the resale potential of our investments.
The foregoing list of risk factors does not purport to be a complete enumeration or explanation of the risks involved in an investment in a Fund. Each prospective shareholder should read this entire registration statement and consult with its advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program develops and changes over time, an investment in the Fund may be subject to additional and different risk factors.

Effects of Leverage [Text Block]
The following table illustrates the effect on return to a holder of our Common Shares of the leverage created by our use of borrowing at the weighted average stated interest rate of 5.96% (including deferred financing costs, deferred issuance costs, original issue discounts and unused fees) as of December 31, 2025, together with (a) our total value of net assets as of December 31, 2025; (b) approximately $12,989.7 million in aggregate principal amount of indebtedness outstanding as of December 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%.

	Assumed Return on Portfolio (Net of Expenses) (1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders (2)	(27.37)%	(16.80)%	(6.22)%	4.35%	14.93%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

(2)
In order to compute the “Corresponding Return to Common Shareholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at December 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 5.96% by the approximately $12,989.7 million of principal debt outstanding) is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of our net assets as of December 31, 2025 to determine the “Corresponding Return to Common Shareholders.”

Effects of Leverage [Table Text Block]

	Assumed Return on Portfolio (Net of Expenses) (1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders (2)	(27.37)%	(16.80)%	(6.22)%	4.35%	14.93%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

(2)
In order to compute the “Corresponding Return to Common Shareholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at December 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 5.96% by the approximately $12,989.7 million of principal debt outstanding) is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of our net assets as of December 31, 2025 to determine the “Corresponding Return to Common Shareholders.”

Return at Minus Ten [Percent]	[1]	(27.37%)
Return at Minus Five [Percent]	[1]	(16.80%)
Return at Zero [Percent]	[1]	(6.22%)
Return at Plus Five [Percent]	[1]	4.35%
Return at Plus Ten [Percent]	[1]	14.93%
Effects of Leverage, Purpose [Text Block]		The following table illustrates the effect on return to a holder of our Common Shares of the leverage created by our use of borrowing at the weighted average stated interest rate of 5.96% (including deferred financing costs, deferred issuance costs, original issue discounts and unused fees) as of December 31, 2025, together with (a) our total value of net assets as of December 31, 2025; (b) approximately $12,989.7 million in aggregate principal amount of indebtedness outstanding as of December 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR COMMON SHARES
The following description is based on relevant portions of Delaware law and on our Declaration of Trust and Bylaws. This summary is not necessarily complete, and we refer you to Delaware law, our Declaration of Trust and our Bylaws for a more detailed description of the provisions summarized below.
General
The terms of the Declaration of Trust authorize an unlimited number of Common Shares of any class, par value $0.01 per share, of which 526,184,942 shares were outstanding as of March 10, 2026, and an unlimited number of shares of preferred shares, par value $0.01 per share. The Declaration of Trust provides that the Board may classify or reclassify any unissued Common Shares into one or more classes or series of Common Shares or preferred shares by setting or changing the preferences, conversion or other rights, voting powers, restrictions, or limitations as to dividends, qualifications, or terms or conditions of redemption of the shares. There is currently no market for our Common Shares, and we can offer no assurances that a market for our shares will develop in the future. We do not intend for the shares offered under this prospectus to be listed on any national securities exchange. There are no outstanding options or warrants to purchase our shares. No shares have been authorized for issuance under any equity compensation plans. Under the terms of our Declaration of Trust, shareholders shall be entitled to the same limited liability extended to shareholders of private Delaware for profit corporations formed under the Delaware General Corporation Law, 8 Del. C. § 100, et. seq. Our Declaration of Trust provides that no shareholder shall be liable for any debt, claim, demand, judgment or obligation of any kind of, against or with respect to us by reason of being a shareholder, nor shall any shareholder be subject to any personal liability whatsoever, in tort, contract or otherwise, to any person in connection with the Fund’s assets or the affairs of the Fund by reason of being a shareholder.
None of our shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Fund or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Board in setting the terms of any class or series of Common Shares or as provided in connection with a roll-up
transaction pursuant to the Declaration of Trust, no shareholder shall be entitled to exercise appraisal rights in connection with any transaction.
Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as of March 10, 2026
Class S	Unlimited	—	34,240,616
Class D	Unlimited	—	46,241,677
Class I	Unlimited	—	212,021,393
Class F	Unlimited	—	233,681,256
Common Shares
Under the terms of our Declaration of Trust, all Common Shares have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends and distributions may be paid to the holders of our Common Shares if, as and when authorized by our Board and declared by us out of funds legally available therefore. Except as may be provided by our Board in setting the terms of classified or reclassified shares or as may otherwise be provided by contract approved by the Board, our Common Shares have no preemptive, exchange, conversion, appraisal or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract and except that, in order to avoid the possibility that our assets could be treated as “plan assets,” we may require any person proposing to acquire Common Shares to furnish such information as may be necessary to determine whether such person is a benefit plan investor or a controlling person, restrict or prohibit transfers of such shares or redeem any outstanding shares for such price and on such other terms and conditions as may be determined by or at the direction of the Board. In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata
in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time. Subject to the rights of holders of any other class or series of shares, each share of our Common Shares is entitled to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. Except as may be provided by the Board in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of our Common Shares possess exclusive voting power. There will be no cumulative voting in the election of Trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect Trustees, each Trustee will be elected by a plurality of the votes cast with respect to such Trustee’s election except in the case of a “contested election” (as defined in our Bylaws), in which case Trustees will be elected by a majority of the votes cast in the contested election of Trustees; provided that, if the Fund is unable to achieve the quorum specified in the Bylaws, the incumbent Trustee, if any, shall retain their position. The Fund shall, within six months of the meeting whereat the Fund determined that the requisite quorum had not been achieved, either (i) reconvene an adjourned meeting consistent with the limitations under our Bylaws or (ii) hold a special meeting of shareholders to vote on any Trustee who has retained their position as a result of the failure to achieve a quorum. Pursuant to our Declaration of Trust, our Board may amend the Bylaws to alter the vote required to elect Trustees.
Class I Shares
No upfront selling commissions are paid for sales of any Class I shares; however, if you purchase Class I shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 2.0% cap on NAV for Class I shares. Class I shares are subject to a minimum initial investment of $1,000,000, which is waived or reduced by the Managing Dealer to $10,000 or less for certain investors as described below under “Plan of Distribution.” All subsequent purchases of Class I shares, except for those made under our distribution reinvestment plan, are subject to a minimum investment size of $500 per transaction. The Managing Dealer can waive the initial or subsequent minimum investment at its discretion.
No shareholder servicing and/or distribution fees are paid for sales of any Class I shares.
Class I shares are generally available for purchase in the offering only (1) through fee-based
programs, also known as wrap accounts, sponsored by participating brokers or other intermediaries that provide access to Class I shares, (2) by endowments, foundations, pension funds and other institutional investors, (3) through participating brokers that have alternative fee arrangements with their clients to provide access to Class I shares, (4) through transaction/brokerage platforms at participating brokers, (5) by our executive officers and Trustees and their immediate family members, as well as officers and employees of the Adviser or other affiliates and their immediate family members, and, if approved by our Board, joint venture partners, consultants and other service providers, or (6) by other categories of investors that we name in an amendment or supplement to this prospectus. In certain cases, where a holder of Class D, Class F or Class S shares exits a relationship with a participating broker for the offering and does not enter into a new relationship with a participating broker for the offering, such holder’s shares may be exchanged into an equivalent NAV amount of Class I shares. We may also offer Class I shares to certain feeder vehicles primarily created to hold our Class I shares, which in turn offer interests in themselves to investors; we expect to conduct such offerings pursuant to exceptions to registration under the Securities Act and not as a part of the offering. Such feeder vehicles may have additional costs and expenses, which would be disclosed in connection with the offering of their interests. We may also offer Class I shares to other investment vehicles.
Without limiting the foregoing, the Managing Dealer waives or reduces to $10,000 or less Class I investment minimums for purchases: (1) through fee-based
programs, also known as wrap accounts, sponsored

by participating brokers or other intermediaries that provide access to Class I shares, (2) through participating brokers that have alternative fee arrangements with their clients to provide access to Class I shares, (3) through transaction/brokerage platforms at participating brokers, (4) by our executive officers and Trustees and their immediate family members, as well as officers and employees of the Adviser or other affiliates and their immediate family members, and, if approved by our Board, joint venture partners, consultants and other service providers, and (5) by other categories of investors that we name in an amendment or supplement to this prospectus. The foregoing categories of investors who are granted waivers or reductions by the Managing Dealer from the Class I investment minimums include investors described in the foregoing sentence who make purchases for eligible retirement plans and IRAs. Waivers and reductions are subject to the terms and conditions of agreements that the Managing Dealer enters into with participating intermediaries, as applicable.
Class D Shares
No upfront selling commissions are paid for sales of any Class D shares; however, if you purchase Class D shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 2.0% cap on NAV for Class D shares. Class D shares are subject to a minimum initial investment of $2,500. All subsequent purchases of Class D shares, except for those made under our distribution reinvestment plan, are subject to a minimum investment size of $500 per transaction. The Managing Dealer can waive the initial or subsequent minimum investment at its discretion.
We pay the Managing Dealer selling commissions over time as a shareholder servicing fee with respect to our outstanding Class D shares equal to 0.25% per annum of the aggregate NAV of all our outstanding Class D shares, including any Class D shares issued pursuant to our distribution reinvestment plan. The shareholder servicing fees are paid monthly in arrears. The Managing Dealer reallows (pays) all or a portion of the shareholder servicing fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing fees to the extent a broker is not eligible to receive it for failure to provide such services.
Class D shares are generally available for purchase in the offering only (1) through fee-based
programs, also known as wrap accounts, sponsored by participating brokers or other intermediaries that provide access to Class D shares, (2) through participating brokers that have alternative fee arrangements with their clients to provide access to Class D shares, (3) through transaction/ brokerage platforms at participating brokers, (4) through certain registered investment advisers, (5) through bank trust departments or any other organization or person authorized to act in a fiduciary capacity for its clients or customers or (6) by other categories of investors that we name in an amendment or supplement to this prospectus.
Class F Shares
No upfront selling commissions are paid for sales of any Class F shares; however, if you purchase Class F shares from the Founding Distributor, it may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as it may determine, provided that it limits such charges to a 2.0% cap on NAV for Class F shares. Class F shares are subject to a minimum initial investment of $2,500. All subsequent purchases of Class F shares, except for those made under our distribution reinvestment plan, are subject to a minimum investment size of $500 per transaction. The Managing Dealer can waive the initial or subsequent minimum investment at its discretion.
We pay the Managing Dealer selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class F shares equal to 0.50% per annum of the aggregate NAV of our outstanding Class F shares, including any Class F shares issued pursuant to our distribution reinvestment plan.
Class F shares are generally available for purchase in the offering only by the Founding Distributor. In this context, Class F Shares can be purchased (1) through fee-based
programs, also known as wrap accounts,

sponsored by the Founding Distributor, (2) in instances where the Founding Distributor has alternative fee arrangements with its clients to provide access to Class F shares, (3) through transaction/brokerage platforms at the Founding Distributor, or (4) by other categories of investors that we name in an amendment or supplement to this prospectus.
Class S Shares
No upfront selling commissions are paid for sales of any Class S shares; however, if you purchase Class S shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 3.5% cap on NAV for Class S shares. Class S shares are subject to a minimum initial investment of $2,500. All subsequent purchases of Class S shares, except for those made under our distribution reinvestment plan, are subject to a minimum investment size of $500 per transaction. The Managing Dealer can waive the initial or subsequent minimum investment at its discretion.
We pay the Managing Dealer selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class S shares equal to 0.85% per annum of the aggregate NAV of our outstanding Class S shares, including any Class S shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Managing Dealer reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.
Other Terms of Common Shares
We will cease paying the shareholder servicing and/or distribution fee on the Class S shares, Class D shares and Class F shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, as required by exemptive relief that allows us to offer multiple classes of shares, at the end of the month in which the Managing Dealer in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to any single share held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such share (or a lower limit as determined by the Managing Dealer and the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on either (i) each such share that would exceed such limit or (ii) all Class S shares, Class D shares and Class F shares in such shareholder’s account. We may modify this requirement if permitted by applicable exemptive relief. At the end of such month, the applicable Class S shares, Class D shares or Class F shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S, Class D or Class F shares. In addition, immediately before any liquidation, dissolution or winding up, each Class S share, Class D share and Class F share will automatically convert into a number of Class I shares (including any fractional shares) with an equivalent NAV as such share.
Preferred Shares
This offering does not include an offering of preferred shares. However, under the terms of the Declaration of Trust, our Board may authorize us to issue preferred shares in one or more classes or series without shareholder approval, to the extent permitted by the 1940 Act. The Board has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares. We do not currently anticipate issuing preferred shares in the near future. In the event we issue preferred shares, we will make any required disclosure to shareholders. We will not offer preferred shares to the Adviser or our affiliates except on the same terms as offered to all other shareholders.
Preferred shares could be issued with terms that would adversely affect the shareholders, provided that we may not issue any preferred shares that would limit or subordinate the voting rights of holders of our Common Shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to common shares and before any purchase of common shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred shares, if any are issued, must be entitled as a class voting separately to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.
The issuance of any preferred shares must be approved by a majority of our Independent Trustees not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel or to independent legal counsel.

Outstanding Securities [Table Text Block]
Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as of March 10, 2026
Class S	Unlimited	—	34,240,616
Class D	Unlimited	—	46,241,677
Class I	Unlimited	—	212,021,393
Class F	Unlimited	—	233,681,256

Risks Relating to the Funds Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Fund’s Business and Structure
The Fund Has Limited Operating History.
The Fund is a
non-diversified,
closed-end
management investment company that has elected to be regulated as a BDC with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the results achieved by similar strategies managed by HPS or its affiliates will be achieved for the Fund. Past performance should not be relied upon as an indication of future results. Moreover, the Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objective and that the value of an investor’s investment could decline substantially or that the investor will suffer a complete loss of its investment in the Fund.
Prior to the commencement of the Fund’s operations, the Adviser and the members of the Investment Team had no prior experience managing a BDC, and the investment philosophy and techniques used by the Adviser to manage a BDC may differ from the investment philosophy and techniques previously employed by the Adviser, its affiliates, and the members of the Investment Team in identifying and managing past investments. In addition, the 1940 Act and the Code impose numerous constraints on the operations of BDCs and RICs that do not apply to the other types of investment vehicles. For example, under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of qualifying U.S. private companies or thinly traded public companies, cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment. The Adviser’s and the members of the Investment Team’s limited experience in managing a portfolio of assets under such constraints may hinder their respective ability to take advantage of attractive investment opportunities and, as a result, achieve the Fund’s investment objective.
The Fund May Not be Able to Meet its Investment Objective.
The Adviser cannot provide assurances that it will be able to identify, choose, make or realize investments of the type targeted for the Fund. There is also no guarantee that the Adviser will be able to source attractive investments for the Fund within a reasonable period of time. There can be no assurance that the Fund will be able to generate returns for the investors or that returns will be commensurate with the risks of the investments. The Fund may not be able to achieve its investment objective and investors may lose some or all of their invested capital. The failure by the Fund to obtain indebtedness on favorable terms or in the desired amount will adversely affect the returns realized by the Fund and impair the Fund’s ability to achieve its investment objective.
The Fund is Dependent on the Investment Team.
The success of the Fund depends in substantial part on the skill and expertise of the Investment Team. Although the Adviser believes the success of the Fund is not dependent upon any particular individual, there can be no assurance that the members of the Investment Team will continue to be affiliated with the Adviser and/or HPS throughout the life of the Fund or will continue to be available to manage the Fund. The unavailability of members of the Investment Team to manage the Fund’s investment program could have a material adverse effect on the Fund.

An Investment in the Fund is Illiquid and There are Restrictions on Withdrawal.
An investment in the Fund is suitable only for certain sophisticated investors that have no need for immediate liquidity in respect of their investment and who can accept the risks associated with investing in illiquid investments.
Our Common Shares are illiquid investments for which there is not and will likely not be a secondary market. Liquidity for our Common Shares will be limited to participation in our share repurchase program, which we have no obligation to maintain. When we make quarterly repurchase offers pursuant to the share repurchase program, we will offer to repurchase our Common Shares at a price that is estimated to be equal to our net asset value per share on the last day of such quarter, which may be lower than the price that you paid for our Common Shares. As a result, to the extent you paid a price that includes the related sales load and to the extent you have the ability to sell your Common Shares pursuant to our share repurchase program, the price at which you may sell Common Shares may be lower than the amount you paid in connection with the purchase of Common Shares in the offering.
To the extent a meaningful portion of the Common Shares are held by or through a relatively small number of shareholders, including affiliates of the Fund, institutional investors, feeder funds or other shareholders, including shareholders who collectively, and directly or indirectly, hold a meaningful portion of our Common Shares on the basis of allocations based on model portfolios, the Fund is subject to the risk that these shareholders may seek to sell their Common Shares pursuant to the Fund’s share repurchase program in large amounts rapidly or unexpectedly and/or that such shareholders may act in a coordinated or systemic manner and/or on a sustained basis, which may result in the total amount of shares tendered in a given quarter or across multiple quarters exceeding, at times significantly, the Fund’s quarterly repurchase offer amount. Shareholders have and may continue to seek, and certain financial intermediaries have and may continue to recommend to their clients that they seek, to repurchase some or all of the Common Shares that they hold. Economic or other external events may also result in a significant volume of repurchase requests in a given period or on a sustained basis across periods. Most of the Fund’s assets consist of instruments that cannot generally be readily liquidated without impacting the Fund’s ability to realize full value upon their disposition. Therefore, the Fund may not always have sufficient liquid resources to make repurchase offers. If the Fund determines to sell assets to satisfy repurchase requests, the Fund may not be able to realize the return on such assets that the Fund may have been able to achieve had it sold such assets at a more favorable time or held such assets to their maturity, and the Fund’s results of operations and financial condition could be materially adversely affected.
Significant repurchase requests, whether for a single period or for a sustained period, by shareholders could adversely affect the Fund’s ability to conduct its investment program, strain the Fund’s capacity to source investment opportunities and/or deploy capital promptly on attractive terms and/or increase operational complexity and/or expenses. In addition, shareholders seeking liquidity may experience delays in fully liquidating their investments and will remain subject to NAV fluctuations during such periods. Additionally, the presence of large shareholders or platform concentrations may increase the likelihood of oversubscription in future repurchase offers, further constraining liquidity available to other shareholders.
Shareholders Have No Right to Control the Fund’s Operations.
The Fund is managed exclusively by the Adviser. Shareholders will not make decisions with respect to the management, disposition or other realization of any investment, the day-to-day
operations of the Fund, or any other decisions regarding the Fund’s business and affairs, except for limited circumstances. Specifically, shareholders will not have an opportunity to evaluate for themselves the relevant economic, financial and other information regarding investments by the Fund or receive any financial information issued directly by the portfolio companies that is available to the Adviser. Shareholders should expect to rely solely on the ability of the Adviser with respect to the Fund’s operations.
The Fund’s Assets are Subject to Recourse.
The assets of the Fund, including any investments made by and any capital held by the Fund are available to satisfy all liabilities and other obligations of the Fund, as applicable. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the investment giving rise to the liability.

The Fund Borrows Money, Which Magnifies the Potential for Gain or Loss on Amounts and May Increase the Risk of Investing With Us.
Borrowings, also known as leverage, magnify the potential for gain or loss on amounts invested and, therefore, increase the risks associated with investing in our securities. We currently borrow under the Credit Facilities (as defined below), have completed term debt securitizations, and have issued or assumed other senior securities, including the Unsecured Notes (as defined below), and in the future may borrow from, or issue additional senior securities to, banks, insurance companies, funds, institutional investors and other lenders and investors. Lenders and holders of such senior securities have fixed dollar claims on our consolidated assets that are superior to the claims of our common shareholders or any preferred shareholders. If the value of our consolidated assets increases, then leveraging would cause the net asset value per share of our Common Shares to increase more sharply than it would have had we not incurred leverage.
Conversely, if the value of our consolidated assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not incurred leverage. Similarly, any increase in our consolidated income in excess of consolidated interest payable on the borrowed funds would cause our net income to increase more than it would had we not incurred leverage, while any decrease in our consolidated income would cause net income to decline more sharply than it would have had we not incurred leverage. Such a decline could negatively affect our ability to make distribution payments on our Common Shares. There can be no assurance that a leveraging strategy will be successful.
As of December 31, 2025, we had approximately $5,507.7 million of outstanding borrowings under our Credit Facilities (as defined below), $4,804.0 million in aggregate principal amount outstanding of unsecured notes comprised of $155 million in aggregate principal amount of our Series A Senior Notes, Tranche B (the “November 2027 Notes”), $124 million in aggregate principal amount of our Series A Senior Notes, Tranche B (the “March 2028 Notes”), $75 million in aggregate principal amount of our Series 2023-B Senior Notes, Tranche A (the “September 2027 Notes”), $250 million in aggregate principal amount of our Series 2023-B Senior Notes, Tranche B (the “September 2028 Notes”), $550 million in aggregate principal amount of our 6.75% notes due in 2029 (the “January 2029 Notes”), $400 million in aggregate principal amount of our 6.25% notes due in 2029 (the “September 2029 Notes”), $750 million aggregate principal amount of 5.45% notes due in 2028 (the “January 2028 Notes”), $500 million aggregate principal amount of 5.95% notes due in 2032 (the “April 2032 Notes”), $400 million aggregate principal amount of 5.30% notes due in 2027 (the “June 2027 Notes”), $500 million aggregate principal amount of 5.85% notes due in 2030 (the “June 2030 Notes”), $600 million aggregate principal amount of 4.90% notes due in 2028 (the “September 2028-1 Notes”), and $500 million aggregate principal amount of 5.45% notes due in 2030 (the “November 2030 Notes”, together with the November 2027 Notes, the March 2028 Notes, the September 2027 Notes, the September 2028 Notes, the January 2029 Notes, the September 2029 Notes, the January 2028 Notes, the April 2032 Notes, the June 2027 Notes, the June 2030 Notes, and the September 2028-1 Notes, the “Unsecured Notes”), $578 million in aggregate principal amount outstanding of the 2023 CLO Refinancing Secured Notes (as defined below), $400 million in aggregate principal amount of the 2024 CLO Secured Notes (as defined below), $850 million in aggregate principal amount of the 2025 CLO Secured Debt (as defined below) and $850 million in aggregate principal amount of the 2025-4 CLO Secured Notes (as defined below). We use interest rate swaps to mitigate interest rate risk associated with our Unsecured Notes. Under the interest rate swap agreements, we receive a fixed interest rate and pay a floating interest rate. The weighted average stated interest rate on our principal amount of outstanding indebtedness as of December 31, 2025 was 5.96% (including deferred financing costs, deferred issuance costs, original issue discounts and unused fees). We intend to continue borrowing under the Credit Facilities in the future and we may increase the size of the Credit Facilities or issue additional debt securities or other evidences of indebtedness (although there can be no assurance that we will be successful in doing so). For more information on our indebtedness, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Financial Condition, Liquidity and Capital Resources.” Our ability to service our debt depends largely on our financial performance and is subject to prevailing economic conditions and competitive pressures. The amount of leverage that we employ at any particular time will depend on our Adviser’s and our Board’s assessments of market and other factors at the time of any proposed borrowing. We are currently allowed to borrow amounts such that our asset coverage, as calculated pursuant to the 1940 Act, equals at least

150% after such borrowing (i.e., we are able to borrow up to two dollars for every dollar we have in assets less all liabilities and indebtedness not represented by senior securities issued by us).
The Credit Facilities, the Unsecured Notes and debt securitization issuances impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC. A failure to renew the Credit Facilities or to add new or replacement debt facilities or to issue additional debt securities or other evidences of indebtedness could have a material adverse effect on our business, financial condition and results of operations.
The following table illustrates the effect on return to a holder of our Common Shares of the leverage created by our use of borrowing at the weighted average stated interest rate of 5.96% (including deferred financing costs, deferred issuance costs, original issue discounts and unused fees) as of December 31, 2025, together with (a) our total value of net assets as of December 31, 2025; (b) approximately $12,989.7 million in aggregate principal amount of indebtedness outstanding as of December 31, 2025 and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%.

	Assumed Return on Portfolio (Net of Expenses) (1)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholders (2)	(27.37)%	(16.80)%	(6.22)%	4.35%	14.93%

(1)
The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2025. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2025.

(2)
In order to compute the “Corresponding Return to Common Shareholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at December 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 5.96% by the approximately $12,989.7 million of principal debt outstanding) is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of our net assets as of December 31, 2025 to determine the “Corresponding Return to Common Shareholders.”

Based on our outstanding indebtedness of $12,989.7 million as of December 31, 2025 and the effective weighted average annual interest rate of 5.96% as of that date (including deferred financing costs, deferred issuance costs, original issue discounts and unused fees), our investment portfolio would have been required to experience an annual return of at least 3.05% to cover annual interest payments on the outstanding debt.
There Can be No Assurance the Fund Will be Able to Obtain Leverage.
The Fund has sought and will continue to seek to regularly employ a significant amount of direct or indirect leverage in a variety of forms through borrowings, derivatives and other financial instruments as part of its investment program. However, there can be no assurance that the Fund will be able to obtain indebtedness at all or to the desired degree or that indebtedness will be accessible by the Fund at any time or in connection with any particular investment. If indebtedness is available to the Fund, there can be no assurance that such indebtedness will be available in the desired amount or on terms favorable to the Fund and/or terms comparable to terms obtained by competitors. The terms of any indebtedness are expected to vary based on the counterparty, timing, size, market interest rates, other fees and costs, duration, advance rates, eligible investments, and the ability to borrow in currencies other than the U.S. dollar. Moreover, market conditions or other factors may cause or permit the amount of leverage employed by the Fund to fluctuate over the Fund’s life. Furthermore, the Fund may seek to obtain indebtedness on an investment-by-investment
basis, and leverage may not be available or may be available on less desirable terms in connection with particular investments. The instruments and borrowing utilized by the Fund to leverage its investments may be collateralized by other assets of the Fund.

The Fund has incurred and expects in the future that it will continue to incur indebtedness collateralized by the Fund’s assets. As a BDC, with certain limited exceptions, the Fund will only be permitted to borrow amounts such that the Fund’s asset coverage ratio, as defined in the 1940 Act, equals at least 150% (equivalent to $2 of debt outstanding for each $1 of equity) after such borrowing. If the Fund is unable to obtain and maintain the desired amount of borrowings on favorable terms, the Adviser may seek to realize the Fund’s investments earlier than originally expected.
The Fund is Subject to Risks Relating to the Availability of Asset-Based Leverage.
The Fund has utilized and expects to continue to utilize asset-based leverage in acquiring investments on a deal-by-deal
basis. However, there can be no assurance that the Fund will be able to obtain indebtedness with respect to any particular investment. If indebtedness is available in connection with a particular investment, there can be no assurance that such indebtedness will be on terms favorable to the Fund and/or terms comparable to terms obtained by competitors, including with respect to costs, duration, size, advance rates and interest rates. Moreover, market conditions or other factors may cause or permit the amount of leverage employed by the Fund to fluctuate over its life. For example, if leverage is obtained later in the Fund’s life, the Fund may immediately deploy such leverage in order to achieve the desired borrowing ratio, which may involve making distributions of borrowed funds. If the Fund is unable to, or not expected to be able to, obtain indebtedness in connection with a particular investment, the Fund may determine not to make the investment or may invest a different proportion of its available capital in such investment. This may affect the ability of the Fund to make investments, could adversely affect the returns of the Fund and may impair its ability to achieve its investment objective. In addition, the lender may impose certain diversification or other requirements in connection with asset-based leverage, and these restrictions are expected to impact the ability of the Fund to participate in certain investments or the amount of the Fund’s participation in certain investments.
The Fund is Subject to Risks Relating to Use of Leverage.
The Fund has sought and will continue to seek to employ direct or indirect leverage in a variety of forms, including through borrowings, derivatives, and other financial instruments as part of its investment program, which leverage has been and is expected to be secured by the Fund’s assets. The greater the total leverage of the Fund relative to its assets, the greater the risk of loss and possibility of gain due to changes in the values of its investments. The extent to which the Fund uses leverage may have other significant consequences to shareholders, including, the following: (i) greater fluctuations in the net assets of the Fund; (ii) use of cash flow (including capital contributions) for debt service and related costs and expenses, rather than for additional investments, distributions, or other purposes; (iii) to the extent that the Fund’s cash proceeds are required to meet principal payments, the shareholders may be allocated income (and therefore incur tax liability) in excess of cash available for distribution; (iv) in certain circumstances the Fund may be required to harvest investments prematurely or in unfavorable market conditions to service its debt obligations, and in such circumstances the recovery the Fund receives from such harvests may be significantly diminished as compared to the Fund’s expected return on such investments; (v) limitation on the Fund’s flexibility to make distributions to shareholders or result in the sale of assets that are pledged to secure the indebtedness; (vi) increased interest expense if interest rate levels were to increase significantly; (vii) during the term of any borrowing, the Fund’s returns may be materially reduced by increased costs attributable to regulatory changes; and (viii) banks and dealers that provide financing to the Fund may apply discretionary margin, haircut, financing and collateral valuation policies. Changes by banks and dealers in any of the foregoing may result in large margin calls, loss of financing and forced liquidations of positions at disadvantageous prices. There can also be no assurance that the Fund will have sufficient cash flow or be able to liquidate sufficient assets to meet its debt service obligations. As a result, the Fund’s exposure to losses, including a potential loss of principal, as a result of which shareholders could potentially lose all or a portion of their investments in the Fund, may be increased due to the use of leverage and the illiquidity of the investments generally. Similar risks and consequences apply with respect to indebtedness related to a particular asset or portfolio of assets.
To the extent that the Fund enters into multiple financing arrangements, such arrangements may contain cross-default provisions that could magnify the effect of a default. If a cross-default provision were exercised, this could result in a substantial loss for the Fund.

As a BDC, we generally are required to meet a coverage ratio of total assets to total borrowings and other senior securities, which include all of our borrowings and any preferred shares that we may issue in the future, of at least 150%. As defined in the 1940 Act, asset coverage of 150% means that for every $100 of net assets we hold, we may raise $200 from borrowing and issuing senior securities. In addition, while any senior securities remain outstanding, we are required to make provisions to prohibit any distribution to our shareholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. If this ratio were to fall below 150%, we could not incur additional debt and could be required to sell a portion of our investments to repay some debt when it is disadvantageous to do so. This could have a material adverse effect on our operations and investment activities. Moreover, our ability to make distributions to you may be significantly restricted or we may not be able to make any such distributions whatsoever. The amount of leverage that we employ is subject to oversight by our Board, a majority of whom are Independent Trustees with no material interests in such transactions.
Although borrowings by the Fund have the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings by the Fund may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such borrowing may provide that during the continuance of a default under such borrowing, the interests of the investors may be subordinated to such borrowing.
The Fund is Subject to Risks Relating to Seller Financing.
The Fund may utilize seller financing (
i.e.
, make investments that are financed, in whole or in part, by the Fund borrowing from the sellers of said investments or their affiliates) and other one-off
financing solutions on a
case-by-case
basis. Providers of seller financing may be motivated to sell a particular asset, and may be willing to provide a prospective purchaser of such asset with more favorable pricing and/or greater amounts of leverage than would otherwise be the case if such purchaser sought financing from unrelated, third-party providers of leverage. To the extent that the Fund is able to obtain seller financing in connection with a particular investment, the Fund may seek to employ more leverage than would otherwise be the case in the absence of such seller financing. While the Fund’s use of seller financing could increase the potential return to shareholders to the extent that there are gains associated with such investment, such use of seller financing will increase risks associated with the use of leverage generally, including the risks associated with such investment and the exposure of such investment to adverse economic factors such as deteriorations in overall conditions in the economy or in the condition of the particular issuer.
The Fund is Subject to Risks Relating to Obtaining a Rating from One or More Credit Rating Agencies.
The Fund has applied and may continue to apply to one or more credit rating agencies to rate the Fund and/or its assets in order to provide the Fund access to different sources of indebtedness or capital as well as to help meet the Fund’s risk/return objectives, its overall target indebtedness ratio or other considerations as determined by the Adviser. In connection with such rating or ratings, the credit rating agency or credit rating agencies may review and analyze the Fund’s counterparties, the Adviser, the Administrator, the investments and expected investments of the Fund, the legal structure of the Fund, the historical and current shareholders and Fund performance data. There can be no assurance that the Fund will apply for any additional rating or ratings, that a credit rating agency will provide a rating or that such a rating will be beneficial to the Fund. In addition, when making investment decisions for the Fund (including establishing the Fund’s investment portfolio), the Adviser may consider the implications of the investment portfolio on a credit rating agency or credit rating agencies’ rating or ratings of the Fund and tailor the Fund’s investment portfolio taking into account such considerations. There is a risk that a rating agency could incorrectly rate, or downgrade ratings which could have a material effect on the Fund, including its assets and its ability to acquire indebtedness.
The Adviser May be Required to Expedite Investment Decisions.
Investment analyses and decisions by the Adviser may be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of making an investment decision may be limited. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect an investment. In addition, the Adviser may rely upon independent consultants and other sources in connection with its evaluation of proposed investments, and no assurance can be given as to the accuracy or completeness of the information provided by such independent consultants or other sources or to the Fund’s right of recourse against them in the event errors or omissions do occur.
The Fund is Subject to Risks Relating to Insurance.
HPS and/or the Adviser have purchased and are maintaining an omnibus insurance policy which include coverage in respect of the Fund and one or more other clients of the Adviser and its affiliates, including certain of their respective indemnified persons (which omnibus insurance policy or policies may provide coverage to the Adviser and such indemnified persons for events unrelated to the Fund). The pro rata
portion of the premiums for such shared insurance policies generally will be borne by the Fund, and such shared insurance policies are expected to have overall caps on coverage. To the extent an insurable event results in claims in excess of such a cap, the Fund may not receive as much in insurance proceeds as it would have received if separate insurance policies had been purchased for each insured party. Similarly, insurable events may occur sequentially in time while subject to a single overall cap. To the extent insurance proceeds for one such event are applied towards a cap and the Fund experiences an insurable loss after such event, the Fund’s receipts from such insurance policy may also be diminished. Insurance policies covering the Fund may provide insurance coverage to indemnified persons for conduct that would not be covered by indemnification. In addition, the Fund may need to initiate litigation in order to collect from an insurance provider, which may be lengthy and expensive for the Fund and which ultimately may not result in a financial award.
While HPS and the Adviser expect to allocate insurance expenses in a manner they determine to be fair and equitable, taking into account any factors they deem relevant to the allocation of such expenses, because of the uncertainty of whether claims will arise in the future and the timing and the amount that may be involved in any such claim, the determination of how to allocate such expenses may require HPS and the Adviser to take into consideration facts and circumstances that are subjective in nature. It is unlikely that HPS or the Adviser will be able to accurately allocate the expenses of any such insurance policies based on the actual claims related to a particular client, including the Fund.
The Fund is Subject to Risks Relating to Indemnification.
The Fund is required to indemnify the Adviser, the members of the Board and each other person indemnified under the Declaration of Trust and the Bylaws of the Fund (as amended or restated from time to time, the “Bylaws”) for liabilities incurred in connection with the Declaration of Trust, the Bylaws, the Investment Advisory Agreement and the Fund’s activities, except in certain circumstances. Subject to the limits on indemnification under Section 17(h) of the 1940 Act, the Declaration of Trust provides that the Fund shall not indemnify such persons to the extent liability and losses are the result of, negligence or misconduct in the case of an Interested Trustee, officer, employee, controlling person or agent of the Fund, or gross negligence or willful misconduct in the case of an Independent Trustee. Subject to the limits on indemnification under Section 17(i) of the 1940 Act, the Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, misconduct, negligence or gross negligence on the Adviser’s part in the performance of its duties or by reason of the reckless disregard of its duties and obligations, or by reason of the Adviser’s violation of the fiduciary duty owed by the Adviser to the Fund and its shareholders. The Fund also indemnifies certain service providers, including the Administrator and the Fund’s auditors, as well as consultants and sourcing, operating and joint venture partners. Such liabilities may be material and may have an adverse effect on the returns to the shareholders. The indemnification obligation of the Fund would be payable from the assets of the Fund. The application of the indemnification and exculpation standards may result in shareholders bearing a broader indemnification obligation in certain cases than they would in the absence of such standards. As a result of these considerations, even though such provisions will not act as a waiver on the part of any investor of any of its rights which are not permitted to be waived under applicable law, the Fund may bear significant financial losses even where such losses were caused by the negligence or other conduct of such indemnified persons.
The Fund is Subject to Risks Relating to Certain Proceedings and Investigations.
The Adviser and its affiliates and/or the Fund may be subject to claims (or threats of claims), and governmental investigations,

examinations, requests for information, audits, inquiries, subpoenas and other regulatory or civil proceedings. The outcome of any investigation, action or proceeding may materially adversely affect the value of the Fund, including by virtue of reputational damage to the Adviser and may be impossible to anticipate. Any such investigation, action or proceeding may continue without resolution for long periods of time and may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to any investigation, action or proceeding may, at times, be disproportionate to the amounts at stake in such investigation, action or proceeding. The unfavorable resolution of such items could result in criminal or civil liability, fines, settlements, charges, penalties or other monetary or non-monetary
remedies or sanctions that could negatively impact the Adviser, its affiliates and/or the Fund. In addition, such actions and proceedings may involve claims of strict liability or similar risks against the Fund in certain jurisdictions or in connection with certain types of activities. In some cases, the expense of such investigations, actions or proceedings and paying any amounts pursuant to settlements or judgments would be borne by the Fund.
The Fund is Not Registered as an Investment Company Under the 1940 Act.
While the Fund is not registered as an investment company under the 1940 Act, it is subject to regulation as a BDC under the 1940 Act and is required to adhere to the provisions of the 1940 Act applicable to BDCs. The Common Shares have not been recommended by any U.S. federal or state, or any
non-U.S.,
securities commission or regulatory authority. Furthermore, the foregoing authorities have not confirmed the accuracy or determined the adequacy of this registration statement. Any representation to the contrary is a criminal offense.
The Fund is Subject to Risks Relating to Portfolio Valuation.
The Adviser, subject at all times to the oversight of the Board, determines the valuation of the Fund’s investments. It is expected that the Adviser will have a limited ability to obtain accurate market quotations for purposes of valuing most of the Fund’s investments, which may require the Adviser to estimate, in accordance with valuation policies established by the Board, the value of the Fund’s debt and other investments on a valuation date. Further, because of the overall size and concentrations in particular markets, the maturities of positions that may be held by the Fund from time to time and other factors, the liquidation values of the Fund’s investments may differ significantly from the interim valuations of these investments derived from the valuation methods described herein. If the Adviser’s valuation should prove to be incorrect, the stated value of the Fund’s investments could be adversely affected. Absent bad faith or manifest error, valuation determinations of the Adviser will be conclusive and binding on the shareholders.
Valuation of the types of assets in which the Fund invests are inherently subjective. In addition, the Adviser may have an interest in determining higher valuations in order to be able to present better performance to prospective investors. In certain cases, the Fund may hold an investment in an issuer experiencing distress or going through bankruptcy. In such a situation, the Adviser may continue to place a favorable valuation on such investment due to the Adviser’s determination that the investment is sufficiently secured despite the distressed state or bankruptcy of the issuer. However, no assurances can be given that this assumption is justified or that such valuations will be accurate in the long term. In addition, an investment in a portfolio company may not be permanently written-off
or permanently written down despite its distressed state or covenant breach until such portfolio company experiences a material corporate event (
e.g.
, bankruptcy or partial sale) which establishes an objective basis for such revised valuation. In these circumstances, the Adviser has an interest in delaying any such write-offs or write-downs to maintain a higher management fee base and thus, management fees paid to the Adviser.
In addition, the Adviser relies on third-party valuation agents to verify the value of certain investments. An investment may not have a readily ascertainable market value and accordingly, could potentially make it difficult to determine a fair value of an investment and may yield an inaccurate valuation. Further, because of the Adviser’s knowledge of the investment, the valuation agent may defer to the Adviser’s valuation even where such valuation may not be accurate or the determination thereof involved a conflict of interest. An inaccurate valuation of one or more investments could have a substantial impact on the Fund.

The Fund is Subject to Risks Relating to Rights Against Third Parties, Including Third-Party Service Providers.
The Fund is reliant on the performance of third-party service providers, including the Adviser, the Administrator, auditors, legal advisors, lenders, bankers, brokers, consultants, sourcing, operating and joint venture partners and other service providers (collectively, “Service Providers”). Further information regarding the duties and roles of certain of these Service Providers is provided in this registration statement and the Fund’s other publicly available reports. The Fund may bear the risk of any errors or omissions by such Service Providers. In addition, misconduct by such Service Providers may result in reputational damage, litigation, business disruption and/or financial losses to the Fund. Each shareholder’s contractual relationship in respect of its investment in Common Shares of the Fund is with the Fund only and shareholders are not in contractual privity with the Service Providers. Therefore, generally, no shareholder will have any contractual claim against any Service Provider with respect to such Service Provider’s default or breach. Accordingly, shareholders must generally rely upon the Adviser and/or Administrator to enforce the Fund’s rights against Service Providers. In certain circumstances, which are generally not expected to prevail, shareholders may have limited rights to enforce the Fund’s rights on a derivative basis or may have rights against Service Providers if they can establish that such Service Providers owe duties to the shareholders. In addition, shareholders will have no right to participate in the day-to-day
operation of the Fund and decisions regarding the selection of Service Providers. Rather, the Adviser and/or Administrator will select the Fund’s Service Providers and determine the retention and compensation of such providers without the review by or consent of the shareholders. The shareholders must therefore rely on the ability of the Adviser and/or Administrator to select and compensate Service Providers and to make investments and manage and dispose of investments.
The Adviser and Administrator will have an incentive to contract certain services to third parties due to a number of factors, including because the fees, costs and expenses of such service providers will be borne by the Fund as Fund expenses and will reduce the Adviser’s and/or Administrator’s internal overhead and compensation and benefits costs for employees who might otherwise perform such services. Moreover, the involvement of service providers may present a number of risks due to, among other factors, the Adviser’s and/or Administrator’s reduced control over the functions that are contracted. There can be no assurances that the Adviser and/or Administrator, through conducting oversight of the service providers, will be able to identify, prevent or mitigate the risks of engaging service providers. The Fund may suffer adverse consequences from actions, errors or failures to act by such third parties, and will have obligations, including indemnity obligations, toward and limited recourse against them as discussed above.
In certain circumstances, service providers may
sub-delegate
particular duties to additional third-party service providers, and there is no guarantee that the Adviser and/or Administrator will have consent rights to such sub-delegation
in all cases. Such
sub-delegation
of services by service providers exacerbates the risks described above as none of the Adviser, the Administrator or the Fund would be in contractual privity with sub-delegates.
Further, the Fund’s investors, the Adviser, the Administrator and the Fund will have to rely on the service providers for appropriate selection and oversight of such sub-delegates.
Contracting certain services may not occur uniformly for the Fund and other clients of the Adviser and/or its affiliates, and the expenses that may be borne by such vehicles and accounts vary. Accordingly, certain costs may be incurred by (or allocated to) the Fund through the use of third-party service providers that are not incurred by (or allocated to) certain other clients of the Adviser and/or its affiliates for similar services.
The Fund is Subject to Risks Relating to Lack of Diversification.
The Fund is classified as a
non-diversified
investment company within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its net asset value may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Beyond the asset diversification requirements applicable to the Fund as a RIC under the Code, the Fund does not have fixed guidelines for diversification, and its investments could be concentrated in relatively few portfolio companies. Although the Fund is classified as a non-diversified
investment company within the meaning of the 1940 Act, it maintains the flexibility to operate as a diversified investment company. To the extent that the Fund operates as a non-diversified
investment company, it may be subject to greater risk.
The Fund does not have fixed guidelines for diversification by industry or type of security, and investments may be concentrated in only a few industries or types of securities. Further, if the expected amount of leverage is not obtained or deployed, the Fund may be more concentrated in an investment than originally anticipated. As a result, the Fund’s investments may be concentrated and the poor performance of a single investment may have pronounced negative consequences to the Fund and the aggregate returns realized by the shareholders. Additionally, a downturn in any particular industry in which the Fund is invested could significantly affect the Fund’s aggregate returns. Further, any industry in which the Fund is meaningfully concentrated at any given time could be subject to significant risks that could adversely impact the Fund’s aggregate returns. For example, as of December 31, 2025, the Fund’s investments in software represented 18.8% of the Fund’s portfolio at fair value. The Fund’s investments in software are subject to substantial risks, including, but not limited to, intense competition, changing technology, shifting user needs, frequent introductions of new products and services, competitors in different industries ranging from large established companies to emerging startups, decreasing average selling prices of products and services resulting from rapid technological changes, cybersecurity risks and cyber incidents and various legal and regulatory risks. In addition, as of December 31, 2025, the Fund’s investments in health care providers & services represented 12.5% of our portfolio at fair value. The U.S. healthcare industry is heavily regulated and the Fund’s investments in healthcare providers and services are subject to a variety of risks, including, but not limited to, additional or changing government regulations that could increase compliance and other costs of doing business, which may impact the business of such portfolio companies.
The Fund is Subject to Risks Relating to Consultation with Sourcing and Operating Partners.
In certain circumstances, sourcing and operating partners may be aware of and consulted in advance in relation to certain investments made by the Fund. While sourcing and operating partners will be subject to confidentiality obligations, they are not restricted from engaging in any activities or businesses that may be similar to the business of the Fund or competitive with the Fund. In particular, sourcing and operating partners may use information available to them as sourcing and operating partners of HPS or its affiliates in a manner that conflicts with the interests of the Fund. Except in limited circumstances, the sourcing and operating partners are generally not obligated to account to HPS or its affiliates for any profits or income earned or derived from their activities or businesses or inform HPS or its affiliates of any business opportunity that may be appropriate for the Fund.
The Fund is Subject to Risks Relating to the Timing of Realization of Investments.
The Adviser, in its discretion, may seek to realize the Fund’s investments earlier than originally expected, which may be accomplished through one or more transactions, including, to the extent permitted by applicable law, transactions with another investment fund or account sponsored or managed by the Adviser, HPS or certain of their affiliates (collectively “Other HPS Investors”), which will be for a price equal to the fair value of such investment. The value of such investment, subject to approval by the Board, will be determined by the Adviser and verified by one or more third-party valuation agents. The Adviser may seek such realizations in order to support the Fund’s target risk/return profile with respect to the Fund’s unrealized investments, taking into account such factors as the Fund’s expense ratio relative to such assets and the availability of, or repayment obligations with respect to, any credit facilities.
The Fund May be Required to Disclose Information Regarding Shareholders.
The Fund, the Adviser or their respective affiliates, Service Providers, or agents may from time to time be required or may, in their discretion, determine that it is advisable to disclose certain information about the Fund and the shareholders, including investments held directly or indirectly by the Fund and the names and level of beneficial ownership of certain of the shareholders, to regulatory or taxing authorities of certain jurisdictions, which have or assert jurisdiction over the disclosing party or in which the Fund directly or indirectly invests. Disclosure of confidential information under such circumstances will not be regarded as a breach of any duty of confidentiality and, in certain circumstances, the Fund, the Adviser or any of their affiliates, Service Providers or agents, may be prohibited from disclosing to any shareholder that any such disclosure has been made.
The Fund is Subject to Operational Risks.
The Fund is subject to operational risk, including the possibility that errors may be made by the Adviser or its affiliates and Service Providers in certain transactions, calculations or valuations on behalf of, or otherwise relating to, the Fund. Shareholders may not be notified of the occurrence of an error or the resolution of any error. Generally, the Adviser, its affiliates and Service Providers will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.
The Fund is Subject to Risks Relating to Exposure to Material
Non-Public
Information.
HPS conducts a broad range of private and public debt investment businesses generally without internal information barriers in the ordinary course. As a result, from time to time, HPS (in its capacity as investment manager of investment vehicles, funds or accounts or in connection with investment activities on its own behalf) receives material non-public
information with respect to issuers of publicly-traded securities or other securities in connection with, among other examples, acquisitions, refinancings, restructurings of such issuers which HPS reviews or participates in, oftentimes unrelated to its affiliate’s management of the Fund. In such circumstances, the Fund may be prohibited, by law, contract or by virtue of HPS’s policies and procedures, from (i) selling all or a portion of a position in such issuer, thereby potentially incurring trading losses as a result, (ii) establishing an initial position or taking any greater position in such issuer, and (iii) pursuing other investment opportunities related to such issuer.
The Fund is Subject to Risks Relating to Technology Systems.
The Fund depends on the Adviser and HPS to develop and implement appropriate systems for its activities. The Fund may rely on computer programs to evaluate certain securities and other investments, to monitor the Fund’s portfolios, to trade, clear and settle securities transactions and to generate asset, risk management and other reports that are utilized in the oversight of the Fund’s activities. In addition, certain of the Fund’s and the Adviser’s operations interface with or depend on systems operated by third parties, including loan servicers, custodians and administrators, and the Adviser and HPS may not always be in a position to verify the risks or reliability of such third-party systems, including the use of artificial intelligence capabilities. For example, the Fund and the Adviser generally expect to provide statements, reports, notices, updates, requests and any other communications in electronic form, such as
e-mail
or posting on a
web-based
reporting site or other internet service, in lieu of or in addition to sending such communications as hard copies via fax or mail. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by ‘hacking’ or other security breaches, computer ‘worms,’ viruses and power failures. Such failures could cause settlement of trades to fail, lead to inaccurate accounting, recording or processing of trades and cause inaccurate reports, which may affect the Fund’s ability to monitor its investment portfolio and its risks. Any such defect or failure could cause the Fund to suffer financial loss, disruption of its business, liability to clients or third parties, regulatory intervention or reputational damage.
The Fund is Subject to Risks Relating to Cybersecurity.
The Fund, the Adviser and their Service Providers are subject to risks associated with a breach in cybersecurity. Cybersecurity is a generic term used to describe the technology, processes and practices designed to protect networks, systems, computers, programs and data from both intentional cyber-attacks and hacking by other computer users as well as unintentional damage or interruption that, in either case, can result in damage and disruption to hardware and software systems, loss or corruption of data and/or misappropriation of confidential information. For example, information and technology systems are vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Such damage or interruptions to information technology systems may cause losses to a shareholder by interfering with the processing of investor transactions, affecting the Fund’s ability to calculate net asset value or impeding or sabotaging the investment process. The Fund may also incur substantial costs as the result of a cybersecurity breach, including those associated with forensic analysis of the origin and scope of the breach, increased and upgraded cybersecurity, identity theft, unauthorized use of proprietary information, litigation, adverse investor reaction, the dissemination of confidential and proprietary information and reputational damage. Any such breach could expose the Fund and the Adviser to civil liability as well as regulatory inquiry and/or action (and the Adviser may be indemnified by the Fund in connection with any such liability, inquiry or action). In addition, any such breach could cause substantial withdrawals from the Fund. Shareholders could also be exposed to losses resulting from unauthorized use of their personal information.
Moreover, the increased use of mobile and cloud technologies could heighten these and other operational risks as certain aspects of the security of such technologies may be complex and unpredictable. Reliance on mobile or cloud technology or any failure by mobile technology and cloud service providers to adequately safeguard their systems and prevent cyber-attacks could disrupt our operations, the operations of a portfolio company or the operations of our or their service providers and result in misappropriation, corruption or loss of personal, confidential or proprietary information or the inability to conduct ordinary business operations. In addition, there is a risk that encryption and other protective measures may be circumvented, particularly to the extent that new computing technologies increase the speed and computing power available. Extended periods of remote working, whether by us, our portfolio companies, or our service providers, could strain technology resources, introduce operational risks and otherwise heighten the risks described above. Remote working environments may be less secure and more susceptible to hacking attacks, including phishing and social engineering attempts. Accordingly, the risks described above are heightened under the current conditions.
While the Adviser and HPS have implemented various measures to manage risks associated with cybersecurity breaches, including establishing a business continuity plan and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks (including any ongoing breaches) have not been identified. Similar types of cybersecurity risks also are present for portfolio companies in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers, and causing the Fund’s investments in such portfolio companies to lose value.
In addition, cybersecurity has become a top priority for global lawmakers and regulators around the world, and some jurisdictions have proposed or enacted laws requiring companies to notify regulators and individuals of data security breaches involving certain types of personal data. Compliance with such laws and regulations may result in cost increases due to system changes and the development of new administrative processes. If the Fund or the Adviser or certain of their affiliates, fail to comply with the relevant and increasing laws and regulations, the Fund could suffer financial losses, a disruption of our businesses, liability to investors, regulatory intervention or reputational damage.
Further, the potential utilization of artificial intelligence, machine learning technology, data analytics or similar technology (collectively, “AI Tools”) as described further below, may expose investors to enhanced cybersecurity and data privacy risks, including risks that cannot yet be predicted given the rapid development of such technologies and uncertain legal and regulatory climate. Similar types of cybersecurity risks also are present for portfolio companies in which the Fund invests, which could affect their business and financial performance, resulting in material adverse consequences for such issuers, and causing the Fund’s investments in such portfolio companies to lose value.
The Fund is Subject to Risks Associated with Use of Artificial Intelligence and Machine Learning Technology
. From time to time, the Adviser and/or its affiliates, the Fund, the Board, and their service providers may utilize AI Tools in connection with their business activities, including management and review of the Fund and the Fund’s investment portfolio. There are significant risks involved in utilizing AI Tools and no assurance can be provided that the usage of such AI Tools will enhance the Fund’s portfolio or assist the Fund or its investments in being more efficient or profitable. For example, certain AI Tools may utilize historical market or sector data in their analytics. To the extent that such historical data are not indicative of the current or future conditions in the applicable market or sector, or the AI Tools fail to filter biases in the underlying data or collection methods, the usage of AI Tools may lead the Adviser and/or its affiliates, and their service providers, to make determinations on behalf of the Fund, including potential investment decisions, that have an adverse effect on the Fund’s investments. Similarly, AI Tools are generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that AI Tools utilize to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Tools. While AI Tools may improve the efficiency of data analytics and reduce investment costs, there is no assurance that returns from investments utilizing AI Tools will be higher than they would be if investment decisions were made solely using human analytics or that the expenses related to AI Tools directly or indirectly borne by the Fund will outweigh such reduced investment costs or outweigh such risks. AI Tools may also be subject to data herding and interconnectedness (i.e., multiple market participants utilizing the same data), which may adversely impact the markets in which the Fund invests, and in turn, the Fund’s investments. In addition, the Adviser, its affiliates, the Fund, and the Board (as applicable) will not be in a position to control the manner in which service providers utilize AI Tools. The foregoing risks with respect to AI Tools may similarly apply with respect to the Fund’s portfolio companies. The Adviser, its affiliates, the Fund, and the Board (as applicable) will not be in a position to control the manner in which the portfolio companies or their third-party service providers utilize AI Tools. Further, AI Tools and their applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. AI Tools will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Tools improve. This could also have an adverse impact on the Fund and its portfolio companies, as well as HPS, the Adviser and their affiliates.
In addition, the use of AI Tools may enhance cybersecurity risks and operational and technological risks. The technologies underlying AI Tools and their use cases are rapidly developing, and remain subject to existing laws, including privacy, consumer protection and federal equal opportunity laws. As a result, it is not possible to predict all of the legal, operational or technological risks related to the use of AI Tools. Moreover, AI Tools are the subject of evolving review by various regulatory agencies, including the SEC and the U.S. Federal Trade Commission, and changes in the regulation of the use of AI Tools may adversely affect the ability of the Adviser, its affiliates, and their respective service providers to use AI Tools to manage the Fund and its investments.
The Fund is Subject to Risks Associated with Technological Innovation.
As technological innovation continues to advance rapidly, it could adversely impact one or more investments of the Fund. Moreover, given the pace of innovation in recent years, the impact of such innovation on a particular investment may not have been foreseeable at the time the Fund made the investment. Furthermore, in making investment decisions, the Fund could factor in views about the direction or degree of innovation that prove inaccurate and lead to losses.
The Fund is Subject to Risks Associated with Sourcing, Operating or Joint Venture Partners.
HPS has historically, and expects in the future to, work with sourcing, operating and/or joint venture partners, including with respect to particular types of investments or particular sectors or regions. These arrangements may be structured as joint ventures or contractual service provider relationships. Where such a partner is engaged, the Adviser may not have the opportunity to diligence the individual investments in which the Fund participates and, instead, will be relying on its contractual relationship with, and ongoing diligence of, the sourcing or joint venture partner whose interests may differ from those of the Fund. In certain circumstances, the Adviser may commit to invest in a pre-agreed
amount of investments negotiated by the sourcing partner and/or joint venture partner and/or the Adviser may commit to invest in one or more transactions for which the sourcing partner and/or joint venture partner led the due diligence and negotiation processes and the Adviser may not be given an opportunity (or given only a limited opportunity) to perform due diligence and participate in negotiation of transactional terms. Shareholders should be aware that sourcing, operating and joint venture partners are not expected to owe any fiduciary duties to the Fund or the shareholders.
The Fund may pay retainers, closing, monitoring, performance or other fees to sourcing, operating and joint venture partners. Such retainer fees may be netted against a closing fee, if applicable, in connection with the related investment. However, if no such investment is consummated, the Fund will bear any retainer amounts as an expense. In addition, to the extent the compensation of a sourcing, operating or joint venture partner is based on the performance of the relevant investments, the sourcing, operating or joint venture partner may have an incentive to seek riskier investments than it would have under a different compensation structure. In this regard, a sourcing, operating or joint venture partner may receive incentive compensation at the expense of the Fund. The expenses of sourcing, operating and joint venture partners may be substantial. In certain circumstances, the Fund or a portfolio company in which the Fund invests may pay fees to sourcing, operating and/or joint venture partners in consideration for services, including where the Adviser may have otherwise provided those services without charge. In other circumstances, sourcing, operating and/or joint venture partners may receive certain third-party fees (such as upfront fees, commitment fees, origination fees, amendment fees, ticking fees and break-up
fees as well as prepayment premiums) in respect of an investment, and no such fees will offset or otherwise reduce the management fee payable by the shareholders. In certain cases, the Adviser or its affiliates may have an ownership interest in one or more sourcing partners, in order to incentivize such sourcing partners to direct the deal flow to the Adviser and/or its affiliates or otherwise, and therefore may indirectly benefit from the compensation received from the Fund by such sourcing partners. The Fund’s share of such fees will not offset or otherwise reduce the management fees payable by the Fund’s investors. In all circumstances, fees received by the Adviser will be consistent with applicable laws. The existence of any such fees may result in the Fund paying fees twice, once to the Adviser in the form of management fees and once to the sourcing, operating or joint venture partners to service or manage the same assets.
Sourcing, operating and/or joint venture partners may invest in the Fund. Joint venture investments involve various risks, including the risk that the Fund will not be able to implement investment decisions or exit strategies because of limitations on the Fund’s control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under applicable law, and tax and regulatory risks related to the joint venture’s structure, which may adversely affect the Fund’s pre-tax
returns. In addition, the Fund may, in certain cases, be liable for actions of its joint venture partners. The joint ventures in which we participate may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce our return on equity. Additionally, our joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on us by the 1940 Act.
Investors should be aware that sourcing, operating and joint venture partners are not expected to owe any fiduciary duties to the Fund or its investors.
The Fund is Subject to Risks Relating to Electronic Delivery of Certain Documents.
The shareholders will be deemed to consent to electronic delivery or posting to the Administrator’s website or other service of: (i) certain closing documents such as the Declaration of Trust, the Bylaws and the Subscription Agreements; (ii) any notices or communications required or contemplated to be delivered to the shareholders by the Fund, the Adviser, or any of their respective affiliates, pursuant to applicable law or regulation; (iii) certain tax-related
information and documents; and (iv) drawdown notices and other notices, requests, demands, consents or other communications and any financial statements, reports, schedules, certificates or opinions required to be provided to the shareholders under any agreements. There are certain costs and possible risks associated with electronic delivery. Moreover, the Adviser cannot provide any assurance that these communication methods are secure and will not be responsible for any computer viruses, problems or malfunctions resulting from the use of such communication methods. See “
– Technology Systems”
and
“Cybersecurity
” above.
The Fund is Subject to Risks Relating to Handling of Mail.
Mail addressed to the Fund and received at its registered office will be forwarded unopened to the forwarding address supplied by the Fund to be processed.

None of the Fund, the Adviser or any of their trustees, officers, advisors or Service Providers will bear any responsibility for any delay howsoever caused in mail reaching the forwarding address.
The Fund is Subject to General Credit Risks
.
The Fund may be exposed to losses resulting from default and foreclosure of any such loans or interests in loans in which it has invested. Therefore, the value of underlying collateral, the creditworthiness of borrowers and the priority of liens are each of great importance in determining the value of the Fund’s investments. In the event of foreclosure, the Fund or an affiliate thereof may assume direct ownership of any assets collateralizing such foreclosed loans. The liquidation proceeds upon the sale of such assets may not satisfy the entire outstanding balance of principal and interest on such foreclosed loans, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of loan foreclosures or liquidation of the assets collateralizing such foreclosed loans will further reduce proceeds associated therewith and, consequently, increase possible losses to the Fund. In addition, no assurances can be made that borrowers or third parties will not assert claims in connection with foreclosure proceedings or otherwise, or that such claims will not interfere with the enforcement of the Fund’s rights.
The Prices of the Fund’s Investments Can be Volatile
.
The prices of the Fund’s investments can be volatile. In addition, price movements may also be influenced by, among other things, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets. Such intervention often is intended directly to influence prices and may cause or contribute to rapid fluctuations in asset prices, which may adversely affect the Fund’s returns.
The Fund is Subject to Risks Relating to Syndication and/or Transfer of Investments
.
The Fund, directly or through the use of one or more subsidiary investment vehicles, may originate and/or purchase certain debt assets, including ancillary equity assets (“Assets”). The Fund may also purchase certain Assets (including, participation interests or other indirect economic interests) that have been originated by other affiliated or unaffiliated parties and/or trading on the secondary market. The Fund may, in certain circumstances, originate or purchase such Assets with the intent of syndicating and/or otherwise transferring a significant portion thereof. In such instances, the Fund will bear the risk of any decline in value prior to such syndication and/or other transfer. In addition, the Fund will also bear the risk of any inability to syndicate or otherwise transfer such Assets or such amount thereof as originally intended, which could result in the Fund owning a greater interest therein than anticipated.
The Fund May Need to Raise Additional Capital
.
The Fund may need additional capital to fund new investments and grow its portfolio of investments once it has fully invested the net proceeds of the offering. Unfavorable economic conditions could increase the Fund’s funding costs or limit its access to the capital. A reduction in the availability of new capital could limit the Fund’s ability to grow. In addition, the Fund is required to distribute at least 90% of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to investors to maintain its qualification as a RIC. As a result, these earnings will not be available to fund new investments. An inability on the Fund’s part to access the capital successfully could limit its ability to grow its business and execute its business strategy fully and could decrease its earnings, if any, which would have an adverse effect on the value of its securities.
The Fund is Subject to Counterparty Risks
.
To the extent that contracts for investment will be entered into between the Fund and a market counterparty as principal (and not as agent), the Fund is exposed to the risk that the market counterparty may, in an insolvency or similar event, be unable to meet its contractual obligations to the Fund. The Fund may have a limited number of potential counterparties for certain of its investments, which may significantly impair the Fund’s ability to reduce its exposure to counterparty risk. In addition, difficulty reaching an agreement with any single counterparty could limit or eliminate the Fund’s ability to execute such investments altogether. Because certain purchases, sales, hedging, financing arrangements and other instruments in which the Fund will engage are not traded on an exchange but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Fund intends to pursue available remedies under any such contracts, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The Fund is Dependent on Key Personnel
.
The Fund depends on the continued services of its Investment Team and other key management personnel. If the Fund were to lose any of these officers or other management personnel, such a loss could result in operating inefficiencies and lost business opportunities, which could have a negative effect on the Fund’s operating performance. Further, we do not intend to separately maintain key person life insurance on any of these individuals.
Investors May be Required to Return Distributions to Satisfy Unpaid Debts of the Fund
.
Under Delaware law, Shareholders could, under certain circumstances, be required to return distributions made by the Fund to satisfy unpaid debts of the Fund that were in existence at the time the distributions were made.
The Board May Make Certain Changes in the Fund’s Investment Objective, Operating Policies or Strategies Without Prior Notice or Investor Approval.
The Fund’s Board has the authority to change the Fund’s investment objective or modify or waive certain of the Fund’s operating policies and strategies without prior notice (except as required by the 1940 Act) and without investor approval. However, absent investor approval, the Fund may not change the nature of its business so as to cease to be, or withdraw its election as, a BDC. Under Delaware law, the Fund also cannot be dissolved without prior investor approval. The Fund cannot predict the effect any changes to its current operating policies and strategies would have on its business, operating results and value of its shares. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.
The Board May Make Certain Changes to the Fund’s Declaration of Trust Without Prior Investor Approval.
Our Board may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust, including without limitation to classify the Board, to impose advance notice bylaw provisions for Trustee nominations or for shareholder proposals, to require super- majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.
The Fund is Subject to Risks Relating to Allocation of Investment Opportunities and Related Conflicts.
The Fund generally is prohibited under the 1940 Act from participating in certain transactions with its affiliates without prior approval of the Independent Trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of the Fund’s outstanding voting securities is an affiliate of the Fund for purposes of the 1940 Act, and the Fund generally is prohibited from buying or selling any security from or to such affiliate, absent the prior approval of the Independent Trustees. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same issuers (whether at the same or different times), without prior approval, in certain cases, of the Independent Trustees and, in certain other cases, the SEC. If a person acquires more than 25% of the Fund’s voting securities, the Fund will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with the Fund’s officers or Trustees or their affiliates. These prohibitions will affect the manner in which investment opportunities are allocated between the Fund and other funds and accounts managed by HPS or its affiliates. Most importantly, the Fund generally is prohibited from co-investing
with Other HPS Investors or affiliates of the Adviser in loans and financings originated by HPS and/or its affiliates except for pursuant to the co-investment
exemptive relief granted by the SEC which delineates the requirements the Adviser must comply with for the Fund to invest with Other HPS Investors.
Any such
co-investments
are subject to certain conditions, including that the Adviser and its affiliates managing other funds and accounts participating in co-investment
transactions will seek to allocate such

transactions for all of the participating investment accounts, including the Fund, on a fair and equitable basis, in accordance with their respective allocation policies, and the other applicable conditions of the co-investment
exemptive relief. Under the terms of the relief, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our Independent Trustees must reach certain conclusions in connection with certain co-investment
transactions (e.g., in the case of
follow-on
investments in an existing issuer in which affiliates, but not the Fund, have an existing investment, and non-
pro rata
follow-on
investments in, and dispositions of, securities of an existing issuer), including that: (i) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching in respect of the Fund or its shareholders on the part of any person concerned; and (ii) the transaction is consistent with the interests of the Fund’s shareholders and is consistent with the Fund’s then-current investment objectives and strategies.
As a result of the relief, there could be significant overlap in the Fund’s investment portfolio and the investment portfolios of Other HPS Investors, including, in some cases, proprietary accounts of HPS or its affiliates. Because investments are allocated across multiple Other HPS Investors, the Fund will at times receive a lower allocation to an investment than desired; likewise, the Fund may also be limited in the degree to which it is able to participate in selling opportunities that it may otherwise wish to pursue due to allocations, including non-pro
rata allocations, to Other HPS Investors.
If the Adviser identifies a
co-investment
opportunity and the Fund is unable to rely on the
co-investment
relief or other
no-action
positions of the SEC staff for that particular
co-investment
opportunity, the Adviser will be required to determine which of its and its affiliates’ accounts should make the investment at the potential exclusion of other accounts. In such circumstances, the Adviser will adhere to firm-wide investment allocation policies in order to determine the account to which to allocate investment opportunities. Accordingly, it is possible that the Fund may not be given the opportunity to participate in investments made by other accounts.
The Fund is Subject to Risks Relating to Distributions.
The Fund intends to pay monthly distributions to shareholders out of assets legally available for distribution. The Fund cannot guarantee that it will make distributions, and if it does it may fund such distributions from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings or return of capital, and although the Fund generally expects to fund distributions from cash flow from operations, it has not established limits on the amounts it may pay from such sources. The Fund cannot guarantee that it will achieve investment results that will allow it to make a specified level of cash distributions or year-to-year
increases in cash distributions. If the Fund is unable to satisfy the asset coverage test applicable to it as a BDC, or if the Fund violates certain debt financing agreements, its ability to pay distributions to shareholders could be limited. All distributions will be paid at the discretion of the Fund’s Board and will depend on the Fund’s earnings, financial condition, maintenance of RIC status, compliance with applicable BDC regulations, compliance with debt financing agreements and such other factors as the Board may deem relevant from time to time. The distributions the Fund pays to investors in a year may exceed the Fund’s taxable income for that year and, accordingly, a portion of such distributions may constitute a return of capital for U.S. federal income tax purposes.
Investors who periodically receive the payment of a distribution from a RIC consisting of a return of capital for U.S. federal income tax purposes may be under the impression that they are receiving a distribution of RIC’s net ordinary income or capital gains when they are not. Accordingly, investors should read carefully any written disclosure accompanying a distribution from the Fund and the information about the specific tax characteristics of the Fund’s distributions provided to investors after the end of each calendar year, and should not assume that the source of any distribution is the Fund’s net ordinary income or capital gains. To the extent that the Fund’s distributions contain a return of capital, such distributions should not be considered the dividend yield or total return of an investment in the Common Shares. The amount treated as a tax-free
return of capital will reduce a shareholder’s adjusted tax basis in the Common Shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Common Shares.
The Board Has the Discretion to Not Repurchase Common Shares and to Suspend the Share Repurchase Program.
Our Board has adopted a share repurchase program, which the Board may amend or suspend at any time in its discretion. You may not be able to sell your shares at all in the event our Board amends or suspends the share repurchase program, absent a liquidity event, and we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. We will notify you of such developments in our quarterly reports or other filings. If less than the full amount of Common Shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata
based on the total number of Common Shares being repurchased without regard to class. The share repurchase program has many limitations and should not be relied upon as a method to sell shares promptly or at a desired price.
The Timing of Repurchase May be Disadvantageous.
In the event a shareholder chooses to participate in our share repurchase program, the shareholder will be required to provide us with notice of intent to participate prior to knowing what the NAV per share of the class of shares being repurchased will be on the repurchase date. Although a shareholder will have the ability to withdraw a repurchase request prior to the repurchase date, to the extent a shareholder seeks to sell shares to us as part of our periodic share repurchase program, the shareholder will be required to do so without knowledge of what the repurchase price of our shares will be on the repurchase date.
Investing in Large Private U.S. Borrowers May Limit Our Ability to Achieve High Growth Rates During Times of Economic Expansion.
Investing in originated assets made to large private U.S. borrowers may result in our underperforming other segments of the market, particularly during times of economic expansion, because large private U.S. borrowers may be less responsive to competitive challenges and opportunities in the financial markets. As a result, our value may not rise at the same rate, if at all, as other funds that invest in smaller market capitalization companies that are more capable of responding to economic and industrial changes.
The Fund Faces Risks Associated With the Deployment of Capital.
In light of the nature of our continuous offering as well as ongoing and periodic private offerings in relation to our investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if the Fund has difficulty identifying investments on attractive terms, there could be a delay between the time it receives net proceeds from the sale of Common Shares in the offering or any private offering and the time the Fund invests the net proceeds. The Fund’s proportion of privately-negotiated investments may be lower than expected. The Fund may also from time to time hold cash pending deployment into investments or have less than its targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when it is receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of the Fund’s shareholders that may be invested in money market accounts or other similar temporary investments.
In the event the Fund is unable to find suitable investments such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect the Fund’s ability to pay regular distributions of cash flow from operations to shareholders. Significant and rapid inflows of capital from large investors (including institutional accounts, feeder funds and model portfolio programs) could exacerbate such capital deployment and other risks. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event the Fund fails to timely invest the net proceeds of sales of Common Shares or does not deploy sufficient capital to meet its targeted leverage, its results of operations and financial condition may be adversely affected.
Transactions Denominated in Foreign Currencies Subject Us to Foreign Currency Risks.
We hold assets and have made borrowings denominated in foreign currencies including British Pounds Sterling, Euros, Canadian Dollars and Australian Dollars, and may acquire assets or make borrowings denominated in other foreign currencies, which exposes us to foreign currency risk. As a result, a change in foreign currency exchange rates may have an adverse impact on the valuation of our assets or liabilities, as well as our income and cash flows. As a result of foreign currency fluctuations, the value of our liabilities and expenses may increase or the value of our assets and income may decrease due to factors outside of our control, which can have a negative effect on our net asset value and cash available for distribution. Any such changes in foreign currency exchange rates may impact the measurement of such assets or liabilities for purposes of maintaining RIC tax treatment or the requirements under the 1940 Act. We may seek to hedge against currency exchange rate fluctuations by borrowing in foreign currencies or by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act, but there is no guarantee such efforts will be successful and such hedging strategies create additional costs.
The Fund’s Investments in Foreign Companies or Investments Denominated in Foreign Currencies May Involve Significant Risks in Addition to the Risks Inherent in U.S. and U.S.
 Dollar Denominated Investments.
Our investment strategy contemplates potential investments in foreign companies. Investing in foreign companies may expose us to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of foreign taxes (potentially at confiscatory levels), less liquid markets, less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.
The Capital Markets May Experience Periods of Disruption and Instability. Such Market Conditions May Materially and Adversely Affect Debt and Equity Capital Markets, Which May Have a Negative Impact on Our Business and Operations.
From time to time, capital markets may experience periods of disruption and instability. Such disruptions may result in, amongst other things, write-offs, the re-pricing
of credit risk, the failure of financial institutions or worsening general economic conditions, any of which could materially and adversely impact the broader financial and credit markets and reduce the availability of debt and equity capital for the market as a whole and financial services firms in particular. There can be no assurance these market conditions will not occur or worsen in the future, including as a result of the Russia-Ukraine war and conflicts in Iran and other parts of the Middle East, health epidemics and pandemics, rising interest rates or renewed inflationary pressure.
Equity capital may be difficult to raise during such periods of adverse or volatile market conditions because, subject to some limited exceptions, as a BDC, we are generally not able to issue additional Common Shares at a price less than net asset value without first obtaining approval for such issuance from our shareholders and our Independent Trustees.
Volatility and dislocation in the capital markets can also create a challenging environment in which to raise or access debt capital. Such conditions could make it difficult to extend the maturity of or refinance our existing indebtedness or obtain new indebtedness with similar terms and any failure to do so could have a material adverse effect on our business. The debt capital that will be available to us in the future, if at all, may be at a higher cost, including as a result of the current interest rate environment, and on less favorable terms and conditions than what we have historically experienced. If we are unable to raise or refinance debt, then our equity investors may not benefit from the potential for increased returns on equity resulting from leverage and we may be limited in our ability to make new commitments or to fund existing commitments to our portfolio companies.
Significant changes or volatility in the capital markets may also have a negative effect on the valuations of our investments. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan on holding an investment through its maturity).
Significant changes in the capital markets may adversely affect the pace of our investment activity and economic activity generally. The illiquidity of our investments may make it difficult for us to sell such investments to access capital if required, and as a result, we could realize significantly less than the value at which we have recorded our investments if we were required to sell them for liquidity purposes. An inability to raise or access capital, and any required sale of all or a portion of our investments as a result, could have a material adverse effect on our business, financial condition or results of operations.
The Fund is Exposed to Risks Associated With Changes in Interest Rates, Including the Current Elevated Interest Rate Environment.
General interest rate fluctuations may have a substantial negative impact on our investments and our investment returns and, accordingly, may have a material adverse effect on our investment objective and our net investment income.
Because we borrow money and may issue debt securities or preferred shares to make investments, our net investment income is dependent upon the difference between the rate at which we borrow funds or pay interest or dividends on such debt securities or preferred shares and the rate at which we invest these funds. If interest rates rise, our interest income will increase as the majority of our portfolio bears interest at variable rates while our cost of funds will also increase, to a lesser extent, with the net impact being an increase to our net investment income. Conversely, if interest rates decrease, we may earn less interest income from investments and our cost of funds will also decrease, potentially resulting in lower net investment income. We may take on fixed rate liabilities, such as the Unsecured Notes, which will remain at the elevated interest rate even if interest rates decrease. Thus, the decrease in our investment income would not be offset by decreased borrowing costs, potentially affecting the Fund’s future distributions to shareholders. From time to time, we may also enter into certain hedging transactions to mitigate our exposure to changes in interest rates and to more closely align the interest rates of the Fund’s liabilities with the Fund’s investment portfolio. In the past, we have entered into certain hedging transactions, such as interest rate swap agreements, to mitigate our exposure to adverse fluctuations in interest rates, and we may do so again in the future. However, we cannot assure you that such transactions will be successful in mitigating our exposure to interest rate risk. There can be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.
Rising interest rates may also increase the cost of debt for our underlying portfolio companies, which could adversely impact their financial performance and ability to meet ongoing obligations to us. Also, an increase in interest rates available to investors could make an investment in our Common Shares less attractive if we are not able to pay distributions at a level that provides a similar return, which could reduce the value of our Common Shares.
The Fund is Subject to Risks Relating to Volatility in the Banking Sector.
If the banking institutions used by the Fund fail or are impacted by such volatility, such events could have a material adverse effect on the Fund and its Shareholders (including loss of capital held at such banking institutions and/or an inability to meet its obligations to other counterparties). A large percentage of the Fund’s assets may be held by a limited number of banking institutions (or even a single banking institution). If a banking institution at which the Fund maintains deposit accounts or securities accounts fails, any cash or other assets in such accounts may be temporarily inaccessible or permanently lost by the Fund. Generally, the Fund would be an unsecured creditor with respect to cash balances in excess of $250,000 held at a single banking institution insured by the FDIC, and therefore the Fund may not ultimately recover any such excess amounts. In addition, FDIC deposit insurance does not extend to certain other assets held by a banking institution (e.g., bond investments, U.S. Treasury bills or notes).
If a banking institution that provides all or a part of a credit facility, other borrowings and/or other services to the Fund fails, the Fund could be unable to draw funds under such credit facilities and may not be able to obtain replacement credit facilities or other services from other lending institutions with similar terms. If the Fund’s credit facilities and accounts are provided by the same banking institution, and such banking institution fails, the Fund could face significant difficulties in funding any near-term obligations it has in respect of its investments or otherwise. Even if the banking institutions used by the Fund remain solvent, continued volatility in the banking sector could cause or intensify an economic recession and make it more difficult for the Fund to obtain or refinance its credit facilities and other indebtedness at all or on as favorable terms as could otherwise have been obtained.

Similarly, the banking institutions that the portfolio companies in which the Fund may invest have depositor or lending arrangements may fail. This would have a material adverse effect on such portfolio companies, the Fund and its Shareholders, including by preventing such portfolio companies from making principal and interest payments or other applicable payments owed with respect to the Fund’s investments. Generally, neither the Adviser nor the Administrator have a meaningful role in selecting the banking institutions used by the portfolio companies in which the Fund invests. Instead, the Adviser and the Administrator generally rely on the management team of the portfolio companies to select
appropriate banking services.

Risks Relating to the Funds Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Fund’s Investments
Our investments may be risky and, subject to compliance with our 80% test, there is no limit on the amount of any such investments in which we may invest.
The Fund is Subject to General Risks.
A fundamental risk associated with the Fund’s investment strategy is that the companies in whose debt the Fund invests will be unable to make regular payments (
e.g.
, principal and interest payments) when due, or at all, or otherwise fail to perform. Portfolio companies could deteriorate as a result of, among other factors, an adverse development in their business, poor performance by their management teams, a change in the competitive environment, an economic downturn or legal, tax or regulatory changes. Portfolio companies that the Adviser expects to remain stable may in fact operate at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
The Fund’s Portfolio Companies May be Highly Leveraged.
The Fund’s portfolio companies may be highly leveraged, and there may be no restriction on the amount of debt a portfolio company can incur. Substantial indebtedness may add additional risk with respect to a portfolio company, and could (i) limit its ability to borrow money for its working capital, capital expenditures, debt service requirements, strategic initiatives or other purposes; (ii) require it to dedicate a substantial portion of its cash flow from operations to the repayment of its indebtedness, thereby reducing funds available to it for other purposes; (iii) make it more highly leveraged than some of its competitors, which may place it at a competitive disadvantage; and/or (iv) subject it to restrictive financial and operating covenants, which may preclude it from favorable business activities or the financing of future operations or other capital needs. In some cases, proceeds of debt incurred by a portfolio company could be paid as a dividend to shareholders rather than retained by the portfolio company for its working capital. Leveraged companies are often more sensitive to declines in revenues, increases in expenses, and adverse business, political, or financial developments or economic factors such as a significant rise in interest rates, a severe downturn in the economy or deterioration in the condition of such companies or their industries. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
If a portfolio company is unable to generate sufficient cash flow to meet principal and interest payments to its lenders, it may be forced to take other actions to satisfy such obligations under its indebtedness. These alternative measures may include reducing or delaying capital expenditures, selling assets, seeking additional capital, or restructuring or refinancing indebtedness. Any of these actions could significantly reduce the value of the Fund’s investment(s) in such portfolio company. If such strategies are not successful and do not permit the portfolio company to meet its scheduled debt service obligations, the portfolio company may also be forced into liquidation, dissolution or insolvency, and the value of the Fund’s investment in such portfolio company could be significantly reduced or even eliminated. Where the Fund receives payment in kind or “PIK” interest with respect to an investment, over time such investment’s principal balance will increase, making such investment more highly leveraged.
The Fund is Subject to Risks Relating to Issuer/Borrower Fraud.
Of paramount concern in originating loans is the possibility of material misrepresentation or omission on the part of borrowers or guarantors. Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund or its affiliates to perfect or effectuate a lien on the collateral securing the loan. The Fund or its affiliates will rely upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.
The Fund is Subject to Risks Due to its Reliance on Portfolio Company Management.
The Adviser generally will seek to monitor the performance of investments in operating companies either through interaction with the board of the applicable company and/or by maintaining an ongoing dialogue with the company’s management and/or sponsor team. However, the Fund generally will not be in a position to control any borrower by virtue of investing in its debt and the portfolio company’s management will be primarily responsible for the operations of the company on a day-to-day
basis. Although it is the intent of the Fund to invest in companies with strong management teams, there can be no assurance that the existing management team, or any new one, will be able to operate the company successfully. In addition, the Fund is subject to the risk that a borrower in which it invests may make business decisions with which the Fund disagrees and the management of such borrower, as representatives of the common equity holders, may take risks or otherwise act in ways that do not serve the interests of the debt investors, including the Fund. Furthermore, in exercising its investment discretion, the Adviser may in certain circumstances commit funds of the Fund to other entities that will be given a mandate to make certain investments consistent with the Fund’s investment objective and that may earn a performance-based fee on those investments. Once such a commitment is made, such entities will have full control over the investment of such funds, and the Adviser will cease to have such control.
The Fund is Subject to Risks Relating to Environmental Matters.
Ordinary operation or the occurrence of an accident with respect to the portfolio companies in which the Fund invest could cause major environmental damage, which may result in significant financial distress to the Fund’ investments and any portfolio company holding such assets, even if covered by insurance. Certain environmental laws and regulations may require that an owner or operator of an asset address prior environmental contamination, which could involve substantial cost and other liabilities. The Fund (and the shareholders) may therefore be exposed to substantial risk of loss from environmental claims arising in respect of its investments. Furthermore, changes in environmental laws or regulations or the environmental condition of an investment may create liabilities that did not exist at the time of its acquisition and that could not have been foreseen. Even in cases where the Fund are indemnified by the seller with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the seller to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities. See also “
– The Fund is Subject to Risks from Provision of Managerial Assistance and Control Person Liability
” below.
The Value of Certain Portfolio Investments May Not be Readily Determinable
. The Fund expects that many of its portfolio investments will take the form of securities that are not publicly traded. The fair value of loans, securities and other investments that are not publicly traded may not be readily determinable, and will be valued at fair value as determined in good faith by the Adviser, including to reflect significant events affecting the value of the Fund’s investments. Most, if not all, of the Fund’s investments (other than cash and cash equivalents) will be classified as Level 3 assets under Topic 820 of the U.S. Financial Accounting Standards Board’s Accounting Standards Codification, as amended, Fair Value Measurements and Disclosures (“ASC Topic 820”). This means that the Fund’s portfolio valuations will be based on unobservable inputs and the Fund’s assumptions about how market participants would price the asset or liability in question. The Fund expects that inputs into the determination of fair value of portfolio investments will require significant management judgment or estimation. Even if observable market data are available, such information may be the result of consensus pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding
nature of consensus pricing and/or quotes accompanied by disclaimers materially reduces the reliability of such information. The Fund expects to retain the services of one or more independent service providers to review the valuation of these loans and securities. The types of factors that may be taken into account in determining the fair value of investments generally include, as appropriate, comparison to publicly-traded securities including such factors as yield, maturity and measures of credit quality, the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, determinations of fair value may differ materially from the values that would have been used if a ready market for these loans and securities existed. The Fund’s net asset value could be adversely affected if determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such loans and securities. In addition, the method of calculating the management fee and incentive fee may result in conflicts of interest between the Adviser, on the one hand, and investors on the other hand, with respect to the valuation of investments.
The Fund May Elect Not to or May be Unable to Make
Follow-On
Investments in Portfolio Companies
.
Following an initial investment in a portfolio company, the Fund may make additional investments in that portfolio company as
“follow-on”
investments, in order to:

•	increase or maintain in whole or in part the Fund’s voting percentage;

•	exercise warrants, options or convertible securities that were acquired in the original or subsequent financing; or

•	attempt to preserve or enhance the value of the Fund’s investment.
The Fund may elect not to make
follow-on
investments or otherwise lack sufficient funds to make those investments.
The Fund has the discretion to make any
follow-on
investments, subject to the availability of capital resources. The failure to make follow-on
investments may, in some circumstances, jeopardize the continued viability of a portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on
investment, it may elect not to make a
follow-on
investment because it may not want to increase its concentration of risk, because it prefers other opportunities or because it is inhibited by compliance with BDC requirements, or compliance with the requirements for maintenance of its RIC status.
The Fund May Be Subject to Risks Due to Not Holding Controlling Equity Interests in Portfolio Companies
. The Fund does not generally intend to take controlling equity positions in the Fund’s portfolio companies. To the extent that the Fund does not hold a controlling equity interest in a portfolio company, it will be subject to the risk that such portfolio company may make business decisions with which the Fund disagrees, and the shareholders and management of such portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity for the debt and equity investments that the Fund typically holds in portfolio companies, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a portfolio company, and may therefore suffer a decrease in the value of its investments.
The Fund is Subject to Risks Relating to Defaults by Portfolio Companies
. A portfolio company’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on the portfolio company’s assets representing collateral for its obligations. This could trigger cross defaults under other agreements and jeopardize the portfolio company’s ability to meet its obligations under the debt that the Fund holds and the value of any equity securities the Fund owns. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company.
The Fund is Subject to Risks Relating to Third Party Litigation
.
The Fund’s investment activities subject it to the normal risks of becoming involved in litigation initiated by third parties. This risk is somewhat greater where the Fund exercises control or influence over a company’s direction. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by the Fund (to the extent not borne by the portfolio companies) and would reduce net assets. The Adviser and others are indemnified in connection with such litigation, subject to certain conditions.
Inflation May Adversely Affect the Business, Results of Operations and Financial Condition of Our Portfolio Companies.
Certain of our portfolio companies may be impacted by inflation. If such portfolio companies are unable pass any increases in their costs along to their customers, it could adversely affect their results and their ability to pay interest and principal on our loans. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future unrealized losses and therefore reduce our net assets resulting from operations.
The Fund is Subject to Risks Related to Reliance on Projections.
The Fund may rely upon projections developed by the Adviser concerning an investment’s future performance, outcome and cash flow. Projections are inherently subject to uncertainty and factors beyond the control of the Adviser. The inaccuracy of certain assumptions, the failure to satisfy certain requirements and the occurrence of other unforeseen events could impair the ability of an investment to realize projected values, outcomes and cash flow.
Economic Conditions May Have Adverse Effects on the Fund and the Portfolio Companies.
The Fund and the portfolio companies in which the Fund invests may be adversely affected by deterioration in the financial markets and economic conditions throughout the world, some of which may magnify the risks described herein and have other adverse effects. Deteriorating market conditions could result in increasing volatility and illiquidity in the global credit, debt and equity markets generally. The duration and ultimate effect of adverse market conditions cannot be accurately forecast, nor is it known whether or the degree to which such conditions may remain stable or worsen. Deteriorating market conditions and uncertainty regarding economic markets generally could result in declines in the market values of potential investments or declines in the market values of investments after they are acquired by the Fund. Such declines could lead to weakened investment opportunities for the Fund, could prevent the Fund from successfully meeting its investment objective or could require the Fund to dispose of investments at a loss while such unfavorable market conditions prevail. In addition, the investment opportunities of the Fund may be dependent in part upon the consummation of leveraged buyouts and other private equity sponsored transactions, recapitalizations, refinancings, acquisitions and structured transactions. If fewer of these transactions occur than the Adviser expects, there may be limited investment opportunities for the Fund. Periods of prolonged market stability may also adversely affect the investment opportunities available to the Fund.
The Fund is Subject to Risks Relating to Reduced Investment Opportunities.
The Adviser believes that volatility and instability in the credit markets can create significant investment opportunities for the Fund. When the credit markets stabilize, in particular, in the Fund’s target upper middle market sector, there may be reduced investment opportunities for the Fund and/or the Fund may not be able acquire investments on favorable terms. Periods of prolonged market stability may also adversely affect the investment opportunity set available to the Fund.
The Fund is Subject to Risks Relating to Investments in Undervalued Assets.
The Fund may invest in undervalued loans and other assets as part of its investment strategy. The identification of investment opportunities in undervalued loans and other assets is a difficult task, and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued assets offer the opportunity for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial or complete losses.
The Fund may incur substantial losses related to assets purchased on the belief that they were undervalued by their sellers, if they were not in fact undervalued at the time of purchase. In addition, the Fund may be required to hold such assets for a substantial period of time before realizing their anticipated value, and there is no assurance that the value of the assets would not decline further during such time. Moreover, during this period, a portion of the Fund’s assets would be committed to those assets purchased, thus preventing the Fund from investing in other opportunities. In addition, the Fund may finance such purchases with borrowed funds and thus will have to pay interest on such borrowed amounts during the holding period.
The Fund Operates in a Competitive Debt Environment.
The business of investing in debt investments is highly competitive and involves a high degree of uncertainty. Market competition for investment opportunities includes traditional lending institutions, including commercial and investment banks, as well as a growing number of non-traditional
participants, such as private credit funds, hedge funds, private equity funds, mezzanine funds, and other private investors, as well as BDCs, and debt-focused competitors, such as issuers of CLOs and other structured loan funds. In addition, given the Fund’s target investment size and investment type, the Adviser expects a large number of competitors for investment opportunities. Some of these competitors may have access to greater amounts of capital and to capital that may be committed for longer periods of time or may have different return thresholds than the Fund, and thus these competitors may have advantages not shared by the Fund. In addition, competitors may have incurred, or may in the future incur, leverage to finance their debt investments at levels or on terms more favorable than those available to the Fund. Furthermore, competitors may offer loan terms that are more favorable to borrowers, such as less onerous borrower financial and other covenants, borrower rights to cure defaults, and other terms more favorable to borrowers than current or historical norms. Strong competition for investments could result in fewer investment opportunities for the Fund, as certain of these competitors have established or are establishing investment vehicles that target the same or similar investments that the Fund intends to purchase.
Over the past several years, many investment funds have been formed with investment objectives similar to those of the Fund, and many such existing funds have grown in size and have added larger successor funds to their platform. These and other investors may make competing offers for investment opportunities identified by the Adviser which may affect the Fund’s ability to participate in attractive investment opportunities and/or cause the Fund to incur additional risks when competing for investment opportunities. Moreover, identifying attractive investment opportunities is difficult and involves a high degree of uncertainty. The Adviser may identify an investment that presents an attractive investment opportunity but may not be able to complete such investment in a manner that meets the objectives of the Fund. The Fund may incur significant expenses in connection with the identification of investment opportunities and investigating other potential investments that are ultimately not consummated, including expenses related to due diligence, transportation and legal, accounting and other professional services as well as the fees of other third-party service providers.
The Fund is Subject to Risks Relating to Illiquidity of the Fund’s Assets and Distributions In Kind.
The Fund invests primarily in private illiquid debt, loans and other assets for which no (or only a limited) liquid market exists or that are subject to legal or other restrictions on transfer and are difficult to sell in a secondary market. In some cases, the Fund may be prohibited from selling such investments for a period of time or otherwise be restricted from disposing of such investments. The market prices, if any, for such assets tend to be volatile, and may fluctuate due to a variety of factors that are inherently difficult to predict. Furthermore, the types of investments made may require a substantial length of time to liquidate due to the lack of an established market for such investments or other factors. As a result, there is a significant risk that the Fund may be unable to realize its investment objective by sale or other disposition at attractive prices or will otherwise be unable to complete any exit strategy. Accordingly, the Adviser is unable to predict with confidence what, if any, exit strategies will ultimately be available for any given asset. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal or other reasons, and the Fund may not be able to sell assets when the Fund desires to do so or to realize what the Adviser perceives to be the fair value of its assets in the event of a sale. Further, although the Adviser may at the time of making investments expect a certain portion of such investments to be refinanced or repaid before maturity, depending on economic conditions, interest rates and other variables, borrowers may not finance or repay loans early. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. In addition, in times of extreme market disruption, there may be no market at all for one or more asset classes, potentially resulting in the inability of the Fund to dispose of its assets for an indefinite period of time. Even if investments are successful, they are unlikely to produce a realized return to shareholders for a period of years. Furthermore, a portion of interest on investments is paid in kind rather than in cash to the Fund.
The Fund is Subject to Risks Relating to Priority of Repayment of Debt Investments.
The characterization of an investment as senior debt or senior secured debt does not mean that such debt will necessarily have repayment priority with respect to all other obligations of a portfolio company. Portfolio companies may have, and/or may be permitted to incur, other debt and liabilities that rank equally with or senior to the senior loans in which the Fund invests. If other indebtedness is incurred that ranks in parity in right of payment or proceeds of collateral with respect to debt securities in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors in the event of a liquidation, reorganization, insolvency, dissolution or bankruptcy of such a portfolio company. Where the Fund holds a first lien to secure senior indebtedness, the portfolio companies may be permitted to issue other senior loans with liens that rank junior to the first liens granted to the Fund. The intercreditor rights of the holders of such other junior lien debt may, in any liquidation, reorganization, insolvency, dissolution or bankruptcy of such a portfolio company, affect the recovery that the Fund would have been able to achieve in the absence of such other debt.
Even where the senior loans held by the Fund are secured by a perfected lien over a substantial portion of the assets of a portfolio company and its subsidiaries, the portfolio company and its subsidiaries will often be able to incur a substantial amount of additional indebtedness, which may have an exclusive lien over particular assets. For example, debt and other liabilities incurred by non-guarantor
subsidiaries of portfolio companies will be structurally senior to the debt held by the Fund. Accordingly, any such debt and other liabilities of such subsidiaries would, in the event of liquidation, dissolution, insolvency, reorganization or bankruptcy of such subsidiary, be repaid in full before any distributions to an obligor of the loans held by the Fund. Furthermore, these other assets over which other lenders have a lien may be substantially more liquid or valuable than the assets over which the Fund has a lien. The Fund invests in second-lien secured debt, which compounds the risks described in this paragraph.
The Fund is Subject to Risks Relating to Certain Guarantees.
The
Fund may invest in debt that is guaranteed by a subsidiary of the issuer. In some circumstances, guarantees of secured debt issued by subsidiaries of a portfolio company and held by the Fund may be subject to fraudulent conveyance or similar avoidance claims made by other creditors of such subsidiaries under applicable insolvency laws. As a result, such creditors may take priority over the claims of the Fund under such guarantees. Under federal or state fraudulent transfer law, a court may void or otherwise decline to enforce such debt and the Fund would no longer have any claim against such portfolio company or the applicable guarantor. In addition, the court might direct the Fund to disgorge any amounts already received from the portfolio company or a guarantor. In some cases, significant subsidiaries of portfolio companies may not guarantee the obligations of the portfolio company; in other cases, a portfolio company may have the ability to release subsidiaries as guarantors of the portfolio company’s obligations. The repayment of such investments may depend on cash flow from subsidiaries of a portfolio company that are not themselves guarantors of the portfolio company’s obligations.
The Fund is Subject to Risks Relating to Secured Loans.
Most of the loans held by the Fund are secured. These investments may be subject to the risk that the Fund’s security interests in the underlying collateral are not properly or fully perfected. Compounding these risks, the collateral securing debt investments will often be subject to casualty or devaluation risks.
The Fund is Subject to Risks Relating to Senior Secured Debt and Unitranche Debt.
When the Fund invests in senior secured term debt and unitranche debt, it will generally take a security interest in the available assets of these portfolio companies, including equity interests in their subsidiaries. There is a risk that the collateral securing the Fund’s investments may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Also, in some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a portfolio company’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies.
From time to time, the Fund may invest in unitranche loans with
“first-out”
and
“last-out”
payment streams (either set up at closing or arranged after closing) (each, a “Retranched Loan”). Each Retranched Loan is generally expected to be documented under a single credit agreement with a single set of security agreements. Retranched Loans effectively create senior and junior loans with so called ‘first out lenders’ (“First Out Lenders”) receiving payments in priority to ‘last out lenders’ (“Last Out Lenders”) under certain circumstances. Interest is typically allocated in a manner which provides the First Out Lenders with an effective lower interest rate than the Last Out Lenders as a result of the lower risk profile in connection with being ‘first out’. In such arrangements, principal is typically allocated pro rata
as between the First Out Lenders and Last Out Lenders until the occurrence of a trigger event, following which First Out Lenders will rank senior in priority to Last Out Lenders in terms of both interest and principal. In such an event, if the Last Out Lenders are not receiving cash interest payments, they will typically receive payment in kind or “PIK” interest (i.e., an increase to the principal balance of their loans). As a result, if the Fund acquires positions as Last Out Lenders, this would be more akin to that of second lien lenders and therefore the Fund would not expect to recover any of its outstanding principal or interest until the First Out Lenders have been repaid in full. Further, any veto rights with respect to voting and/or enforcement as between the First Out Lenders and the Last Out Lenders may also be negotiated for each transaction. As a result, even where the Fund acquires a majority stake in Retranched Loans, there can be no assurance that the Fund, as a Last Out Lender, will be in a position to direct enforcement of the security granted in respect of the Retranched Loans or be able to prevent certain decisions being taken by the First Out Lenders that may be adverse to the interests of the Fund. An agreement among lenders may also have restrictions on assignment, including requiring the Fund (as a lender) to give a right of first refusal to other lenders in the same Retranched Loan. Consequently, the Fund may not have the same liquidity in Retranched Loans as it would in a stand-alone credit facility.
The Fund is Subject to Business and Credit Risks.
Investments made by the Fund generally will involve a significant degree of financial and/or business risk. The securities in which the Fund invests may pay fixed, variable or floating rates of interest, and may include zero-coupon
obligations or interest that is
paid-in-kind
(which tend to increase business and credit risks if an investment becomes impaired because there would be little to no realized proceeds through cash interest payments prior to such impairment). These types of securities are subject to the risk of the issuer’s inability to make principal and interest payments on its obligations (
i.e.
, credit risk) and are also subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (
i.e.
, market risk).
Business risks may be more significant in smaller portfolio companies or those that are embarking on a build-up
or operating turnaround strategy. Such companies may have no or short operating histories, new technologies and products and their management teams may have limited experience working together, all of which enhance the difficulty of evaluating these investment opportunities. The management of such companies will need to implement and maintain successful finance personnel and other operational strategies and resources in order to become and remain successful. Other substantial operational risks to which such companies are subject include uncertain market acceptance of the company’s services, a potential regulatory risk for new or untried and/or untested business models (if applicable), products and services to the extent they relate to regulated activities in the relevant jurisdiction, high levels of competition among similarly situated companies, lower capitalizations and fewer financial resources and the potential for rapid organizational or strategic change. Such companies will have no or short operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow.

The Fund’s Investments May be Affected by Force Majeure Events.
The instruments in which the Fund invests may be affected by force majeure events (
i.e.
, events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a portfolio company to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a portfolio company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more companies or its assets, could result in a loss, including if the Fund’s investment in such issuer is cancelled, unwound or acquired (which could be without what the Adviser considers to be adequate compensation). Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. To the extent the Fund is exposed to investments in issuers that as a group are exposed to such force majeure events, the Fund’s risks and potential losses are enhanced.
The Fund is Subject to Risks Relating to Infectious Disease and Pandemics
. Certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Outbreaks such as the severe acute respiratory syndrome, avian influenza, H1N1/09, and the coronavirus
(COVID-19),
or other similarly infectious diseases may have material adverse impacts on the Fund, the Adviser, their respective affiliates and portfolio companies. Actual pandemics, or fear of pandemics, can trigger market disruptions or economic turndowns with the consequences described above. The Adviser cannot predict the likelihood of disease outbreaks occurring in the future nor how such outbreaks may affect the Fund’s investments.
The outbreak of disease epidemics may result in the closure of the Adviser’s and/or a portfolio company’s offices or other businesses, including office buildings, retail stores and other commercial venues and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a portfolio company’s business which may adversely affect the ability of a portfolio company to perform its obligations, (b) disruption of regional or global trade markets and/or the availability of capital, (c) the availability of leverage, including an inability to obtain indebtedness at all or to the Fund’s desired degree, and less favorable timing of repayment and other terms with respect to such leverage, (d) trade or travel restrictions which impact a portfolio company’s business and/or (e) a general economic decline and have an adverse impact on the Fund’s value, the Fund’s investments, or the Fund’s ability to make new investments. If a future pandemic occurs during a period when the Fund expects to be harvesting its investments, the Fund may not achieve its investment objective or may not be able to realize its investments within the Fund’s term.
The Fund Invests in Loans with Limited Amortization Requirements.
The Fund invests in loans that have limited mandatory amortization requirements. While such a loan may obligate a portfolio company to repay the loan out of asset sale proceeds or with annual excess cash flow, such requirements may be subject to substantial limitations and/or “baskets” that would allow a portfolio company to retain such proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that a portfolio company will not be able to repay or refinance the loans held by the Fund when they come due at their final stated maturity.
The Fund is Subject to Risks Relating to Potential Early Redemption of Some Investments.
The terms of loans in which the Fund invests may be subject to early redemption features, refinancing options, prepayment options or similar provisions which, in each case, could result in the issuer repaying the principal of an obligation held by the Fund earlier than expected, either with no or a nominal prepayment premium. This may happen when there is a decline in interest rates, or when the borrower’s improved credit or operating or financial performance allows the refinancing of certain classes of debt with lower cost debt or when general credit market conditions improve. Assuming an improvement in the credit market conditions, early repayments of the debt held by the Fund could increase. There is no assurance that the Fund will be able to reinvest proceeds received from prepayments in assets that satisfy its investment objective, and any delay in reinvesting such proceeds may materially affect the performance of the Fund. Conversely, if the prepayment does not occur within the expected timeframe or if the debt does not otherwise become liquid, the Fund may continue in operation for longer than expected or the Fund may make distributions in kind.
The Fund is Subject to Risks Relating to Licensing Requirements.
Certain banking and regulatory bodies or agencies in or outside the United States may require the Fund, the Adviser, its affiliates and/or certain of their respective employees to obtain licenses or authorizations to engage in many types of lending activities including the origination of loans. It may take a significant amount of time and expense to obtain such licenses or authorizations and the Fund may be required to bear the cost of obtaining such licenses and authorizations. There can be no assurance that any such licenses or authorizations would be granted or, if granted, whether any such licenses or authorizations would impose restrictions on the Fund. Such licenses or authorizations may require the disclosure of confidential information about the Fund, shareholders or their respective affiliates, including the identity, financial information and/or information regarding the shareholders and their officers and trustees. The Fund may not be willing or able to comply with these requirements. Alternatively, the Adviser and/or its affiliates may be compelled to structure certain potential investments in a manner that would not require such licenses and authorizations, although such transactions may be inefficient or otherwise disadvantageous for the Fund and/or any relevant portfolio company, including because of the risk that licensing authorities would not accept such structuring alternatives in lieu of obtaining a license or authorization. The inability of the Fund, the Adviser, the Adviser’s affiliates and/or certain of their respective employees to obtain necessary licenses or authorizations, the structuring of an investment in an inefficient or otherwise disadvantageous manner, or changes in licensing regulations, could adversely affect the Fund’s ability to implement its investment program and achieve its intended results. Further, the regulatory regimes related to certain assets may be complex, and therefore the Adviser and/or its affiliates may be required to incur significant expenses in order to comply.
The Fund is Subject to Risks Relating to Minority Investments; Joint Ventures;
Co-Investment
or Sourcing Programs.
The Fund may make minority equity investments in entities in which the Fund does not control the business or affairs of such entities. In addition, the Fund has and intends to continue to co-invest
with other parties including through partnerships, joint ventures, sourcing and syndication programs. In certain of these cases, the Adviser may share management fees, incentive fees and/or other forms of compensation with such parties and the Fund may pay, and is expected to pay, fees or other compensation to sourcing partners or other third parties to access deal opportunities, as described in “ –
The Fund is Subject to Risks Associated with Sourcing, Operating or Joint Venture Partners
” above. The Adviser expects that in some cases the Fund will have control over, or significant influence on, the decision making of joint ventures or underlying investments. However, in other cases, in particular with respect to certain terms, amendments and waivers related to the underlying loans, the joint venture partner may have controlling or blocking rights (including because certain decisions require unanimous approval of the joint venture partners) or a tie vote among joint venture partners may be resolved by an appointed third party. In addition, the Fund may enter into arrangements with one or more sourcing partners to identify investment opportunities for the Fund, including with respect to particular types of investments or particular sectors or regions. In connection with such sourcing arrangements, in exchange for access to deal opportunities to evaluate, the Fund expects to agree to certain contractual terms relating to the sourced investments, including a requirement that the Fund will, under certain circumstances, vote its interests consistently with the votes cast by the sourcing partner (including, in some cases, relating to amendments and waivers in default scenarios). Accordingly, in such cases, the Fund would not have the ability to make its own voting determinations and may be required to vote in a manner it would not otherwise have chosen to vote absent such agreement. It is expected that any such voting requirements would also be applicable to any future assignee of the loan or other debt instrument, which could negatively affect the Fund’s ability to sell or otherwise transfer the investment.
Where a joint venture, sourcing or
co-investing
partner or third party has controlling or blocking rights or decision-making power with respect to a joint venture matter or an underlying investment, there can be no assurance that the matter will be resolved in the manner desired by the Fund. In addition, these types of voting arrangements may slow the decision-making process and hinder the Fund’s ability to act quickly.

Cooperation among joint venture partners, sourcing partners or co-investors
on existing and future business decisions will be an important factor for the sound operation and financial success of any joint venture, sourcing or other business relationships in which the Fund is involved. In particular, a joint venture or sourcing partner or co-investor
may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to limit or otherwise protect the value of one or more of the Fund’s investments. Disputes among joint venture partners or co-investors
over obligations, expenses or other matters could have an adverse effect on the financial conditions or results of operations of the relevant businesses. Disputes with sourcing partners may limit the Fund’s investment opportunities in the future. In addition, the Fund may in certain circumstances be liable for actions of, or be obligated to indemnify, its joint venture or sourcing partners. In certain circumstances, the day-to-day
operations of a joint venture may be delegated to the joint venture partner and its employees. In such circumstances, the Adviser may not have, or may not have timely, visibility to issues that are not raised by the joint venture partner to the governing body of the joint venture, which issues may adversely impact the Fund’s investments.
In certain cases, conflicts of interest may arise between the Fund and a joint venture, co-investment
or sourcing partner, for example, because such partner has invested in a different level of the issuer’s capital structure, it has different investment goals or timelines, because its management team may have an incentive plan which incentivizes risk-taking, or because it has a different or more expansive commercial relationship with the underlying portfolio company or asset owner, or in the case of a joint venture partner, because the partner also acts as lender to the joint venture. There can be no assurance that the partner with divergent interests from the Fund will cause the joint venture or other sourcing or co-investment
programs to be managed in a manner that is favorable to the Fund. Those conflicts of interest may become more acute where the Fund has agreed to limit its voting rights with respect to investments sourced by such partner. In addition, it is anticipated that the Fund could be invested in debt instruments issued by a joint venture entity while one or more Other HPS Investors will be invested in equity interests in such entity or vice versa, which presents certain potential conflicts of interest with respect to the capital structure of such entity.
The Fund is Subject to Risks from Provision of Managerial Assistance and Control Person Liability
.
The Fund may obtain rights to participate in the governance of certain of the Fund’s portfolio companies. In such instances, the Fund typically will designate board members to serve on the boards of portfolio companies. The designation of representatives and other measures contemplated could expose the assets of the Fund to claims by a portfolio company, its security holders and its creditors, including claims that the Fund is a controlling person and thus is liable for securities laws violations and other liabilities of a portfolio company. The exercise of control over a company may impose additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. If these liabilities were to arise, the Fund might suffer a significant loss. These measures also could result in certain liabilities in the event of the bankruptcy or reorganization of a portfolio company, could result in claims against the Fund if the designated board members violate their fiduciary or other duties to a portfolio company or fail to exercise appropriate levels of care under applicable corporate or securities laws, environmental laws or other legal principles, and could expose the Fund to claims that it has interfered in management to the detriment of a portfolio company. While the Adviser intends to operate the Fund in a way that will minimize the exposure to these risks, the possibility of successful claims cannot be precluded, nor can there be any assurance as to whether laws, rules, regulations and court decisions will be expanded or otherwise applied in a manner that is adverse to portfolio companies and the Fund and the shareholders.
The Fund is Subject to Social Media Risk.
The increasing use of social media platforms presents new risks and challenges that may impact the Fund’s investments. In recent years, there has been a notable increase in the influencer industry and the use of social media platforms, including blogs, chat platforms, social media websites and apps and other forms of Internet-based communications which facilitate direct access to a broad audience of consumers and other interested persons. The rising popularity of such platforms and other consumer-oriented technologies has increased the speed and accessibility of information and mis-information
dissemination. Many

social media platforms immediately publish the content their subscribers and participants post often without filters or checks on accuracy of the content posted. Information posted on such platforms at any time may be adverse to the interests of the Adviser, its affiliates, the Fund or a portfolio company. The dissemination of negative or inaccurate information related to the Adviser, its affiliates, the Fund or a portfolio company via social media could harm their business, reputation, financial condition, and results of operations, which could adversely affect the Fund’s investments and, due to reputational considerations, may influence the Adviser’s and/or its affiliate’s decision as to whether to remain invested in such investments.
The Fund is Subject to Risks of Investments in Certain Countries.
The Fund makes investments in a number of different countries, some of which may prove unstable. Depending on the country in which a portfolio company is located, such investments may involve a number of risks, including the risk of adverse political developments such as nationalization, confiscation without fair compensation or war, and the risk of regulations which might prevent the implementation of cost cutting or other operational improvements.
A portion of the Fund’s assets have been and continue to be invested in loans denominated in currencies other than the U.S. dollar or the price of which is determined with references to such currencies. As a result, any fluctuation in exchange rates will affect the value of investments. The Fund generally expects to employ hedging techniques designed to reduce the risk of adverse movements in currency exchange rates. Furthermore, the Fund may incur costs in connection with conversions between various currencies.
Investments in corporations or assets in certain countries may require significant government approvals under corporate, securities, exchange control, foreign investment and other similar laws. In addition, such investments may give rise to taxes in local jurisdictions, for which a shareholder may not be entitled to any corresponding credit or tax benefit to a shareholder. Such investments may also give rise to tax filing obligations for shareholders in these jurisdictions, although the Adviser may structure such investments so as to prevent such obligations from being imposed on shareholders. Also, some governments from time to time may impose restrictions intended to prevent capital flight, which may, for example, involve punitive taxation (including high withholding taxes) on certain securities or asset transfers or the imposition of exchange controls making it difficult or impossible to exchange or repatriate the local currency. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors.
The availability of information within developing countries and emerging market jurisdictions, including information concerning their economies and the securities of companies in such countries, and the amount of government supervision and regulation of private companies in developing countries, generally is more limited than is the case in more developed countries. The accounting, auditing and financial reporting standards and practices of certain countries may not be equivalent to those employed in more developed countries and may differ in fundamental respects. Accordingly, the Fund’s ability to conduct due diligence in connection with their investments and to monitor the investments may be adversely affected by these factors. The Fund may not be in a position to take legal or management control of its investments in certain countries. It may have limited legal recourse in the event of a dispute, and remedies might have to be pursued in the courts of the country in question where it may be difficult to obtain and enforce a judgment.
The Fund is Subject to Risks Relating to its Hedging Strategy and Policies.
The Fund generally expects to employ hedging or other risk management techniques designed to reduce the risk of investment loss due to adverse interest rate or currency movements, credit market risk and certain other risks. There can be no assurance that any hedging transactions will be successful or comprehensive. For example, the Fund may not be able to or may elect not to hedge interest payments in foreign currencies. Similarly, the Fund may hedge certain credit markets generally in order to seek to provide overall risk reduction to the Fund. The variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged creates the possibility that losses on the hedge may be greater, or gains smaller, than losses or gains, as the case may be, in the value of the underlying position. While the transactions implementing such hedging strategies may reduce certain risks, such transactions themselves may entail certain other risks, such as the risk that counterparties to such transactions may default on their obligations and the risk that the prices and/or cash flows being hedged behave differently than expected. Thus, while the Fund may benefit from the use of hedging mechanisms, unanticipated changes in interest rates, currency exchange rates, commodity prices, securities prices or credit market movements may result in a poorer overall performance for the Fund than if it had not entered into such hedging transactions. Additionally, hedging transactions will add to the cost of an investment, may require ongoing cash payments to counterparties, may subject the Fund to the risk that the counterparty defaults on its obligations, and may produce different economic or tax consequences to the shareholders than would apply if the Fund had not entered into such hedging transactions. The Fund may engage in short selling and use derivative instruments (including commodities hedging instruments) in implementing hedging transactions, including futures contracts, swaps, forward contracts, and options. Furthermore, upon the bankruptcy, insolvency or liquidation of any counterparty, the Fund may be deemed to be a general unsecured creditor of such counterparty and could suffer a total loss with respect to any positions and/or transactions with such counterparty.
In response to market events, the SEC and other national regulators have imposed, and may continue to impose, restrictions on and reporting obligations with respect to short selling. Uncertainty surrounding the confidential nature of the required disclosures of the Fund’s short sales could discourage short selling by the Fund in circumstances where HPS believes that the public disclosure of such short sales may be adverse to the Fund’s interests. In addition, limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment programs, including its ability to hedge certain exposures and execute transactions to implement its risk management guidelines, and any such limitations may adversely affect the performance of the Fund.
The Fund is Subject to Risks Relating to Derivatives.
Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may, directly or indirectly, use various derivative instruments including options contracts, futures contracts, swaps, forward contracts, options on futures contracts, indexed securities and swap agreements for hedging and risk management purposes. The Fund also may use derivative instruments to approximate or achieve the economic equivalent of an otherwise permitted investment (as if the Fund directly invested in the loans, claims or securities of the subject issuer) or if such instruments are related to an otherwise permitted investment. The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses that would not occur if such instruments had not been used. The use of derivative instruments may entail risks including, among others, leverage risk, volatility risk, duration mismatch risk, correlation risk and counterparty risk.
The Fund’s Ability to Enter into Transactions Involving Derivatives and Financial Commitment Transactions May Be Limited.
In August 2022, Rule
18f-4
under the 1940 Act, regarding the ability of a BDC (or a registered investment company) to use derivatives and other transactions that create future payment or delivery obligations (including reverse repurchase agreements and similar financing transactions), became effective. Under the newly adopted rule, BDCs that make significant use of derivatives are subject to a value-at-risk
leverage limit, a derivatives risk management program, testing requirements, and requirements related to board reporting. These new requirements will apply unless the BDC qualifies as a “limited derivatives user,” as defined in the rule. Under the new rule, a BDC may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the BDC has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Under the final rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, the Fund needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (
e.g.
, bank borrowings, if applicable) when calculating our asset coverage ratio. The Fund currently operates as a “limited derivatives user,” and these requirements may limit the Fund’s ability to use derivatives and/or enter into certain other financial contracts.
The Fund May Be Subject to Risks Related to Investments in Companies in the Software Industry.
The revenue, income (or losses) and valuations of software and other technology-related companies, including companies focused on the development of artificial intelligence, can and often do fluctuate suddenly and dramatically. This risk is heightened in an environment where market sentiment and investor enthusiasm for artificial intelligence-driven innovation may outpace actual business performance of certain software and other technology-related companies, potentially creating valuation bubbles that could burst with broader economic or market shifts.
In addition, because of rapid technological change, the average selling prices of software products have historically decreased over their productive lives. As a result, the average selling prices of software offered by our portfolio companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that we may hold. Additionally, companies operating in the software industry are subject to vigorous competition, changing technology, changing client and end-consumer
needs, evolving industry standards and frequent introductions of new products and services. The Fund’s portfolio companies in the software industry could compete with companies that are larger and could be engaged in a greater range of businesses or have greater financial, technical, sales or other resources than our portfolio companies do. The Fund’s portfolio companies could lose market share if their competitors introduce or acquire new products that compete with their software and related services or add new features to existing products. Any deterioration in the results of the Fund’s portfolio companies due to competition or otherwise could, in turn, materially adversely affect the Fund’s business, financial condition and results of operations.
Changes in Interest Rates May Adversely Affect the Fund’s Investments.
Many loans, especially fixed rate loans, decline in value when long-term interest rates increase. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to shareholders. In addition, in a low interest rate environment, borrowers may be less likely to prepay their debts and loans may therefore remain outstanding for a longer period of time.
The Fund is Subject to Risks Relating to Contingent Liabilities.
The Fund is expected to incur contingent liabilities in connection with an investment from time to time. For example, in connection with the disposition of an investment, the Fund may be required to make representations about the business and financial affairs of the underlying assets or business, or be responsible for the contents of disclosure documents. These arrangements may result in the incurrence of accrued expenses, liabilities or contingencies for which the Fund may establish reserves or escrow accounts. The Fund also expects to invest in a delayed draw or revolving credit facility. If the borrower subsequently draws down on the facility, the Fund would be obligated to fund the amounts due. The Fund may incur numerous other types of contingent liabilities. There can be no assurance that the Fund will adequately reserve for its contingent liabilities and that such liabilities will not have an adverse effect on the Fund.
The Fund is Subject to Risks Relating to High Yield Debt.
The Fund invests in “higher yielding” (and, therefore, generally higher risk) debt securities. In most cases, such debt will be rated below “investment grade” or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. There are no restrictions on the credit quality of the Fund’s loans. The market for high-yield securities has experienced periods of volatility and reduced liquidity. The market values of certain of these debt securities may reflect individual corporate developments. It is likely that a general economic recession or a major decline in the demand for products and services, in which the obligor operates, could have a materially adverse impact on the value of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these debt securities.

The Fund is Subject to Risks Relating to Investments in Unsecured Debt.
The Fund invests a portion of its investment portfolio in unsecured indebtedness, whereas all or a significant portion of the issuer’s senior indebtedness may be secured. In such situations, the ability of the Fund to influence a portfolio company’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors.
The Fund is Subject to Risks Relating to Subordinated Loans.
The Fund may acquire and/or originate subordinated loans. If a borrower defaults on a subordinated loan or on debt senior to the Fund’s loan, or in the event of the bankruptcy of a borrower, the loan held by the Fund will be satisfied only after the senior loans are repaid in full. Under the terms of typical subordination agreements, senior creditors may be able to block the acceleration of the subordinated debt or the exercise by holders of subordinated debt of other rights they may have as creditors. Accordingly, the Fund may not be able to take the steps necessary or sufficient to protect its investments in a timely manner or at all. In addition, subordinated loans may not always be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. If a borrower declares bankruptcy, the Fund may not have full or any recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. Further, the Adviser’s ability to amend the terms of the Fund’s loans, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings may be limited by intercreditor arrangements. In addition, the risks associated with subordinated loan securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) may adversely affect the borrower’s ability to pay principal and interest on its loan. Many obligors on subordinated loan securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, may also adversely affect such obligors’ ability to meet debt service obligations. The level of risk associated with investments in subordinated loans increases if such investments are loans of distressed or below investment grade issuers. Default rates for subordinated loan securities have historically been higher than has been the case for investment grade securities.
The Fund is Subject to Risks Relating to
Non-Recourse
Obligations
.
The Fund may invest in
non-recourse
obligations of issuers. Such obligations are payable solely from proceeds collected in respect of collateral pledged by an issuer to secure such obligations. None of the owners, officers, directors or incorporators of the issuers, board members, any of their respective affiliates or any other person or entity will be obligated to make payments on the obligations. Consequently, the Fund, as holder of the obligations, must rely solely on distributions of proceeds of collateral debt obligations and other collateral pledged to secure obligations for payments due in respect of principal thereof and interest thereon. If distributions of such proceeds are insufficient to make payments on the obligations, no other assets will be available for such payments and following liquidation of all the collateral, the obligations of the issuers to make such payments will be extinguished.
The Fund is Subject to Risks Relating to Publicly-Traded Securities.
Although not the investment focus of the Fund, the Fund may invest in publicly traded equity and debt securities. These investments are subject to certain risks, including the risk of loss from counterparty defaults, the risks arising from the volatility of the global fixed-income and equity markets, movements in the stock market and trends in the overall economy, increased obligations to disclose information regarding such companies, increased likelihood of shareholder litigation against such companies’ board members, which may include personnel of the Adviser or its affiliates, regulatory action by the SEC and increased costs associated with each of the aforementioned risks. When buying a publicly traded security or other publicly traded instruments, the Fund may be unable to obtain financial covenants or other contractual rights that the Fund might otherwise be able to obtain in making privately-negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in publicly traded securities or other publicly traded instruments, either when investigating a potential investment or after making an investment, as compared to a privately-negotiated investment. Publicly traded securities that are rated by rating agencies are often reviewed and may be subject to downgrade, which generally results in a decline in the market value of such security. Furthermore, the Fund may be limited in its ability to make investments and to sell existing investments in public securities or other publicly traded instruments because HPS or its affiliates may have material, non-public
information regarding the issuers of those securities or as a result of other policies of HPS or its affiliates. Accordingly, there can be no assurance that the Fund will make investments in public securities or other publicly traded instruments or, if it does, as to the amount it will invest. The inability to sell such securities or instruments in these circumstances could materially adversely affect the investment results of the Fund.
The Fund is Subject to Risks Associated with Originating Loans to Companies in Distressed Situations.
As part of its lending activities, the Fund or its affiliates may originate loans to companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although the terms of such financing may result in significant financial returns to the Fund, they involve a substantial degree of risk. Issuers of lower-rated securities generally are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, lower-rated investments may be thinly traded and there may be no established secondary or public market. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action.
The Fund is Subject to Risks Associated with Investments that May Become Distressed.
The Fund has made, and may continue to make, investments that become distressed due to factors outside the control of the Adviser. There is no assurance that there will be sufficient collateral to cover the value of the loans and/or other investments purchased by the Fund or that there will be a successful reorganization or similar action of the company or investment which becomes distressed. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. In addition, under applicable law, the Fund may not be able to participate in future financings for restructured investments. Under such circumstances, the returns generated from the Fund’s investments may not compensate the shareholders adequately for the risks assumed. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated, or disallowed, or may be found liable for damage suffered by parties as a result of such actions. In addition, under circumstances involving a portfolio company’s insolvency, payments to the Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment. Investments in restructurings involving
non-U.S.
portfolio companies may be subject to various laws enacted in the countries of their issuance for the protection of creditors. These considerations will differ depending on the country in which each portfolio company is located or domiciled.
Troubled company and other asset-based investments require active monitoring and may, at times, require participation in business strategy or reorganization proceedings by the Adviser and/or its affiliates. To the extent that the Adviser and/or its affiliates becomes involved in such proceedings, the Fund may have participated more actively in the affairs of the company than that assumed generally by a passive investor. In addition, involvement by the Adviser and/or its affiliates in an issuer’s or portfolio company’s reorganization proceedings could result in the imposition of restrictions limiting the Fund’s ability to liquidate its position in the issuer and/or portfolio company. Such investments would likely take more time to realize before generating any returns and may not generate income during the course of reorganization.
The Fund is Subject to Risks Associated with Management of Distressed Investments.
The Affiliated Group is actively engaged in advisory and management services for multiple Affiliated Group Accounts. Certain investments of the Fund may become distressed (a “Distressed Investment”), including as a result of an underlying portfolio company or issuer of an investment undergoing financial stress, restructuring or bankruptcy.

In such an event, the Adviser or its affiliates may supplement the investment team generally responsible for the management of the Fund’s portfolio with other investment professionals of the Adviser or its affiliates that are generally responsible for managing distressed and opportunistic investments on behalf of Affiliated Group Accounts (the “Distressed Investment Team”). The Distressed Investment Team may employ different investment or trading strategies with respect to the Distressed Investments than those that would otherwise have been employed by the investment team. In addition, the investment or trading strategies employed by the Distressed Investment Team with respect to the Distressed Investments may be influenced by investment decisions it makes, or strategies it employs, in managing similar investments for the benefit of the Affiliated Group Accounts. However, the investment or trading strategy for the Fund may be different than the strategy it employs in managing distressed or opportunistic investments in the Affiliated Group Accounts and, accordingly, such investments may produce different investment results for the Fund and the Affiliated Group Accounts. The Adviser will seek to manage the Fund, and HPS and the Adviser will seek to manage the Affiliated Group Accounts in accordance with their respective investment objectives and guidelines; however, the Affiliated Group including the Distressed Investment Team, may give advice and take action with respect to any current or future Affiliated Group Accounts that may compete or conflict with the advice given to the Fund, including with respect to the timing or nature of actions relating to certain investments.
The Fund is Subject to Risks Associated with Acquisitions of Portfolios of Loans
.
The Fund has invested in and may continue to invest in portfolios of loans. The Fund is unlikely to be able to evaluate the credit or other risks associated with each of the underlying borrowers or negotiate the terms of underlying loans as part of its acquisition but instead must evaluate and negotiate with respect to the entire portfolio of loans or, in the case where the Fund invests in contractual obligations to purchase portfolios of loans subsequently originated by a third party, with respect to the origination and credit selection processes of such third party rather than based on characteristics of a static portfolio of loans. As a result, one or more of the underlying loans in a portfolio may not include some of the characteristics, covenants and/or protections generally sought when the Fund acquires or originates individual loans. Furthermore, while some amount of defaults are expected to occur in portfolios, defaults in or declines in the value of investments in excess of these expected amounts may have a negative impact on the value of the portfolio and may reduce the return that the Fund receives in certain circumstances.
The Fund is Subject to Risks Associated with Revolver, Delayed-Draw and Line of Credit Investments
. The Fund has incurred and is expected to continue to, from time to time, incur contingent liabilities in connection with an investment. For example, the Fund makes investments that are structured as “revolvers,” “delayed-draws” or “lines of credit.” These types of investments generally have funding obligations that extend over a period of time, and if the portfolio company subsequently draws down on the revolver or delayed-draw facility or on the line of credit, the Fund would be obligated to fund the amounts due. However, there can be no assurance that a borrower will ultimately draw down on any such loan, in which case the Fund may never fund the investment (in full or in part), which may result in inefficient deployment of capital. There can be no assurance that the Fund will adequately reserve for its contingent liabilities and that such liabilities will not have an adverse effect on the Fund.
It is possible that a revolver, delayed-draw or line of credit investment would be bifurcated into separate investments, with certain investors (which may or may not include the Fund) participating in the initial drawdowns and other investors (which may or may not include the Fund) participating in the later drawdowns. In this situation, it is possible that investors that participate in the initial funding of an investment may receive certain economic benefits in connection with such initial funding, such as original issue discount, closing payments, or commitment fees and these benefits are expected to be allocated based on participation in the initial funding, regardless of participation in future funding obligations. Conversely, the investors participating only in the later funding obligations will have the benefit of the most recent portfolio company performance information in evaluating their investment whereas the investors that participated in the initial drawdowns (which may or may not include the Fund) will be obligated in any event to fund such later funding obligations. In certain cases, the Fund may participate in the initial funding of an investment, but may not participate in later-arising funding obligations (
i.e.
, the revolver, delayed-draw or line of credit portions) related to such investment, including because of capacity limitations that an investment vehicle may have for making new revolver, delayed-draw investments or lines of credit or because HPS or any of its affiliates forms a new investment fund focused on investing in revolvers, delayed-draw investments and lines of credit. As a result, the Fund may be allocated a smaller or larger portion of revolver, delayed-draw investments or lines of credit than other investors participating in the loan. Where the Fund and any other participating investors have not participated in each funding of an investment on a pro rata
basis, conflicts of interest may arise between the Fund and the other investors as the interests of the Fund and the other investors may not be completely aligned with respect to such investment. In addition, a revolver, delayed draw investment or line of credit may be senior to the rest of the loan or to the initial funding, and as a result, the interests of the Fund may not be aligned with other participating investors. There can be no assurance that the Fund will adequately reserve for its contingent liabilities and that such liabilities will not have an adverse effect on the Fund.
The Fund is Subject to Risks Associated with Subordinated Debt Tranches.
The Fund has made, and may continue to make, investments in securities, including senior or subordinated and equity tranches, issued by the CLOs, including CLOs for which the Fund acts as the collateral manager. To the extent permitted by applicable law, the Fund may also invest in securities issued by CLOs for which HPS or its subsidiary acts as the collateral manager. Investments in CLO securities are complex and are subject to a number of risks related to, among other things, changes in interest rates, the rate of defaults and recoveries in the collateral pool, prepayment rates, terms of loans purchased to replace loans in the collateral pool which have pre-paid,
the exercise of remedies by more senior tranches and the possibility that no market will exist when the Fund seeks to sell its interests in CLO securities. If a CLO fails to satisfy one of the coverage tests provided in its indenture, all distributions on those CLO securities held by the Fund will cease until that CLO brings itself back into compliance with such coverage tests. CLO securities represent leveraged investments in the underlying collateral held by the CLO issuer. The use of leverage creates risk for the holders because the leverage increases their exposure to losses with respect to the collateral. As a result, the occurrence of defaults with respect to only a small portion of the collateral could result in the substantial or complete loss of the investment in the CLO securities. Payments of principal of, and interest on, debt issued by CLOs, and dividends and other distributions on subordinated and equity tranches of a CLO, are subject to priority of payments. CLO equity is subordinated to the prior payment of all obligations under debt securities. Further, in the event of default under any debt securities issued by a CLO, and to the extent that any elimination, deferral or reduction in payments on debt securities occurs, such elimination will be borne first by CLO equity and then by the debt securities in reverse order of seniority. Thus, the greatest risk of loss relating to defaults on the collateral held by CLOs is borne by the CLO equity.
The Fund is Subject to Risks Associated with Forming CLOs.
To finance investments, we have in the past and may in the future securitize certain of our secured loans or other investments, including through the formation of one or more CLOs, while retaining all or most of the subordinated notes issued in the securitization. This would involve contributing a pool of assets to a special purpose entity, and selling debt interests in such entity on a non-recourse
or limited-recourse basis to purchasers. It is possible that an interest in any such CLO held by the Fund may be considered a “nonqualifying” portfolio investment for purposes of the 1940 Act.
If we create a CLO, we will depend in part on distributions from the CLO’s assets out of its earnings and cash flows to enable us to make distributions to shareholders. The ability of a CLO to make distributions will be subject to various limitations, including the terms and covenants of the debt it issues. Also, a CLO may take actions that delay distributions in order to preserve ratings and to keep the cost of present and future financings lower or the CLO may be obligated to retain cash or other assets to satisfy over-collateralization requirements commonly provided for holders of the CLO’s debt, which could impact our ability to receive distributions from the CLO. If we do not receive cash flow from any such CLO that is necessary to satisfy the annual distribution requirement for maintaining RIC status, and we are unable to obtain cash from other sources necessary to satisfy this requirement, we may not maintain our qualification as a RIC, which would have a material adverse effect on an investment in the shares. Losing our RIC status could subject us to corporate-level income tax.
In addition, a decline in the credit quality of loans in a CLO due to poor operating results of the relevant borrower, declines in the value of loan collateral or increases in defaults, among other things, may force a CLO to sell certain assets at a loss, reducing their earnings and, in turn, cash potentially available for distribution to us for distribution to shareholders. To the extent that any losses are incurred by the CLO in respect of any collateral, such losses will be borne first by us as owner of equity interests in the CLO.
The collateral manager for a CLO that we create may be the Fund, the Adviser or an affiliate, and such collateral manager may be entitled to receive compensation for structuring and/or management services. To the extent the Adviser or an affiliate other than the Fund serves as collateral manager and the Fund is obligated to compensate the Adviser or the affiliate for such services, we, the Adviser or the affiliate will implement offsetting arrangements to assure that we, and indirectly, our shareholders, pay no additional fees to the Adviser or the affiliate in connection therewith. To the extent the Fund serves as collateral manager, the Fund will receive no fees for providing such collateral management services.
The Fund is Subject to Risks Associated with Covenant-Lite Loans.
Although the Fund generally expects the transaction documentation of some portion of the Fund’s investments to include covenants and other structural protections, a portion of the Fund’s investments has been, and may continue to be, composed of so-called
“covenant-lite loans.” Generally, covenant-lite loans either do not have certain maintenance covenants that would require the issuer to maintain debt service or other financial ratios or do not contain common restrictions on the ability of the issuer to change significantly its operations or to enter into other significant transactions that could affect its ability to repay such loans. Ownership of covenant-lite loans may expose the Fund to different risks, including with respect to liquidity, price volatility and ability to restructure loans, than is the case with loans that have financial maintenance covenants. As a result, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the issuer’s ability to comply with its obligations under the loan.
The Fund is Subject to Risks Associated with Investing in Equity.
The Fund may make certain equity investments. The value of these securities generally will vary with the performance of the issuer and movements in the equity markets. As a result, the Fund may suffer losses if it invests in equity of issuers whose performance diverges from the Adviser’s expectations or if equity markets generally move in a single direction and the Fund has not hedged against such a general move. Equity investments generally will not feature any structural or contractual protections or payments that the Fund may seek in connection with its debt investments. In addition, investments in equity may give rise to additional taxes and/or risks and the Fund may hold these investments through entities treated as corporations for U.S. federal income tax purposes or other taxable structures which may reduce the return from such investments.
The Fund is Subject to Risks Associated with Investing in Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock, in each case, until the convertible security matures or is redeemed, converted or exchanged. Because of their embedded equity component, the value of convertible securities is sensitive to changes in equity volatility and price and a decrease in equity volatility and price could result in a loss for the Fund. The debt characteristic of convertible securities also exposes the Fund to changes in interest rates and credit spreads. The value of the convertible securities may fall when interest rates rise or credit spreads widen. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective. The Fund’s exposure to these risks may be unhedged or only partially hedged.
The Fund is Subject to Risks Associated with Investing in Structured Credit Instruments.
The Fund has invested, and may continue to invest, in structured credit instruments. Structured securities are extremely complex and are subject to risks related to, among other things, changes in interest rates, the rate of defaults in the collateral pool, the exercise of redemption rights by more senior tranches and the possibility that a liquid market will not exist in when the Fund seeks to sell its interest in a structured security.
The Fund is Subject to Risks Associated with Assignments and Participations
. The Fund may acquire investments directly, by way of assignment or indirectly by way of participation. The purchaser of an assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the loan obligation. In contrast, participations acquired in a portion of a loan obligation held by a selling institution typically result in a contractual relationship only with such selling institution, not with the obligor. Therefore, holders of indirect participation interests are subject to additional risks not applicable to a holder of a direct assignment interest in a loan. In purchasing a participation, the Fund generally would have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such loan obligation, nor any rights of set-off
against the obligor, and the Fund may not directly benefit from the collateral supporting the loan obligation in which it has purchased the participation. As a result, the Fund would assume the credit risk of both the obligor and the selling institution, which would remain the legal owner of record of the applicable loan. In the event of the insolvency of the selling institution, the Fund may be treated as a general creditor of the selling institution in respect of the participation, may not benefit from any set-off
exercised by the selling institution against the obligor and may be subject to any set-off
exercised by the obligor against the selling institution. Assignments and participations are typically sold strictly without recourse to the selling institution, and the selling institution generally will make no representations or warranties about the underlying loan, the portfolio companies, the terms of the loans or any collateral securing the loans. Certain loans have restrictions on assignments and participations which may negatively impact the Fund’s ability to exit from all or part of its investment in a loan. In addition, if a participation interest is purchased from a selling institution that does not itself retain any portion of the applicable loan, such selling institution may have limited interests in monitoring the terms of the loan agreement and the continuing creditworthiness of the borrower.
The Fund is Subject to Risks Relating to Fraudulent Conveyances and Voidable Preferences by Issuers.
Under U.S. legal principles, in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer of indebtedness (including a bankruptcy trustee), if a court were to find that the issuer did not receive fair consideration or reasonably equivalent value for incurring the indebtedness or for granting security, and that after giving effect to such indebtedness or such security, the issuer (a) was insolvent, (b) was engaged in a business for which the remaining assets of such issuer constituted unreasonably small capital or (c) intended to incur, or believed that it would incur, debts beyond its ability to pay such debts as they mature, such court could determine to invalidate and avoid, in whole or in part, the obligation underlying an investment of the Fund as a constructive fraudulent conveyance. The measure of insolvency for purposes of the foregoing will vary. Generally, an issuer would be considered insolvent at a particular time if the sum of its debts was then greater than all of its property at a fair valuation, or if the present fair saleable value of its assets was then less than the amount that would be required to pay its probable liabilities on its existing debts as they became absolute and matured. There can be no assurance as to what standard a court would apply to determine whether the issuer was “insolvent” after giving effect to the incurrence of the indebtedness in which the Fund invested or that, regardless of the method of valuation, a court would not determine that the issuer was “insolvent” upon giving effect to such incurrence.
In addition, it is possible a court may invalidate, in whole or in part, the indebtedness underlying an investment of the Fund as a fraudulent conveyance, subordinate such indebtedness to existing or future creditors of the obligor or recover amounts previously paid by the obligor in satisfaction of such indebtedness. Moreover, in the event of the insolvency of an issuer of a portfolio company, payments made on its indebtedness could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year) before the portfolio company becomes a debtor in a bankruptcy case.
Even if the Fund does not engage in conduct that would form the basis for a successful cause of action based upon fraudulent conveyance or preference law, there can be no assurance as to whether any lending institution or other party from which the Fund may acquire such indebtedness, or any prior holder of such indebtedness, has not engaged in any such conduct (or any other conduct that would subject such indebtedness to disallowance or subordination under insolvency laws) and, if it did engage in such conduct, as to whether such creditor claims could be asserted in a U.S. court (or in the courts of any other country) against the Fund so that the Fund’s claim against the issuer would be disallowed or subordinated.
The Fund is Subject to Risks Related to Bankruptcy
.
One or more of the issuers of an investment held by the Fund may become involved in bankruptcy or similar proceedings. There are a number of significant risks inherent in the bankruptcy process. First, many events in a bankruptcy are adversarial and beyond the control of the creditors. While creditors generally are afforded an opportunity to object to significant actions, there can be no assurance that a court would not approve actions which may be contrary to the interests of the Fund. Reorganizations can be contentious and adversarial. Participants may use the threat of, as well as actual, litigation as a negotiating technique. Second, the duration of a bankruptcy case can only be roughly estimated. The bankruptcy process can involve substantial legal, professional and administrative costs to the company and the Fund, it is subject to unpredictable and lengthy delays, and during the process the company’s competitive position may erode, key management may depart and the company may not be able to invest adequately. In some cases, the company may not be able to reorganize and may be required to liquidate assets. Any of these factors may adversely affect the return on a creditor’s investment. Third, U.S. bankruptcy law permits the classification of “substantially similar” claims in determining the classification of claims in a reorganization for purpose of voting on a plan of reorganization. Because the standard for classification is vague, there exists a significant risk that the Fund’s influence with respect to a class of securities can be lost by the inflation of the number and the amount of claims in, or other gerrymandering of, the class. Fourth, in the early stages of the bankruptcy process it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. In addition, certain administrative costs and claims that have priority by law over the claims of certain creditors (for example, claims for taxes) may be substantial. Fifth, a bankruptcy may result in creditors and equity holders losing their ranking and priority as such if they are considered to have taken over management and functional operating control of a debtor. Sixth, the Fund may purchase creditor claims subsequent to the commencement of a bankruptcy case, and it is possible that such purchase may be disallowed by a court if it determines that the purchaser has taken unfair advantage of an unsophisticated seller, which may result in the rescission of the transaction (presumably at the original purchase price) or forfeiture by the purchaser.
Further, several judicial decisions in the United States have upheld the right of borrowers to sue lenders or bondholders on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender or bondholder has violated an implied or contractual duty of good faith and fair dealing owed to the borrower or issuer or has assumed a degree of control over the borrower or issuer resulting in the creation of a fiduciary duty owed to the borrower or issuer or its other creditors or shareholders. Because of the nature of certain of the investments, the Fund could be subject to allegations of lender liability. Because of the potential of HPS or its affiliates to have investments in several positions in the same, different or overlapping levels of a portfolio company’s capital structure, the Fund may be subject to claims from creditors of a portfolio company that the investments should be equitably subordinated to the payment of other obligations of the portfolio company by reason of the conduct of the Fund or HPS and its affiliates. In addition, under certain circumstances, a U.S. bankruptcy court could also recharacterize claims held by the Fund as equity interests, and thereby subject such claims to the lower priority afforded equity claims in certain restructuring scenarios.

The Fund is Subject to Risks Related to Exit Financing.
The Fund may invest in portfolio companies that are in the process of exiting, or that have recently exited, the bankruptcy process. Post-reorganization securities typically entail a higher degree of risk than investments in securities that have not undergone a reorganization or restructuring. Moreover, post-reorganization securities can be subject to heavy selling or downward pricing pressure after the completion of a bankruptcy reorganization or restructuring. If the Adviser’s evaluation of the anticipated outcome of an investment situation should prove incorrect, the Fund could experience a loss.
The Fund is Subject to Risks Related to Bankruptcy Involving
Non-U.S.
Companies.
Investment in the debt of financially distressed companies domiciled outside the United States involves additional risks. Bankruptcy law and process may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain, while other developing countries may have no bankruptcy laws enacted, adding further uncertainty to the process for reorganization.
The Fund is Subject to Risks Relating to Creditors’ Committee and/or Board Participation
.
In connection with some of the investments, the Fund may, but is not obligated to, seek representation on official and unofficial creditors’ committees and/or boards (or comparable governing bodies) of the portfolio companies. While such representation may enable the Adviser to enhance the value of the investments, it may also prevent the Fund from disposing of the investments in a timely and profitable manner, because serving on a creditors’ committee increases the possibility that the Fund will be deemed an “insider” or a “fiduciary” of the portfolio company. If the Adviser concludes that its obligations owed to the other parties as a committee or group member conflict with its duties owed to the Fund, it may resign from that committee or group, and the Fund may not realize the benefits, if any, of participation on the committee or group. If representation on a creditors’ committee or board causes the Fund, the Adviser or their respective affiliates to be deemed affiliates or related parties of the portfolio company, the securities of such portfolio company held by the Fund may become restricted securities, which are not freely tradable. Participation on a creditors’ committee and/or board representation may also subject the Fund to additional liability to which they would not otherwise be subject as an ordinary course, third-party investor. The Fund will indemnify the Adviser or any other person designated by the Adviser for claims arising from such board and/or committee representation, which could adversely affect the return on the investments. The Fund will attempt to balance the advantages and disadvantages of such representation when deciding whether and how to exercise its rights with respect to such portfolio companies, but changes in circumstances could produce adverse consequences in particular situations.
The Fund is Subject to Risks of Investments in Special Situations.
The Fund’s investments may involve investments in ‘event-driven’ special situations such as recapitalizations, spinoffs, corporate and financial restructurings, litigation or other liability impairments, turnarounds, management changes, consolidating industries and other catalyst-oriented situations. Investments in such securities are often difficult to analyze, have limited trading histories and have limited in-depth
research coverage and, therefore, may present an increased risk of loss to the Fund.
The Fund is Subject to Risks Associated with Real Estate.
The Fund may invest in mortgage-backed securities, individual mortgages and other real estate credit investments. Investments in mortgage-backed securities are subject to the risks applicable to the risks described above in “
–The Fund is Subject to Risks
Associated with Subordinated Debt Tranches
,” as well as the risks applicable to real estate investments generally. With respect to particular real estate credit investments, real estate debt instruments that are in default may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and/or a substantial write-down of the principal of such debt instruments. Even if a restructuring were successful, a risk exists that upon maturity of such real estate debt instrument, replacement “takeout” financing will not be available. It is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate debt instruments purchased by the Fund. The foreclosure process can be lengthy, uncertain and expensive. Real estate risks typically include fluctuations in the real estate markets, slowdown in demand for the purchase or rental of properties, changes in the relative popularity of property types and locations, the oversupply of a certain type of property, changes in regional, national and international economic conditions, adverse local market conditions, the financial conditions of tenants, buyers and sellers of properties, changes in building, environmental, zoning and other laws and other governmental rules and fiscal policies, changes in real property tax rates or the assessed values of the investments, changes in interest rates and the availability or terms of debt financing, changes in operating costs, risks due to dependence on cash flow, environmental claims arising in respect of real estate acquired with undisclosed or unknown environmental problems or as to which inadequate reserves had been established, uninsured casualties, risks due to dependence on cash flow and risks and operating problems arising out of the presence of certain construction materials, unavailability of or increased cost of certain types of insurance coverage, such as terrorism insurance, fluctuations in energy prices, acts of God, natural disasters and uninsurable losses, acts of war (declared and undeclared), terrorist acts, strikes and other factors which are not within the control of the Adviser.
The Fund is Subject to Risks Associated with Investments in Portfolio Companies in Regulated Industries.
Certain industries are heavily regulated. The Fund may make loans to borrowers operating in industries that are subject to greater amounts of regulation than other industries generally. These more highly regulated industries may include, among others, energy and power, gaming and healthcare. Investments in borrowers that are subject to a high level of governmental regulation pose additional risks relative to loans to other companies generally. Changes in applicable laws or regulations, or in the interpretations of these laws and regulations, could result in increased compliance costs or the need for additional capital expenditures. If a portfolio company fails to comply with these requirements, it could also be subject to civil or criminal liability and the imposition of fines. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. Additionally, certain portfolio companies may have a unionized workforce or employees who are covered by a collective bargaining agreement, which could subject any such portfolio company’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a portfolio company’s operations and profitability could suffer if it experiences labor relations problems. A work stoppage at one or more of any such portfolio company’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally may bring scrutiny and attention to the Fund, which could adversely affect the Fund’s ability to implement its investment objective.
The Fund is Subject to Risks Associated with Investments in Original Issue Discount and
Payment-In-Kind
Instruments.
We have invested and expect to continue to invest in original issue discount or PIK instruments. To the extent that we invest in original issue discount or PIK instruments and the accretion of original issue discount or PIK interest income constitutes a portion of our income, we will be exposed to risks associated with the requirement to include such non-cash
income in taxable and accounting income prior to receipt of cash, including the following:

•
the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

•
original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

•
an election to defer PIK interest payments by adding them to the principal on such instruments increases our future investment income which increases our net assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

•
market prices of PIK instruments and other
zero-coupon
instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero-coupon
debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	the deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

•
even if the conditions for income accrual under accounting principles generally accepted in the United States (“GAAP”) are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

•
for accounting purposes, cash distributions to investors representing original issue discount income do not come from paid-in
capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the 1940 Act does not require that investors be given notice of this fact;

•
the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash
component of our investment company taxable income that may require cash distributions to shareholders in order to maintain our ability to maintain tax treatment as a RIC for U.S. federal income tax purposes; and

•	original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.
In addition, the part of the incentive fee payable by us that relates to our net investment income is computed and paid on income that may include interest that accrues prior to being received in cash, such as original issue discount, market discount, and income arising from debt instruments with PIK interest or zero-coupon
securities. If a portfolio company defaults on a loan that provides for such accrued interest, it is possible that accrued interest previously used in the calculation of the incentive fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income.
The Fund is Subject to Risks Arising from Entering into a TRS Agreement.
A total return swap (“TRS”) is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during a specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS effectively adds leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Because of the unique structure of a TRS, a TRS often offers lower financing costs than are offered through more traditional borrowing arrangements. For purposes of computing the Fund’s incentive fee on income and the incentive fee on capital gains, the calculation methodology looks through derivative financial instruments or swaps as if we owned the reference assets directly.
A TRS is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the TRS and the loans underlying the TRS. In addition, we may incur certain costs in connection with the TRS that could in the aggregate be significant. A TRS is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty.
The Fund is Subject to Risks Associated with Repurchase Agreements.
Subject to our investment objective and policies, we may invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future for the purchase price plus premium (which often reflects the interests). The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally will seek to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.
The Fund is Subject to Risks Relating to Securities Lending Agreements.
We may from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions if our asset coverage, as defined in the 1940 Act, would at least equal 150% (equivalent to $2 of debt outstanding for each $1 of equity) immediately after each such loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to brokers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents (
e.g.
, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market
basis in an amount at least equal at all times to the market value of the securities lent. If the Fund enters into a securities lending arrangement, the Adviser, as part of its responsibilities under the Investment Advisory Agreement, will invest the Fund’s cash collateral in accordance with the Fund’s investment objective and strategies. The Fund will pay the borrower of the securities a fee based on the amount of the cash collateral posted in connection with the securities lending program. The borrower will pay to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent.
The Fund may invest the cash collateral received only in accordance with its investment objective, subject to the Fund’s agreement with the borrower of the securities. In the case of cash collateral, the Fund expects to pay a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for the Fund.
Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, will retain the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by the Fund in permissible investments.
The Fund is Subject to Risks Relating to Asset-Based Financing
.
The Fund has invested, and expects to continue investing, in asset-based loans with third-party investment funds (“Fund Issuers”) where such loans are directly or indirectly collateralized by the value or cash flows of one or more of a Fund Issuer’s assets, including the distributions the Fund Issuer expects to receive from its underlying investments in portfolio companies (“Underlying Portfolio Companies”). Any such financing may be secured by the value of the assets of the Fund Issuer, which may be determined by a third-party valuation firm or as reported by the Fund Issuer pursuant to its internal valuation policies or as otherwise agreed with such Fund Issuer. The assets of a Fund Issuer are subject to devaluation risk, as well as other risks, including credit, liquidity and interest rate changes. In many cases, the assets held by a Fund Issuer may be illiquid and, even following an exercise of remedies, they may be difficult to liquidate or sell, which could lead to a reduced recovery. Furthermore, certain assets constituting collateral may require consent of third parties to transfer or sell. Fund Issuer assets indirectly pledged to the Fund as collateral may be even more challenging to sell and in certain circumstances may only be able to be sold together with other assets which may be less attractive to potential buyers. In many cases, loans may also be subject to a “standstill” or similar provision that provides the Fund Issuer the ability to call capital from its investors or use other cure remedies prior to allowing the Fund to exercise remedies following an event of default, further delaying the Fund’s ability to take action. In addition, certain asset-based loans may be structured without mandatory prepayments or scheduled amortization. In this case, as long as any Fund Issuer is in compliance with the terms of the applicable asset-based loan and its organizational documents, such Fund Issuer may be permitted to make distributions to its investors and/or other equity holders, and the amount distributed will no longer be available to service or repay such asset-based loan.
Further, the Fund may invest in loans to Fund Issuers that are unsecured but linked to financial tests based upon the value or cash flows of one or more of such Fund Issuer’s assets (including Underlying Portfolio Companies) or the distributions realized by the Fund Issuer from such assets (including Underlying Portfolio Companies). Similar to the above, the assets held by such Fund Issuers may be largely illiquid and, if pledged as collateral, may require consents and other steps in order to be foreclosed upon and sold. In addition, the cash flows produced by the assets held by such Fund Issuer may be irregular and/or insufficient to repay any or all of the amounts outstanding under such asset-based loan.
If a Fund Issuer defaults under its asset-based loan, the Fund will have to determine whether to accelerate the amounts due under the loan or enter into a workout negotiation or restructuring with the Fund Issuer. A workout negotiation or restructuring may entail a substantial reduction in the interest rate, a substantial write-down of principal, and/or a substantial change to the terms, conditions and covenants of such loans. If a loan is accelerated, the Fund may have difficulties foreclosing and ultimately selling any pledged collateral, including an Underlying Portfolio Company. If any such collateral is sold, it is possible that the proceeds of such sale or disposition will not be equal to the amount of principal and interest owed to the Fund. On the other hand, if the Fund elects not to sell any of the assets of the Fund Issuer and instead decide to collect the cash flows from the Underlying Portfolio Companies or other assets of the Fund Issuer, the cash flows produced may be irregular and/or insufficient to repay any or all of the amounts outstanding under such asset-based loan. As a result, upon any non-performance
or default under any such asset-based loans made by the Fund, the Fund may fail to recover some or all of its capital and/or expected returns, even if the loans are collateralized.
In addition, the Fund’s asset-based loans may be subject to refinancing options, prepayment options or similar provisions that could result in the Fund Issuer repaying the principal on an obligation held by the Fund earlier than expected. As a consequence, if the Fund is not able to negotiate favorable prepayment premiums and/or non-call
periods, the Fund’s ability to achieve its investment objective may be affected.
Fund Issuers may also be permitted to issue additional indebtedness that would increase the overall leverage and fixed charges to which such Fund Issuers are subject. Such additional indebtedness could have structural or contractual priority, either as to specific collateral (including Underlying Portfolio Companies) or generally, over the ranking of the investment by the Fund. In the event of any default, restructuring or insolvency of any Underlying Portfolio Company or other assets pledged as collateral, the Fund could be subordinated to, or be required to share on a ratable basis, with any recoveries in favor of the holders of such other or additional indebtedness.
The Fund is Subject to Risks Relating to Portfolio Company Reputation.
If a portfolio company fails to at least maintain the strength and value of such portfolio company’s historic brand, its value is likely to decrease. A portfolio company’s success often depends on the value and strength of its brand. In such cases, the name of such portfolio company is integral to its business as well as to the implementation of its strategies for expanding its business. Maintaining, promoting and positioning such brand can depend largely on the success of marketing efforts and its ability to provide consistent, high quality merchandises, services and / or customer experience. A portfolio company’s brand could be adversely affected if it fails to achieve these objectives or if its public image or reputation were to be tarnished by negative
publicity. Any of these events could result in decreases in value of the Fund’s investments in a portfolio company.

Risks Relating to Certain Regulatory Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Certain Regulatory Matters
The Fund is Subject to Risks Relating to Regulations Governing the Fund’s Operation as a BDC.
The Fund will not generally be able to issue and sell its Common Shares at a price below net asset value per share. The Fund may, however, sell Common Shares, or warrants, options or rights to acquire the Fund’s Common Shares, at a price below the then-current net asset value per share of the Fund’s Common Shares if the Fund’s Board determines that such sale is in the Fund’s best interests, and if investors approve such sale. In any such case, the price at which the Fund’s securities are to be issued and sold may not be less than a price that, in the determination of the Fund’s Board, closely approximates the market value of such securities (less any distributing commission or discount). If the Fund raises additional funds by issuing Common Shares or senior securities convertible into, or exchangeable for, its Common Shares, then the percentage ownership of investors at that time will decrease, and investors may experience dilution.
The Fund Must Invest a Sufficient Portion of Assets in Qualifying Assets.
The Fund may not acquire any assets other than “qualifying assets” unless, at the time of and after giving effect to such acquisition, at least 70% of the Fund’s total assets are qualifying assets.
The Fund believes that most of the investments that it may acquire in the future will constitute qualifying assets. However, the Fund may be precluded from investing in what it believes to be attractive investments if such investments are not qualifying assets for purposes of the 1940 Act. If the Fund does not invest a sufficient portion of its assets in qualifying assets, it could violate the 1940 Act provisions applicable to BDCs. As a result of such violation, specific rules under the 1940 Act could prevent the Fund, for example, from making follow-on
investments in existing portfolio companies (which could result in the dilution of its position) or could require the Fund to dispose of investments at inappropriate times in order to come into compliance with the 1940 Act. If the Fund needs to dispose of such investments quickly, it could be difficult to dispose of such investments on favorable terms. The Fund may not be able to find a buyer for such investments and, even if a buyer is found, the Fund may have to sell the investments at a substantial loss. Any such outcomes would have a material adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
If the Fund does not maintain its status as a BDC, it would be subject to regulation as a registered closed-end
management investment company under the 1940 Act. As a registered closed-end
management investment company, the Fund would be subject to substantially more regulatory restrictions under the 1940 Act which would significantly decrease its operating flexibility.
As a Public Company, We Are Subject to Regulations Not Applicable to Private Companies, Such as Provisions of the Sarbanes-Oxley Act. Efforts to Comply With Such Regulations Will Involve Significant Expenditures, and
Non-Compliance
With Such Regulations May Adversely Affect Us
.
As a public company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Following the transition period established by rules of the SEC, our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until there is a public market for our shares, which is not expected to occur.

New or Modified Laws or Regulations Governing Our Operations May Adversely Affect Our Business.
The Fund’s portfolio companies and the Fund are subject to regulation by laws at the U.S. federal, state, and local levels. These laws and regulations, as well as their interpretation, may change from time to time, including as the result of interpretive guidance or other directives from the U.S. President and others in the executive branch, and new laws, regulations, and interpretations may also come into effect. Any such new or changed laws or regulations could have a material adverse effect on the Fund’s business. The effects of such laws and regulations on the financial services industry will depend, in large part, upon the extent to which regulators exercise the authority granted to them and the approaches taken in implementing regulations.
Future legislative and regulatory proposals directed at the financial services industry that are proposed or pending in the U.S. Congress may negatively impact the operations, cash flows or financial condition of the Fund or its portfolio companies, impose additional costs on portfolio companies or the Fund intensify the regulatory supervision of the Fund or its portfolio companies or otherwise adversely affect the Fund’s business or the business of its portfolio companies. Laws that apply to the Fund, either now or in the future, are often highly complex and may include licensing requirements. The licensing process can be lengthy and can be expected to subject the Fund to increased regulatory oversight. Failure, even if unintentional, to comply fully with applicable laws may result in sanctions, fines, or limitations on the ability of the Fund or the Adviser to do business in the relevant jurisdiction or to procure required licenses in other jurisdictions, all of which could have a material adverse effect on the Fund. In addition, if the Fund does not comply with applicable laws and regulations, it could lose any licenses that it then holds for the conduct of its business and may be subject to civil fines and criminal penalties.
Additionally, changes to the laws and regulations governing Fund operations, including those associated with RICs, may cause the Fund to alter its investment strategy in order to avail itself of new or different opportunities or result in the imposition of corporate-level taxes on us. Such changes could result in material differences to the Fund’s strategies and plans and may shift the Fund’s investment focus from the areas of expertise of the Adviser to other types of investments in which the Adviser may have little or no expertise or experience. Any such changes, if they occur, could have a material adverse effect on the Fund’s results of operations and the value of an investor’s investment. If the Fund invests in commodity interests in the future, the Adviser may determine not to use investment strategies that trigger additional regulation by the CFTC or may determine to operate subject to CFTC regulation, if applicable. If the Adviser or the Fund were to operate subject to CFTC regulation, the Fund may incur additional expenses and would be subject to additional regulation.
In addition, certain regulations applicable to debt securitizations implementing credit risk retention requirements that have taken effect in both the U.S. and in Europe may adversely affect or prevent the Fund from entering into securitization transactions. These risk retention rules will increase the Fund’s cost of funds under, or may prevent the Fund from completing, future securitization transactions. In particular, the U.S. Risk Retention Rules require the sponsor (directly or through a majority-owned affiliate) of a debt securitization, such as CLOs, in the absence of an exemption, to retain an economic interest in the credit risk of the assets being securitized in the form of an eligible horizontal residual interest, an eligible vertical interest, or a combination thereof, in accordance with the requirements of the U.S. Risk Retention Rules. Given the more attractive financing costs associated with these types of debt securitizations as opposed to other types of financing available (such as traditional senior secured facilities), this increases our financing costs, which increases the financing costs ultimately borne by the Fund’s shareholders.
Over the last several years, there also has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank
financial sector will be subject to new regulation. While it cannot be known at this time whether any regulation will be implemented or what form it will take, increased regulation of non-bank
credit extension could negatively impact our operations, cash flows or financial condition, impose additional costs on us, intensify the regulatory supervision of the Fund or otherwise adversely affect the Fund’s business, financial condition and results of operations.

We Are Subject to Risks Related to Corporate Social Responsibility.
Our business faces increasing public scrutiny related to environmental, social and governance (“ESG”) activities. A variety of organizations measure the performance of companies on ESG topics, and the results of these assessments are widely publicized. In addition, investment in funds that specialize in investing in companies that perform well in such assessments are increasingly popular, and major institutional investors have publicly emphasized the importance of such ESG measures to their investment decisions.
Our brand and reputation may be negatively impacted if we fail to act responsibly in a number of areas, such as considering ESG factors in our investment processes. Adverse incidents with respect to ESG activities could impact the value of our brand and our relationships with shareholders, which could adversely affect our business and results of operations.
Additionally, new regulatory initiatives related to ESG could adversely affect our business. The SEC has proposed rules that, in addition to other matters, would establish a framework for reporting of climate-related risks. For example, the SEC has announced that it may require disclosure of certain
ESG-related
matters. There is a risk that a significant reorientation in the market following the implementation of these and further measures could be adverse to our portfolio companies if they are perceived to be less valuable as a consequence of, for example, their carbon footprint or “greenwashing” (
i.e.
, the holding out of a product as having green or sustainable characteristics where this is not, in fact, the case). We are, and our portfolio companies may be, or could in the future become subject to the risk that similar measures might be introduced in other jurisdictions in the future. At this time, there is uncertainty regarding the scope of such proposals or when they would become effective (if at all). Compliance with any new laws or regulations increases our regulatory burden and could make compliance more difficult and expensive, affect the manner in which we or our portfolio companies conduct our businesses and adversely affect our profitability. On the other hand, certain state governments have begun to challenge the use of ESG factors in investment decisions, potentially setting up conflicting standards for the Fund to address.
Changes to the Dodd-Frank Act May Adversely Impact the Fund.
The enactment of the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and other financial regulations curtailed certain investment activities of U.S. banks. As a result, alternative providers of capital (such as the Fund) were able to access certain investment opportunities on a larger scale. If the restrictions under the Dodd-Frank Act are curtailed or repealed, banks may be subject to fewer restrictions on their investment activities, thereby increasing competition with the Fund for potential investment opportunities. As a result, any changes to the Dodd-Frank Act may adversely impact the Fund.
CFIUS
 & National Security/Investment Clearance Considerations.
Certain transactions by the Fund that involve the acquisition or sale of a business connected with or related to national security or critical infrastructure may be subject to review and approval by the U.S. Committee on Foreign Investment in the United States (“CFIUS”) and/or
non-U.S.
national security/investment clearance regulators depending on the beneficial ownership and control of interests in the entity purchasing such business, including with respect to CFIUS, where a co-investor
or other partner is a “foreign person” under applicable regulations. Certain of the Fund’s investors are expected to be “foreign persons,” and in the aggregate, may comprise a substantial portion of the Fund’s subscriptions, which may increase the risks of an investment being subject to CFIUS’ jurisdiction and the likelihood of CFIUS imposing restrictions on an investment. CFIUS agency practice is evolving rapidly, and CFIUS exercises substantial discretion in deciding how to interpret, apply and enforce the implementation of regulations. As a result, there can be no guarantee that investments by the Fund will not be reviewable by CFIUS and/or
non-U.S.
national security/investment clearance regulators or that CFIUS and/or
non-U.S.
national security/investment clearance regulators will not seek to evaluate the Fund’s investment activities. In the event that CFIUS or another regulator reviews – or would be expected to review – one or more of the proposed or existing investments of the Fund, there can be no assurances that the Adviser and/or its affiliates will be able to maintain, or proceed with, such transactions on terms acceptable to Adviser and/or its affiliates, or that such investment would be allocated to, or consummated by, the Fund rather than to one or more clients of the Adviser and/or its affiliates. CFIUS or another regulator may seek to impose limitations on or prohibit all or a portion of the transaction. Such limitations or restrictions may prevent the Fund from (i) maintaining or pursuing investments, (ii) disposing of investments, which could adversely affect the performance of the Fund and/or (iii) disclosing all information regarding certain transactions to all the Fund’s investors.
Beginning on January 2, 2025, the U.S. Department of the Treasury’s Outbound Investment Security Program went into effect, which prohibits or requires notification of certain types of outbound investments by U.S. persons into certain entities located in or subject to the jurisdiction of China, Hong Kong, and Macau (as well as certain entities subject to Chinese ownership or control) that are engaged in the development of certain national security technologies and products (presently, certain semiconductors and microelectronics, quantum information technologies, and artificial intelligence technologies), as well as any other countries that are or may be designated under the program’s regulations. Together, these regulations may affect the Fund’s business and operations. In the event that CFIUS, the U.S. Department of Treasury administering the Outbound Investment Security Program, or a
non-U.S.
national security/investment clearance regulator reviews one or more of the proposed or existing investments of the Fund, there can be no assurances that the Fund will be able to maintain, or proceed with, such transactions on terms acceptable to the Adviser and/or its affiliates. Such regulator may seek to impose limitations on or prohibit all or a portion of the transaction. Such limitations or restrictions may prevent the Fund from (i) maintaining or pursuing investments in certain jurisdictions and/or (ii) disposing of investments already made in such jurisdictions, or may increase the cost and time associated with such activities, which could adversely affect the performance of our investment vehicles and in turn adversely affect our profitability.
The Fund is Subject to Risks Relating to
Pay-to-Play
Laws, Regulations and Policies.
Many states, their subdivisions and associated pension plans have adopted so-called
“pay-to-play”
laws, rules, regulations or policies which prohibit, restrict or require disclosure of payments to, and/or certain contacts with, certain politicians or officials associated with public entities by individuals and entities seeking to do business with related entities, including seeking investments by public retirement funds in collective investment funds such as the Fund. The SEC also has adopted rules that, among other things, prohibit an investment adviser from providing advisory services for compensation with respect to a government plan investor for two years after the adviser or certain of its executives or employees makes a contribution to certain elected officials or candidates for certain elected offices. If the Adviser, its affiliates or their respective employees or affiliates violate such pay-to-play
laws, rules, regulations or policies, such
non-compliance
could have an adverse effect on the Fund.
The Fund is Subject to Risks Relating to Government Policies, Changes in Laws, and International Trade.
Governmental regulatory activity, especially that of the Board of Governors of the U.S. Federal Reserve System, may have a significant effect on interest rates and on the economy generally, which in turn may affect the price of the securities in which the Fund plans to invest. High interest rates, the imposition of credit controls or other restraints on the financing of takeovers or other acquisitions could diminish the number of merger tender offers, exchange offers or other acquisitions, and as a consequence have a materially adverse effect on the activities of the Fund. Moreover, changes in U.S. federal, state, and local tax laws, U.S. federal or state securities and bankruptcy laws or in accounting standards may make corporate acquisitions or restructurings less desirable or make risk arbitrage less profitable. Amendments to the U.S. Bankruptcy Code or other relevant laws could also alter an expected outcome or introduce greater uncertainty regarding the likely outcome of an investment situation.
In addition, governmental policies, including any changes (or uncertainty around future changes) to international trade agreements, tariffs and related regulations may adversely affect the business operations and performance of the Fund and its portfolio companies. These governmental policies could depress economic activity and restrict our portfolio companies’ access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact our business. Prospective shareholders should realize that any significant changes in governmental policies (including tariffs and other policies involving international trade) could have a material adverse impact on the Fund and its investments.

The Fund is Subject to Risks Relating to General Data Protection Regulations.
In Europe, the General Data Protection Regulation (“GDPR”) was made effective on May 25, 2018, introducing substantial changes to current European privacy laws. It has superseded the existing Data Protection Directive, which is the key European legislation governing the use of personal data relating to living individuals. The GDPR provides enhanced rights to individuals with respect to the privacy of their personal data and applies not only to organizations with a presence in the European Union which use or hold data relating to living individuals, but also to those organizations that offer services to individual European Union investors. In addition, although regulatory behavior and penalties under the GDPR remain an area of considerable scrutiny, it does increase the sanctions for serious breaches to the greater of €20 million or 4% of worldwide revenue, the impact of which could be significant. Compliance with the GDPR may require additional measures, including updating policies and procedures and reviewing relevant IT systems, which may create additional costs and expenses for the Fund and therefore the shareholders. The Fund may have indemnification obligations in respect of, or be required to pay the expenses relating to, any litigation or action as a result of any purported breach of the GDPR. Shareholders other than individuals in the European Union may not be afforded the protections of the GDPR.
The Fund is Subject to Risks Arising from Potential Controlled Group Liability.
Under certain circumstances it would be possible for the Fund, along with its affiliates, to obtain a controlling interest (
i.e.
, 80% or more) in certain portfolio companies. This could occur, for example, in connection with a work out of the portfolio company’s debt obligations or a restructuring of the portfolio company’s capital structure. Based on recent federal court decisions, there is a risk that the Fund (along with its affiliates) would be treated as engaged in a “trade or business” for purposes of ERISA’s controlled group rules. In such an event, the Fund could be jointly and severally liable for a portfolio company’s liabilities with respect to the underfunding of any pension plans which such portfolio company sponsors or to which it contributes. If the portfolio company were not able to satisfy those liabilities, they could become the responsibility of the Fund, causing it to incur potentially significant, unexpected liabilities for which reserves were not established.
The Fund is Subject to Risks Arising from Compliance with the SEC’s Regulation Best Interest
. Broker-dealers must comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when recommending to a retail customer any securities transaction or investment strategy involving securities to a retail customer. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonably available alternatives in the best interests of their clients. There are likely alternatives to us that are reasonably available to you, through your broker or otherwise, and those alternatives may be less costly or have a lower investment risk. Among other alternatives, listed BDCs may be reasonable alternatives to an investment in our Common Shares, and may feature characteristics like lower cost, less complexity, and lesser or different risks. Investments in listed securities also often involve nominal or zero commissions at the time of initial purchase. The impact of Regulation Best Interest on broker-dealers participating in our offering cannot be determined at this time, but it may negatively impact whether broker-dealers and their associated persons recommend this offering to retail customers. If Regulation Best Interest reduces our ability to raise capital in this offering, it would harm our ability to create a diversified portfolio of investments and achieve our investment objective and would result in our fixed operating costs representing a larger percentage of our gross income.

Risks Related to the HPS/BlackRock Transaction [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the HPS/BlackRock Transaction
The HPS/BlackRock Transaction.
On July 1, 2025, BlackRock acquired

% of the business and assets of HPS. There is no guarantee that HPS will be able to successfully transition, maintain and continue to build its business as part of BlackRock or that HPS and BlackRock will be able to successfully integrate their business operations. In particular, as with any change in ownership, HPS is subject to substantial risks, including with respect to the long-term retention of key employees, the successful consolidation of corporate, technological and administrative infrastructures and the retention of existing business and operational relationships. It is possible that employees involved in the operation of HPS may not continue on a long-term basis with BlackRock and the operations and business relationships of HPS may be disrupted. The integration of HPS into BlackRock will be a complex, costly and time-consuming process and if HPS experiences difficulties in this process, the anticipated benefits of the HPS/BlackRock Transaction may not be realized fully or at all, or it may take longer to realize than expected, which could have an adverse effect on HPS for an undetermined period. As part of the integration of HPS into BlackRock, HPS will implement various BlackRock policies and procedures, administrative systems and technical applications. Each of these changes may impact the operation of the Fund. While the Adviser will seek to minimize any disruptions, delays or changes to the investor experience as part of the integration, there is no guarantee it will be able to do so. In addition, there can be no assurances that HPS and BlackRock will realize operating efficiencies, synergies and other benefits from the HPS/BlackRock Transaction, and a failure to obtain such synergies may adversely affect the operations of HPS. Some factors related to the integration of the businesses are outside of HPS’s control, and any of them could result in delays, increased costs, decreases in the amount of potential revenues or synergies and diversion of management’s time and energy, which could materially affect HPS’s financial position, results of operations, and cash flows. In the event that the HPS/BlackRock Transaction has an adverse impact on HPS, including for the foregoing reasons, the operations of the Fund may be adversely affected.
BlackRock is one of the largest and most diverse financial institutions in the world. As a result, it currently has, and may in the future have, other business units that compete with HPS or seek investment opportunities that are appropriate for the Fund, and it has policies and procedures that may limit or otherwise impact the operations of HPS and/or the Fund. Further, certain issuers of potential investments for the Fund may prefer to work with a smaller or independent sponsor, which may adversely affect HPS’s ability to attract new investment opportunities for the Fund. Please see “
Conflicts of Interest-BlackRock’s Activities
” below.
HPS believes that investors will benefit from the combination of BlackRock’s and HPS’s capabilities; however, there are certain potential conflicts of interest that will arise as a result of the ownership of HPS by BlackRock. For a discussion of certain risks and conflicts of interest relating to the investment advisory, management and other activities of BlackRock Financial Management, Inc. as well as certain other affiliated registered investment adviser subsidiaries of BlackRock, Inc., please refer to Part 2A of the Form ADV for BlackRock Financial Management, Inc., which shareholders are urged to read and which is available at http://www.adviserinfo.sec.gov/Firm/107105.
As further described in “
Conflicts of Interest-Relationship among the Fund, the Adviser and the Investment Team
” investors should be aware that the Affiliated Group now includes BlackRock (including its subsidiaries and other affiliated entities, funds and accounts).

Federal Income Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Federal Income Tax Risks
The Fund is Subject to RIC Qualification Risks
. To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. If we do not qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
The Fund May Experience Difficulty with Paying Required Distributions
. For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon
securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus may become subject to corporate-level income tax. The resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
Some Investments May be Subject to Corporate-Level Income Tax
. We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Certain Portfolio Investments May Present Special Tax Issues
. We have and continue to expect to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues. U.S. federal income tax rules are not entirely clear about certain issues related to such investments such as when we may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by us, to the extent necessary, to distribute sufficient income to preserve our tax status as a RIC and minimize the extent to which we are subject to U.S. federal income or excise tax.
Legislative or Regulatory Tax Changes Could Adversely Affect Investors
. At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. The likelihood of any new legislation being enacted is uncertain. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us and/or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our shares or the value or the resale potential of our investments.
The foregoing list of risk factors does not purport to be a complete enumeration or explanation of the risks involved in an investment in a Fund. Each prospective shareholder should read this entire registration statement and consult with its advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program develops and changes over time, an investment in the Fund may be subject to additional and different risk factors.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		40 West 57th Street
Entity Address, Address Line Two		33rd Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Yoohyun K. Choi
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	2.00%
Management Fees [Percent]	[4],[5]	1.25%
Interest Expenses on Borrowings [Percent]	[4],[6]	6.15%
Distribution/Servicing Fees [Percent]	[4],[7]	0.85%
Incentive Fees [Percent]	[4],[8]	1.47%
Acquired Fund Fees and Expenses [Percent]	[4],[9]	0.47%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[10]	0.33%
Total Annual Expenses [Percent]	[4]	10.52%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S Shares
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		34,240,616
Class S Shares [Member] | Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 90
Expense Example, Years 1 to 3		261
Expense Example, Years 1 to 5		417
Expense Example, Years 1 to 10		757
Class S Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		97
Expense Example, Years 1 to 3		277
Expense Example, Years 1 to 5		441
Expense Example, Years 1 to 10		$ 787
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	2.00%
Management Fees [Percent]	[4],[5]	1.25%
Interest Expenses on Borrowings [Percent]	[4],[6]	6.15%
Distribution/Servicing Fees [Percent]	[4],[7]	0.25%
Incentive Fees [Percent]	[4],[8]	1.47%
Acquired Fund Fees and Expenses [Percent]	[4],[9]	0.47%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[10]	0.33%
Total Annual Expenses [Percent]	[4]	9.92%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D Shares
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		46,241,677
Class D Shares [Member] | Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 84
Expense Example, Years 1 to 3		245
Expense Example, Years 1 to 5		394
Expense Example, Years 1 to 10		725
Class D Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		91
Expense Example, Years 1 to 3		261
Expense Example, Years 1 to 5		418
Expense Example, Years 1 to 10		$ 758
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	2.00%
Management Fees [Percent]	[4],[5]	1.25%
Interest Expenses on Borrowings [Percent]	[4],[6]	6.15%
Distribution/Servicing Fees [Percent]	[4],[7]	0.00%
Incentive Fees [Percent]	[4],[8]	1.47%
Acquired Fund Fees and Expenses [Percent]	[4],[9]	0.47%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[10]	0.33%
Total Annual Expenses [Percent]	[4]	9.67%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		212,021,393
Class I Shares [Member] | Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 82
Expense Example, Years 1 to 3		238
Expense Example, Years 1 to 5		385
Expense Example, Years 1 to 10		711
Class I Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		88
Expense Example, Years 1 to 3		255
Expense Example, Years 1 to 5		409
Expense Example, Years 1 to 10		$ 745
Class F Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[2]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	2.00%
Management Fees [Percent]	[4],[5]	1.25%
Interest Expenses on Borrowings [Percent]	[4],[6]	6.15%
Distribution/Servicing Fees [Percent]	[4],[7]	0.50%
Incentive Fees [Percent]	[4],[8]	1.47%
Acquired Fund Fees and Expenses [Percent]	[4],[9]	0.47%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[10]	0.33%
Total Annual Expenses [Percent]	[4]	10.17%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class F Shares
Outstanding Security, Title [Text Block]		Class F
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		233,681,256
Class F Shares [Member] | Investment Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		251
Expense Example, Years 1 to 5		404
Expense Example, Years 1 to 10		739
Class F Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		93
Expense Example, Years 1 to 3		268
Expense Example, Years 1 to 5		428
Expense Example, Years 1 to 10		$ 770
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to our Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		Dividends and distributions may be paid to the holders of our Common Shares if, as and when authorized by our Board and declared by us out of funds legally available therefore.
Security Voting Rights [Text Block]		Under the terms of our Declaration of Trust, all Common Shares have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable.
Security Liquidation Rights [Text Block]	In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata
		in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
HLEND A Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 758,407	$ 683,184	$ 615,838	$ 453,663
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6	$ 2,473.7
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0	$ 0
HLEND B Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 833,783	$ 955,572	$ 513,747	$ 482,084
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6	$ 2,473.7
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0	$ 0
HLEND C Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 510,000	$ 487,500	$ 487,500
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0
HLEND D Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 757,110	$ 830,343	$ 195,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0
HLEND E Funding Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 906,290	$ 642,800
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0
Revolving Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 1,742,106	$ 1,186,264	$ 1,025,294	$ 704,819
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6	$ 2,473.7
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0	$ 0
November 2025 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 0	$ 170,000	$ 170,000	$ 170,000
Senior Securities Coverage per Unit	[12]		$ 0	$ 2,163.2	$ 2,231.6	$ 2,473.7
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0	$ 0
November 2027 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 155,000	$ 155,000	$ 155,000	$ 155,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6	$ 2,473.7
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0	$ 0
March 2026 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 0	$ 276,000	$ 276,000
Senior Securities Coverage per Unit	[12]		$ 0	$ 2,163.2	$ 2,231.6
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0
March 2028 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 124,000	$ 124,000	$ 124,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0
September 2027 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 75,000	$ 75,000	$ 75,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0
September 2028 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 250,000	$ 250,000	$ 250,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2	$ 2,231.6
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0
January 2029 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 550,000	$ 550,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0
September 2029 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 400,000	$ 400,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0
January 2028 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 750,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0
April 2032 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 500,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0
June 2027 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 400,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0
June 2030 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 500,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0
September 2028-1 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 600,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0
November 2030 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 500,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0
2023 CLO Secured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 0	$ 323,000	$ 323,000
Senior Securities Coverage per Unit	[12]		$ 0	$ 2,163.2	$ 2,231.6
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0
2024 CLO Secured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 400,000	$ 400,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4	$ 2,163.2
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0
2025 CLO Secured Debt [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 850,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0
2025-4 CLO Secured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 850,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0
Short Term Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 0	$ 0	$ 0	$ 379,081
Senior Securities Coverage per Unit	[12]		$ 0	$ 0	$ 0	$ 2,473.7
Preferred Stock Liquidating Preference	[13]		$ 0	$ 0	$ 0	$ 0
2023 CLO Refinancing Secured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[11]		$ 578,000
Senior Securities Coverage per Unit	[12]		$ 1,957.4
Preferred Stock Liquidating Preference	[13]		$ 0

[1]	In order to compute the “Corresponding Return to Common Shareholders,” the “Assumed Return on Portfolio” is multiplied by the total value of our assets at December 31, 2025 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 5.96% by the approximately $12,989.7 million of principal debt outstanding) is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of our net assets as of December 31, 2025 to determine the “Corresponding Return to Common Shareholders.”
[2]	Neither the Fund nor the Managing Dealer will charge upfront sales load with respect to Class S shares, Class D shares, Class I shares or Class F shares; however, if you buy Class S shares, Class D shares, Class I shares or Class F shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that they limit such charges to a 3.5% cap on NAV for Class S shares, a 2.0% cap on NAV for Class D shares, a 2.0% cap on NAV for Class I shares and a 2.0% cap on NAV for Class F shares. Please consult your selling agent for additional information.
[3]	Under our share repurchase program, to the extent we offer to repurchase shares in any particular quarter, we expect to repurchase shares pursuant to tender offers using a purchase price that will be disclosed in accordance with Exchange Act tender offer rules, except that shares that have not been outstanding for at least one year will be subject to a fee of 2.0% of such purchase price. The one-year holding period is measured as of the subscription closing date immediately following the prospective repurchase date. The Early Repurchase Deduction may be waived, at our discretion, in the case of repurchase requests arising from the death, divorce or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
[4]	The average of total net assets for the fiscal year ended December 31, 2025, which is employed as the denominator for expense ratio computation, was $11.0 billion.
[5]	The base management fee paid to our Adviser is calculated at an annual rate of 1.25% of the value of our net assets as of the beginning of the first calendar day of the applicable month.
[6]	We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds (including unused fees, amortization of deferred financing costs, debt issuance costs and original issue discounts and the net interest on interest rate swaps accounted for as hedges) incurred during the fiscal year ended December 31, 2025, divided by our average net assets for the year ended December 31, 2025. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market.
[7]	Subject to FINRA limitations on underwriting compensation, we pay the following shareholder servicing and/or distribution fees to the Managing Dealer and/or a participating broker: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV, (b) for Class D shares, a shareholder servicing fee equal to 0.25% per annum of the aggregate NAV, and (c) for Class F shares, a shareholder servicing and/or distribution fee equal to 0.50% per annum of the aggregate NAV, in each case payable on a monthly basis in arrears as of the first calendar day of the month. No shareholder servicing or distribution fees are paid with respect to the Class I shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares, Class D shares and Class F shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, as required by exemptive relief that allows us to offer multiple classes of shares, at the end of the month in which the Managing Dealer in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to any single share held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such share (or a lower limit as determined by the Managing Dealer and the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on either (i) each such share that would exceed such limit or (ii) all Class S shares, Class D shares and Class F shares in such shareholder’s account. We may modify this requirement if permitted by applicable exemptive relief. At the end of such month, the applicable Class S shares, Class D shares or Class F shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class S, Class D shares or Class F shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.
[8]	We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees included in the table above are based on actual annualized income. The incentive fees, if any, are divided into two parts: • The first part of the incentive fee is based on income, whereby we pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up. • The second part of the incentive fee is based on realized capital gains, whereby we pay the Adviser at the end of each calendar year in arrears 12.5% of cumulative realized capital gains from inception through the end of such calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains. The table above reflects incentive fees based on income, if any. The incentive fee based on income of 1.47% referenced in the table above is based on actual amounts of the income component of the incentive fee payable under the Investment Advisory Agreement during the fiscal year ended December 31, 2025. As we cannot predict with certainty whether we will meet the necessary performance targets with respect to the capital gains component of the incentive fee, we have assumed no such fees for this table. If we were to achieve a total return of 5.0% in a calendar year made up of entirely realized capital gains net of all realized capital losses and unrealized capital depreciation, an incentive fee equal to 0.63% of our net assets would be payable. See “Investment Advisory Agreement and Administration Agreement” for more information concerning the incentive fees.
[9]	Our shareholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act (i.e., acquired funds). This amount includes the annual fees and expenses of ULTRA III, LLC, our joint venture with Capital One Member, for the year ended December 31, 2025.
[10]	“Other expenses” include accounting, legal and auditing fees, custodian and transfer agent fees, reimbursement of expenses to our Administrator, organization and offering expenses, insurance costs, excise taxes and fees payable to our Trustees, as discussed in “Investment Advisory Agreement and Administration Agreement.” Other expenses represent the annual other expenses of the Fund and its subsidiaries based on actual amounts of other expenses incurred during the fiscal year ended December 31, 2025, divided by our average net assets for the fiscal year ended December 31, 2025. We have entered into the Expense Support Agreement with the Adviser. Pursuant to the Expense Support Agreement, the Adviser is obligated to advance all of our Other Operating Expenses (each, a “Required Expense Payment”) to the effect that such expenses do not exceed 1.00% (on an annualized basis) of the Fund’s NAV. Any Required Expense Payment must be paid by the Adviser to us in any combination of cash or other immediately available funds and/or offset against amounts due from us to the Adviser or its affiliates. The Adviser may elect to pay certain additional expenses on our behalf (each, a “Voluntary Expense Payment” and together with a Required Expense Payment, the “Expense Payments”), provided that no portion of the payment will be used to pay any interest expense or shareholder servicing and/or distribution fees of the Fund. Any Voluntary Expense Payment that the Adviser has committed to pay must be paid by the Adviser to us in any combination of cash or other immediately available funds no later than forty-five days after such commitment was made in writing, and/or offset against amounts due from us to the Adviser or its affiliates. The Adviser will be entitled to reimbursement of an Expense Payment from us if Available Operating Funds (as defined below under “Expense Support and Conditional Reimbursement Agreement”) exceed the cumulative distributions accrued to the Fund’s shareholders, among other conditions. See “Expense Support and Conditional Reimbursement Agreement” for additional information regarding the Expense Support Agreement. Because the Adviser’s obligation to make Voluntary Expense Payments is voluntary, the table above does not reflect the impact of any Voluntary Expense Payments from the Adviser.
[11]	Total amount of each class of senior securities outstanding at the end of the period presented.
[12]	Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
[13]	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “-” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.